                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-5897
                                   ------------


                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      1/31
                         --------------
Date of reporting period:     1/31
                         --------------

  Annual Report

                                                         RIVERSOURCE [LOGO](R)
                                                               INVESTMENTS

  RIVERSOURCE(R)
  PORTFOLIO BUILDER SERIES

  ANNUAL REPORT FOR THE
  PERIOD ENDED JAN. 31, 2007

> THIS ANNUAL REPORT DESCRIBES SIX FUNDS, EACH OF WHICH INVESTS IN OTHER
  RIVERSOURCE(R) FUNDS. THE OBJECTIVE OF EACH FUND IS THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.

  RiverSource(R) Portfolio Builder Conservative Fund

  RiverSource(R) Portfolio Builder Moderate Conservative Fund

  RiverSource(R) Portfolio Builder Moderate Fund

  RiverSource(R) Portfolio Builder Moderate Aggressive Fund

  RiverSource(R) Portfolio Builder Aggressive Fund

  RiverSource(R) Portfolio Builder Total Equity Fund

TABLE OF CONTENTS

Fund Snapshots .........................................................     2
Portfolio Allocation ...................................................     4
Investment Changes
   RiverSource Portfolio Builder Conservative Fund .....................     6
   RiverSource Portfolio Builder Moderate Conservative Fund ............     7
   RiverSource Portfolio Builder Moderate Fund .........................     8
   RiverSource Portfolio Builder Moderate Aggressive Fund ..............     9
   RiverSource Portfolio Builder Aggressive Fund .......................    10
   RiverSource Portfolio Builder Total Equity Fund .....................    11
Performance Summaries ..................................................    12
Questions & Answers with Portfolio Management ..........................    19
The Fund's Long-term Performance
   RiverSource Portfolio Builder Conservative Fund .....................    24
   RiverSource Portfolio Builder Moderate Conservative Fund ............    26
   RiverSource Portfolio Builder Moderate Fund .........................    28
   RiverSource Portfolio Builder Moderate Aggressive Fund ..............    30
   RiverSource Portfolio Builder Aggressive Fund .......................    32
   RiverSource Portfolio Builder Total Equity Fund .....................    34
Fund Expenses Example ..................................................    36
Investments in Affiliated Funds ........................................    43
Financial Statements ...................................................    54
Notes to Financial Statements ..........................................    61
Report of Independent Registered Public Accounting Firm ................    83
Federal Income Tax Information .........................................    84
Board Members and Officers .............................................    88
Proxy Voting ...........................................................    90


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RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 1

FUND SNAPSHOTS AT JAN. 31, 2007

FUND OVERVIEW

The Portfolio Builder funds offer disciplined professional asset allocation and by investing in a combination of underlying RiverSource funds which invest in equity securities and in fixed income securities. The Fund utilizes the input of the RiverSource Capital Markets Committee outlook for the global economy and markets, and the Fund's managers meet regularly to strategically reallocate each asset class based on the Committee's recommendations and current market conditions.

FUND FACTS

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

                                           TICKER SYMBOL   INCEPTION DATE
Class A                                        ABDAX           3/4/04
Class B                                        ABBDX           3/4/04
Class C                                          --            3/4/04
Class R4(1)                                      --            3/4/04

Total net assets .......................................   $123.9 million
Number of holdings .....................................               28

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

                                           TICKER SYMBOL   INCEPTION DATE
Class A                                        AUCAX           3/4/04
Class B                                        AMDBX           3/4/04
Class C                                          --            3/4/04
Class R4(1)                                      --            3/4/04

Total net assets .......................................   $281.9 million
Number of holdings .....................................               32

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

                                           TICKER SYMBOL   INCEPTION DATE
Class A                                        ABUAX           3/4/04
Class B                                        AURBX           3/4/04
Class C                                        AMTCX           3/4/04
Class R4(1)                                      --            3/4/04

Total net assets .......................................   $816.2 million
Number of holdings .....................................               30

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

                                           TICKER SYMBOL   INCEPTION DATE
Class A                                        AXMAX           3/4/04
Class B                                        ABMBX           3/4/04
Class C                                        AGECX           3/4/04
Class R4(1)                                      --            3/4/04

Total net assets .......................................   $1.029 billion
Number of holdings .....................................               30

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

                                           TICKER SYMBOL   INCEPTION DATE
Class A                                        AXBAX           3/4/04
Class B                                        AXPBX           3/4/04
Class C                                        RBGCX           3/4/04
Class R4(1)                                      --            3/4/04

Total net assets .......................................   $510.8 million
Number of holdings .....................................               31

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

                                           TICKER SYMBOL   INCEPTION DATE
Class A                                        AXTAX           3/4/04
Class B                                        AXTBX           3/4/04
Class C                                        RBTCX           3/4/04
Class R4(1)                                      --            3/4/04

Total net assets .......................................   $466.9 million
Number of holdings .....................................               24

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

The Portfolio Builder funds are "funds of funds comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


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2 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

FUND SNAPSHOTS AT JAN. 31, 2007

PORTFOLIO MANAGERS

                                           YEARS IN INDUSTRY
Kent Bergene                                       25
David Joy                                          30
Michelle Keeley                                    21
William Truscott                                   24

The Capital Markets Committee provides initial guidance with respect to strategic asset allocation among the three main asset classes: equity, fixed income and cash. The Asset Allocation Committee, comprised of Messrs. Joy and Truscott, and Ms. Keeley, next determines the asset class and investment category allocations for each Fund. The Fund Selection Committee, comprised of Messrs. Bergene, Joy and Truscott, and Ms. Keeley, then determines the underlying fund selections for each Fund.

For more information about the underlying funds that make up each RiverSource Portfolio Builder Series funds, visit riversource.com/funds or call (888) 791-3380. On line, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Portfolio Builder Series fund invests only in Class I shares of the underlying funds.

TOP FIVE HOLDINGS

Percentage of portfolio assets

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

RiverSource Limited Duration Bond Fund                                   23.5%
RiverSource Core Bond Fund                                               22.0%
RiverSource Short Duration U.S. Government Fund                          14.4%
RiverSource Inflation Protected Securities Fund                           7.3%
RiverSource Cash Management Fund                                          5.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

RiverSource Limited Duration Bond Fund                                   14.6%
RiverSource Diversified Bond Fund                                        11.8%
RiverSource Short Duration U.S. Government Fund                           7.6%
RiverSource Growth Fund                                                   7.2%
RiverSource Inflation Protected Securities Fund                           6.9%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

RiverSource Diversified Bond Fund                                        14.3%
RiverSource Growth Fund                                                   9.4%
RiverSource Inflation Protected Securities Fund                           7.9%
RiverSource Core Bond Fund                                                7.7%
RiverSource Income Opportunities Fund                                     7.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

RiverSource Growth Fund                                                  12.1%
RiverSource Diversified Bond Fund                                         9.2%
RiverSource Disciplined Equity Fund                                       9.2%
RiverSource Fundamental Growth Fund                                       7.7%
RiverSource Inflation Protected Securities Fund                           6.8%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

RiverSource Growth Fund                                                  14.8%
RiverSource Disciplined Equity Fund                                      11.3%
RiverSource Fundamental Growth Fund                                       9.4%
RiverSource International Aggressive Growth Fund                          5.3%
RiverSource Diversified Equity Income Fund                                4.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

RiverSource Growth Fund                                                  17.5%
RiverSource Disciplined Equity Fund                                      13.3%
RiverSource Fundamental Growth Fund                                      11.1%
RiverSource International Aggressive Growth Fund                          6.3%
RiverSource Diversified Equity Income Fund                                5.5%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


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RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 3

PORTFOLIO ALLOCATION

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Percentage of portfolio assets at Jan. 31, 2007

Fixed Income Funds(1)                    68.3%
Equity Funds(2)                          25.5%           [PIE CHART]
Alternative Investment(3)                 1.0%
Cash Equivalents(4)                       5.2%

(1)   Includes Investment Grade 59.9%, Inflation Protected Securities 7.3% and
      Global Bond 1.1%.

(2)   Includes U.S. Large Cap 15.4%, International 5.6%, U.S. Mid Cap 1.4%,
      Real Estate 1.1%, U.S. Small Cap 0.9%, Dividend Income 0.8% and U.S.
      Small-Mid Cap 0.3%.

(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

(4)   Includes Money Market 5.2%.

RIVERSOURCE P0RTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Percentage of portfolio assets at Jan. 31, 2007

Fixed Income Funds(1)                    55.8%
Equity Funds(2)                          40.6%           [PIE CHART]
Cash Equivalents(3)                       2.6%
Alternative Investment(4)                 1.0%

(1)   Includes Investment Grade 39.8%, Inflation Protection Securities 6.9%,
      Global Bond 5.8%, High Yield 2.7% and Floating Rate 0.6%.

(2)   Includes U.S. Large Cap 25.2%, International 9.1%, U.S. Mid Cap 2.2%,
      U.S. Small Cap 1.4%, Dividend Income 1.2%, Real Estate 1.1% and U.S.
      Small-Mid Cap 0.4%.

(3)   Includes Money Market 2.6%.

(4) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

RIVERSOURCE P0RTFOLIO BUILDER MODERATE FUND

Percentage of portfolio assets at Jan. 31, 2007

Fixed Income Funds(1)                    44.5%
Equity Funds(2)                          53.5%           [PIE CHART]
Alternative Investment(3)                 2.0%

(1)   Includes Investment Grade 22.1%, Inflation Protected Securities 7.9%,
      High Yield 7.6%, Global Bond 6.2% and Floating Rate 0.7%.

(2)   Includes U.S. Large Cap 32.6%, International 11.8%, U.S. Mid Cap 2.9%,
      Real Estate 2.2%, U.S. Small Cap 1.9%, Dividend Income 1.6% and U.S.
      Small-Mid Cap 0.5%.

(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.


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4 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Percentage of portfolio assets at Jan. 31, 2007

Fixed Income Funds(1)                    29.6%
Equity Funds(2)                          68.4%           [PIE CHART]
Alternative Investment(3)                 2.0%

(1)   Includes Investment Grade 13.9%, Inflation Protected Securities 6.8%,
      Global Bond 5.9%, High Yield 2.1% and Floating Rate 0.9%.

(2)   Includes U.S. Large Cap 42.2%, International 15.2%, U.S. Mid Cap 3.7%,
      U.S. Small Cap 2.3%, Real Estate 2.2%, Dividend Income 2.1% and U.S.
      Small-Mid Cap 0.7%.

(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Percentage of portfolio assets at Jan. 31, 2007

Fixed Income Funds(1)                    14.7%
Equity Funds(2)                          83.3%           [PIE CHART]
Alternative Investment(3)                 2.0%

(1)   Includes Investment Grade 8.4%, Inflation Protected Securities 2.5%,
      High Yield 2.2%, Global Bond 0.9% and Floating Rate 0.7%.

(2)   Includes U.S. Large Cap 51.6%, International 18.7%, U.S. Mid Cap 4.5%,
      U.S. Small Cap 2.9%, Dividend Income 2.6%, Real Estate 2.2% and U.S.
      Small-Mid Cap 0.8%.

(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Percentage of portfolio assets at Jan. 31, 2007

Equity Funds(1)                          98.0%           [PIE CHART]
Alternative Investment(2)                 2.0%

(1)   Includes U.S. Large Cap 61.0%, International 22.1%, U.S. Mid Cap 5.3%,
      U.S. Small Cap 3.4%, Dividend Income 3.0%, Real Estate 2.2% and U.S.
      Small-Mid Cap 1.0%.

(2) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.


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RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 5

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at Jan. 31, 2007

                                                                    % OF FUND'S     % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS           6 MONTHS AGO
                                                                 -----------------------------------------------
GLOBAL BOND FUND
  RiverSource Global Bond Fund                                         1.1%                     1.2%
                                                                 -----------------------------------------------
INFLATION PROTECTED SECURITIES FUND
  RiverSource Inflation Protected Securities Fund                      7.3%                     6.3%
                                                                 -----------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
  RiverSource Core Bond Fund                                          22.0%                    24.9%
  RiverSource Limited Duration Bond Fund                              23.5%                    23.0%
  RiverSource Short Duration U.S. Government Fund                     14.4%                    13.4%
                                                                 -----------------------------------------------
                                                                      59.9%                    61.3%
                                                                 -----------------------------------------------
INTERNATIONAL EQUITY FUNDS
  RiverSource International Aggressive Growth Fund                     1.8%                     1.3%
  RiverSource International Equity Fund                                0.9%                     0.7%
  RiverSource International Opportunity Fund                           1.5%                     0.8%
  RiverSource International Select Value Fund                          1.2%                     1.0%
  RiverSource International Small Cap Fund                             0.2%                     0.2%
                                                                 -----------------------------------------------
                                                                       5.6%                     4.0%
                                                                 -----------------------------------------------
DOMESTIC EQUITY FUNDS
  RiverSource Dividend Opportunity Fund                                0.8%                     0.6%
  RiverSource Real Estate Fund                                         1.1%                     1.0%
  RiverSource Disciplined Equity Fund                                  3.3%                     2.8%
  RiverSource Diversified Equity Income Fund                           1.4%                     1.4%
  RiverSource Fundamental Growth Fund                                  2.8%                     1.8%
  RiverSource Fundamental Value Fund                                   0.9%                     1.0%
  RiverSource Growth Fund                                              4.4%                     3.0%
  RiverSource Large Cap Equity Fund                                    1.4%                     1.2%
  RiverSource Large Cap Value Fund                                     0.2%                     0.2%
  RiverSource Value Fund                                               1.0%                     1.0%
  RiverSource Aggressive Growth Fund                                   1.0%                     0.6%
  RiverSource Mid Cap Growth Fund                                       --%                     0.3%
  RiverSource Mid Cap Value Fund                                       0.2%                     0.2%
  RiverSource Select Value Fund                                        0.2%                     0.2%
  RiverSource Small Cap Growth Fund                                    0.6%                     0.4%
  RiverSource Small Cap Value Fund                                     0.3%                     0.3%
  RiverSource Disciplined Small and Mid Cap Equity Fund                0.3%                      --%
                                                                 -----------------------------------------------
                                                                      19.9%                    16.0%
                                                                 -----------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
  RiverSource Absolute Return Currency and Income Fund                 1.0%                     1.0%
                                                                 -----------------------------------------------
MONEY MARKET FUND
  RiverSource Cash Management Fund                                     5.2%                    10.2%
                                                                 -----------------------------------------------
                                                                     100.0%                   100.0%
                                                                 -----------------------------------------------


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6 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at Jan. 31, 2007

                                                                    % OF FUND'S     % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS           6 MONTHS AGO
                                                                 -----------------------------------------------
FLOATING RATE FUND
  RiverSource Floating Rate Fund                                       0.6%                     0.6%
                                                                 -----------------------------------------------
GLOBAL BOND FUND
  RiverSource Global Bond Fund                                         5.8%                     6.4%
                                                                 -----------------------------------------------
HIGH YIELD FIXED-INCOME FUND
  RiverSource Income Opportunities Fund                                2.7%                     2.9%
                                                                 -----------------------------------------------
INFLATION PROTECTED SECURITIES FUND
  RiverSource Inflation Protected Securities Fund                      6.9%                     6.4%
                                                                 -----------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
  RiverSource Core Bond Fund                                           5.8%                     6.7%
  RiverSource Diversified Bond Fund                                   11.8%                    12.9%
  RiverSource Limited Duration Bond Fund                              14.6%                    14.9%
  RiverSource Short Duration U.S. Government Fund                      7.6%                     8.3%
                                                                 -----------------------------------------------
                                                                      39.8%                    42.8%
                                                                 -----------------------------------------------
INTERNATIONAL EQUITY FUNDS
  RiverSource Emerging Markets Fund                                    0.8%                     0.7%
  RiverSource International Aggressive Growth Fund                     2.6%                     2.1%
  RiverSource International Equity Fund                                1.4%                     1.2%
  RiverSource International Opportunity Fund                           2.2%                     1.3%
  RiverSource International Select Value Fund                          1.8%                     1.7%
  RiverSource International Small Cap Fund                             0.3%                     0.3%
                                                                 -----------------------------------------------
                                                                       9.1%                     7.3%
                                                                 -----------------------------------------------
DOMESTIC EQUITY FUNDS
  RiverSource Dividend Opportunity Fund                                1.2%                     1.1%
  RiverSource Real Estate Fund                                         1.1%                     1.0%
  RiverSource Disciplined Equity Fund                                  5.5%                     4.9%
  RiverSource Diversified Equity Income Fund                           2.2%                     2.6%
  RiverSource Fundamental Growth Fund                                  4.6%                     3.3%
  RiverSource Fundamental Value Fund                                   1.6%                     1.8%
  RiverSource Growth Fund                                              7.2%                     5.3%
  RiverSource Large Cap Equity Fund                                    2.2%                     2.1%
  RiverSource Large Cap Value Fund                                     0.3%                     0.3%
  RiverSource Value Fund                                               1.6%                     1.8%
  RiverSource Aggressive Growth Fund                                   1.6%                     1.0%
  RiverSource Mid Cap Growth Fund                                       --%                     0.5%
  RiverSource Mid Cap Value Fund                                       0.3%                     0.4%
  RiverSource Select Value Fund                                        0.3%                     0.3%
  RiverSource Small Cap Growth Fund                                    0.9%                     0.8%
  RiverSource Small Cap Value Fund                                     0.5%                     0.4%
  RiverSource Disciplined Small and Mid Cap Equity Fund                0.4%                      --%
                                                                 -----------------------------------------------
                                                                      31.5%                    27.6%
                                                                 -----------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
  RiverSource Absolute Return Currency and Income Fund                 1.0%                     0.9%
                                                                 -----------------------------------------------
MONEY MARKET FUND
  RiverSource Cash Management Fund                                     2.6%                     5.1%
                                                                 -----------------------------------------------
                                                                     100.0%                   100.0%
                                                                 -----------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 7

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Fund holdings at Jan. 31, 2007

                                                                    % OF FUND'S     % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS           6 MONTHS AGO
                                                                 -----------------------------------------------
FLOATING RATE FUND
  RiverSource Floating Rate Fund                                       0.7%                     0.7%
                                                                 -----------------------------------------------
GLOBAL BOND FUND
  RiverSource Global Bond Fund                                         6.2%                     6.7%
                                                                 -----------------------------------------------
HIGH YIELD FIXED-INCOME FUND
  RiverSource Income Opportunities Fund                                7.6%                     8.1%
                                                                 -----------------------------------------------
INFLATION PROTECTED SECURITIES FUND
  RiverSource Inflation Protected Securities Fund                      7.9%                     6.8%
                                                                 -----------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
  RiverSource Core Bond Fund                                           7.7%                    10.8%
  RiverSource Diversified Bond Fund                                   14.3%                    15.1%
                                                                 -----------------------------------------------
                                                                      22.0%                    25.9%
                                                                 -----------------------------------------------
INTERNATIONAL EQUITY FUNDS
  RiverSource Emerging Markets Fund                                    1.1%                     1.0%
  RiverSource International Aggressive Growth Fund                     3.4%                     3.1%
  RiverSource International Equity Fund                                1.8%                     1.6%
  RiverSource International Opportunity Fund                           2.8%                     1.9%
  RiverSource International Select Value Fund                          2.4%                     2.5%
  RiverSource International Small Cap Fund                             0.4%                     0.4%
                                                                 -----------------------------------------------
                                                                      11.9%                    10.5%
                                                                 -----------------------------------------------
DOMESTIC EQUITY FUNDS
  RiverSource Dividend Opportunity Fund                                1.6%                     1.6%
  RiverSource Real Estate Fund                                         2.2%                     2.1%
  RiverSource Disciplined Equity Fund                                  7.1%                     7.1%
  RiverSource Diversified Equity Income Fund                           2.9%                     3.6%
  RiverSource Fundamental Growth Fund                                  5.9%                     4.5%
  RiverSource Fundamental Value Fund                                   2.0%                     2.5%
  RiverSource Growth Fund                                              9.4%                     7.4%
  RiverSource Large Cap Equity Fund                                    2.9%                     3.0%
  RiverSource Large Cap Value Fund                                     0.4%                     0.4%
  RiverSource Value Fund                                               2.0%                     2.6%
  RiverSource Aggressive Growth Fund                                   2.1%                     1.4%
  RiverSource Mid Cap Growth Fund                                       --%                     0.7%
  RiverSource Mid Cap Value Fund                                       0.4%                     0.5%
  RiverSource Select Value Fund                                        0.4%                     0.4%
  RiverSource Small Cap Growth Fund                                    1.2%                     1.0%
  RiverSource Small Cap Value Fund                                     0.7%                     0.6%
  RiverSource Disciplined Small and Mid Cap Equity Fund                0.5%                      --%
                                                                 -----------------------------------------------
                                                                      41.7%                    39.4%
                                                                 -----------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
  RiverSource Absolute Return Currency and Income Fund                 2.0%                     1.9%
                                                                 -----------------------------------------------
MONEY MARKET FUND
  RiverSource Cash Management Fund                                      --%                      --%
                                                                 -----------------------------------------------
                                                                     100.0%                   100.0%
                                                                 -----------------------------------------------


------------------------------------------------------------------------------

8 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at Jan. 31, 2007

                                                                    % OF FUND'S     % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS           6 MONTHS AGO
                                                                 -----------------------------------------------
INTERNATIONAL EQUITY FUNDS
  RiverSource Emerging Markets Fund                                    1.4%                     1.4%
  RiverSource International Aggressive Growth Fund                     4.4%                     3.9%
  RiverSource International Equity Fund                                2.3%                     2.1%
  RiverSource International Opportunity Fund                           3.6%                     2.5%
  RiverSource International Select Value Fund                          3.0%                     3.3%
  RiverSource International Small Cap Fund                             0.5%                     0.6%
                                                                 -----------------------------------------------
                                                                      15.2%                    13.8%
                                                                 -----------------------------------------------
DOMESTIC EQUITY FUNDS
  RiverSource Dividend Opportunity Fund                                2.1%                     2.0%
  RiverSource Real Estate Fund                                         2.2%                     2.1%
  RiverSource Disciplined Equity Fund                                  9.2%                     9.2%
  RiverSource Diversified Equity Income Fund                           3.8%                     4.8%
  RiverSource Fundamental Growth Fund                                  7.7%                     6.1%
  RiverSource Fundamental Value Fund                                   2.6%                     3.3%
  RiverSource Growth Fund                                             12.1%                     9.8%
  RiverSource Large Cap Equity Fund                                    3.7%                     4.0%
  RiverSource Large Cap Value Fund                                     0.5%                     0.5%
  RiverSource Value Fund                                               2.6%                     3.4%
  RiverSource Aggressive Growth Fund                                   2.7%                     1.9%
  RiverSource Mid Cap Growth Fund                                       --%                     0.9%
  RiverSource Mid Cap Value Fund                                       0.5%                     0.6%
  RiverSource Select Value Fund                                        0.5%                     0.5%
  RiverSource Small Cap Growth Fund                                    1.5%                     1.4%
  RiverSource Small Cap Value Fund                                     0.8%                     0.8%
  RiverSource Disciplined Small and Mid Cap Equity Fund                0.7%                      --%
                                                                 -----------------------------------------------
                                                                      53.2%                    51.3%
                                                                 -----------------------------------------------
FLOATING RATE FUND
  RiverSource Floating Rate Fund                                       0.9%                     1.0%
                                                                 -----------------------------------------------
GLOBAL BOND FUND
  RiverSource Global Bond Fund                                         5.9%                     6.6%
                                                                 -----------------------------------------------
HIGH YIELD FIXED-INCOME FUND
  RiverSource Income Opportunities Fund                                2.1%                     2.3%
                                                                 -----------------------------------------------
INFLATION PROTECTED SECURITIES FUND
  RiverSource Inflation Protected Securities Fund                      6.8%                     6.6%
                                                                 -----------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
  RiverSource Core Bond Fund                                           4.7%                     5.6%
  RiverSource Diversified Bond Fund                                    9.2%                    10.8%
                                                                 -----------------------------------------------
                                                                      13.9%                    16.4%
                                                                 -----------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
  RiverSource Absolute Return Currency and Income Fund                 2.0%                     2.0%
                                                                 -----------------------------------------------
MONEY MARKET FUND
  RiverSource Cash Management Fund                                      --%                      --%
                                                                 -----------------------------------------------
                                                                     100.0%                   100.0%
                                                                 -----------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 9

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at Jan. 31, 2007

                                                                    % OF FUND'S     % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS           6 MONTHS AGO
                                                                 -----------------------------------------------
INTERNATIONAL EQUITY FUNDS
  RiverSource Emerging Markets Fund                                    1.7%                     1.7%
  RiverSource International Aggressive Growth Fund                     5.3%                     4.8%
  RiverSource International Equity Fund                                2.9%                     2.6%
  RiverSource International Opportunity Fund                           4.5%                     3.1%
  RiverSource International Select Value Fund                          3.7%                     4.1%
  RiverSource International Small Cap Fund                             0.6%                     0.7%
                                                                 -----------------------------------------------
                                                                      18.7%                    17.0%
                                                                 -----------------------------------------------
DOMESTIC EQUITY FUNDS
  RiverSource Dividend Opportunity Fund                                2.6%                     2.4%
  RiverSource Real Estate Fund                                         2.2%                     2.1%
  RiverSource Disciplined Equity Fund                                 11.3%                    11.5%
  RiverSource Diversified Equity Income Fund                           4.6%                     5.9%
  RiverSource Fundamental Growth Fund                                  9.4%                     7.6%
  RiverSource Fundamental Value Fund                                   3.2%                     4.1%
  RiverSource Growth Fund                                             14.8%                    12.2%
  RiverSource Large Cap Equity Fund                                    4.5%                     4.9%
  RiverSource Large Cap Value Fund                                     0.6%                     0.6%
  RiverSource Value Fund                                               3.2%                     4.2%
  RiverSource Aggressive Growth Fund                                   3.3%                     2.3%
  RiverSource Mid Cap Growth Fund                                       --%                     1.1%
  RiverSource Mid Cap Value Fund                                       0.6%                     0.8%
  RiverSource Select Value Fund                                        0.6%                     0.6%
  RiverSource Small Cap Growth Fund                                    1.9%                     1.7%
  RiverSource Small Cap Value Fund                                     1.0%                     1.0%
  RiverSource Disciplined Small and Mid Cap Equity Fund                0.8%                      --%
                                                                 -----------------------------------------------
                                                                      64.6%                    63.0%
                                                                 -----------------------------------------------
FLOATING RATE FUND
  RiverSource Floating Rate Fund                                       0.7%                     0.9%
                                                                 -----------------------------------------------
GLOBAL BOND FUND
  RiverSource Global Bond Fund                                         0.9%                     2.3%
                                                                 -----------------------------------------------
HIGH YIELD FIXED-INCOME FUND
  RiverSource Income Opportunities Fund                                2.2%                     2.7%
                                                                 -----------------------------------------------
INFLATION PROTECTED SECURITIES FUND
  RiverSource Inflation Protected Securities Fund                      2.5%                     1.8%
                                                                 -----------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
  RiverSource Core Bond Fund                                           1.6%                     1.8%
  RiverSource Diversified Bond Fund                                    3.4%                     8.5%
  RiverSource Short Duration U.S. Government Fund                      3.4%                      --%
                                                                 -----------------------------------------------
                                                                       8.4%                    10.3%
                                                                 -----------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
  RiverSource Absolute Return Currency and Income Fund                 2.0%                     2.0%
                                                                 -----------------------------------------------
MONEY MARKET FUND
  RiverSource Cash Management Fund                                      --%                      --%
                                                                 -----------------------------------------------
                                                                     100.0%                   100.0%
                                                                 -----------------------------------------------


------------------------------------------------------------------------------

10 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at Jan. 31, 2007

                                                                    % OF FUND'S     % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS           6 MONTHS AGO
                                                                 -----------------------------------------------
INTERNATIONAL EQUITY FUNDS
  RiverSource Emerging Markets Fund                                    2.0%                     2.1%
  RiverSource International Aggressive Growth Fund                     6.3%                     5.9%
  RiverSource International Equity Fund                                3.4%                     3.3%
  RiverSource International Opportunity Fund                           5.3%                     3.8%
  RiverSource International Select Value Fund                          4.4%                     5.0%
  RiverSource International Small Cap Fund                             0.7%                     0.8%
                                                                 -----------------------------------------------
                                                                      22.1%                    20.9%
                                                                 -----------------------------------------------
DOMESTIC EQUITY FUNDS
  RiverSource Dividend Opportunity Fund                                3.0%                     3.0%
  RiverSource Real Estate Fund                                         2.2%                     2.1%
  RiverSource Disciplined Equity Fund                                 13.3%                    14.0%
  RiverSource Diversified Equity Income Fund                           5.5%                     7.3%
  RiverSource Fundamental Growth Fund                                 11.1%                     9.4%
  RiverSource Fundamental Value Fund                                   3.7%                     5.0%
  RiverSource Growth Fund                                             17.5%                    14.9%
  RiverSource Large Cap Equity Fund                                    5.4%                     6.0%
  RiverSource Large Cap Value Fund                                     0.7%                     0.8%
  RiverSource Value Fund                                               3.8%                     5.2%
  RiverSource Aggressive Growth Fund                                   3.9%                     2.9%
  RiverSource Mid Cap Growth Fund                                       --%                     1.4%
  RiverSource Mid Cap Value Fund                                       0.7%                     1.0%
  RiverSource Select Value Fund                                        0.7%                     0.7%
  RiverSource Small Cap Growth Fund                                    2.2%                     2.2%
  RiverSource Small Cap Value Fund                                     1.2%                     1.2%
  RiverSource Disciplined Small and Mid Cap Equity Fund                1.0%                      --%
                                                                 -----------------------------------------------
                                                                      75.9%                    77.1%
                                                                 -----------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
  RiverSource Absolute Return Currency and Income Fund                 2.0%                     2.0%
                                                                 -----------------------------------------------
MONEY MARKET FUND
  RiverSource Cash Management Fund                                      --%                      --%
                                                                 -----------------------------------------------
                                                                     100.0%                   100.0%
                                                                 -----------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 11

PERFORMANCE SUMMARIES

                RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

                            PERFORMANCE COMPARISON
                       For the year ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Portfolio Builder Conservative Fund
Class A (excluding sales charge)                          +5.76%
Lehman Brothers Aggregate Bond Index (unmanaged)          +4.28%
Russell 3000 Index (unmanaged)                           +14.11%
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)    +4.85%
MSCI EAFE Index (unmanaged)                              +20.33%
Blended Index (unmanaged)                                 +6.51%

(see "The Fund's Long-term Performance" for Index descriptions)

             RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

                            PERFORMANCE COMPARISON
                       For the year ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Portfolio Builder Moderate Aggressive Fund
Class A (excluding sales charge)                         +10.40%
Russell 3000 Index (unmanaged)                           +14.11%
Lehman Brothers Aggregate Bond Index (unmanaged)          +4.28%
MSCI EAFE Index (unmanaged)                              +20.33%
Blended Index (unmanaged)                                +11.42%

(see "The Fund's Long-term Performance" for Index descriptions)

            RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

                            PERFORMANCE COMPARISON
                       For the year ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Portfolio Builder Moderate Conservative Fund
Class A (excluding sales charge)                          +7.65%
Lehman Brothers Aggregate Bond Index (unmanaged)         +14.28%
Russell 3000 Index (unmanaged)                           +14.11%
MSCI EAFE Index (unmanaged)                              +20.33%
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)    +4.85%
Blended Index (unmanaged)                                 +8.12%

(see "The Fund's Long-term Performance" for Index descriptions)

                  RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

                            PERFORMANCE COMPARISON
                       For the year ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Portfolio Builder Aggressive Fund
Class A (excluding sales charge)                         +11.85%
Russell 3000 Index (unmanaged)                           +14.11%
Lehman Brothers Aggregate Bond Index (unmanaged)          +4.28%
MSCI EAFE Index (unmanaged)                              +20.33%
Blended Index (unmanaged)                                +13.10%

(see "The Fund's Long-term Performance" for Index descriptions)

                   RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

                            PERFORMANCE COMPARISON
                       For the year ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Portfolio Builder Moderate Fund
Class A (excluding sales charge)                          +9.38%
Lehman Brothers Aggregate Bond Index (unmanaged)          +4.28%
Russell 3000 Index (unmanaged)                           +14.11%
MSCI EAFE Index (unmanaged)                              +20.33%
Blended Index (unmanaged)                                 +9.75%

(see "The Fund's Long-term Performance" for Index descriptions)

                 RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

                            PERFORMANCE COMPARISON
                       For the year ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Portfolio Builder Total Equity Fund
Class A (excluding sales charge)                         +13.02%
Russell 3000 Index (unmanaged)                           +14.11%
MSCI EAFE Index (unmanaged)                              +20.33%
Blended Index (unmanaged)                                +15.37%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The sales charge for Class A Shares of RiverSource Portfolio Builder Conservative Fund And RiverSource Builder Moderate Conservative Fund is 4.75% and 5.75% for all other funds shown. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

12 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                         SINCE
Without sales charge                                         1 YEAR    INCEPTION
Class A (inception 3/4/04)                                   +5.76%      +4.90%
Class B (inception 3/4/04)                                   +4.99%      +4.11%
Class C (inception 3/4/04)                                   +4.94%      +4.12%
Class R4* (inception 3/4/04)                                 +6.00%      +5.08%
With sales charge
Class A (inception 3/4/04)                                   +0.74%      +3.16%
Class B (inception 3/4/04)                                   -0.01%      +2.83%
Class C (inception 3/4/04)                                   +3.94%      +4.12%

AT DEC. 31, 2006

                                                                         SINCE
Without sales charge                                         1 YEAR    INCEPTION
Class A (inception 3/4/04)                                   +6.39%      +4.84%
Class B (inception 3/4/04)                                   +5.61%      +4.06%
Class C (inception 3/4/04)                                   +5.66%      +4.07%
Class R4* (inception 3/4/04)                                 +6.63%      +5.02%
With sales charge
Class A (inception 3/4/04)                                   +1.33%      +3.05%
Class B (inception 3/4/04)                                   +0.61%      +2.73%
Class C (inception 3/4/04)                                   +4.66%      +4.07%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. This share class is available to institutional investors only.

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                   CLASS A   CLASS B   CLASS C   CLASS R4(c)
Total Fund(a)                                        0.49%     1.25%     1.25%      0.43%
Net Expenses(a)                                      0.49%     1.25%     1.25%      0.38%
Net Fund and Acquired Fund (Underlying Fund)(b)      1.12%     1.88%     1.88%      1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan.
      31, 2008, unless sooner terminated at the discretion of the Fund's
      Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C;
      and 0.38% for Class R4.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund
      (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expense, would have been 0.69% for all classes. The Total Fund and Acquired Fund
      (underlying fund) fees and expenses would have been 1.18% for Class A;
      1.94% for Class B; 1.94% for Class C; and 1.07% for Class R4.

(c)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 13

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                         SINCE
Without sales charge                                         1 YEAR    INCEPTION
Class A (inception 3/4/04)                                   +7.65%      +6.77%
Class B (inception 3/4/04)                                   +6.87%      +5.98%
Class C (inception 3/4/04)                                   +6.88%      +5.98%
Class R4* (inception 3/4/04)                                 +7.74%      +6.94%
With sales charge
Class A (inception 3/4/04)                                   +2.53%      +5.01%
Class B (inception 3/4/04)                                   +1.87%      +4.73%
Class C (inception 3/4/04)                                   +5.88%      +5.98%

AT DEC. 31, 2006

                                                                         SINCE
Without sales charge                                         1 YEAR    INCEPTION
Class A (inception 3/4/04)                                   +9.00%      +6.71%
Class B (inception 3/4/04)                                   +8.11%      +5.88%
Class C (inception 3/4/04)                                   +8.22%      +5.92%
Class R4* (inception 3/4/04)                                 +9.10%      +6.87%
With sales charge
Class A (inception 3/4/04)                                   +3.82%      +4.89%
Class B (inception 3/4/04)                                   +3.11%      +4.60%
Class C (inception 3/4/04)                                   +7.22%      +5.92%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. This share class is available to institutional investors only.

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                   CLASS A   CLASS B   CLASS C   CLASS R4(c)
Total Fund(a)                                        0.44%     1.19%     1.19%      0.38%
Net Expenses(a)                                      0.44%     1.19%     1.19%      0.32%
Net Fund and Acquired Fund (Underlying Fund)(b)      1.13%     1.88%     1.88%      1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan.
      31, 2008, unless sooner terminated at the discretion of the Fund's
      Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C;
      and 0.32% for Class R4.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund
      (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expense, would have been 0.73% for all classes. The Total Fund and Acquired Fund
      (underlying fund) fees and expenses would have been 1.17% for Class A;
      1.92% for Class B; 1.92% for Class C; and 1.05% for Class R4.

(c)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

14 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                         SINCE
Without sales charge                                         1 YEAR    INCEPTION
Class A (inception 3/4/04)                                   +9.38%      +8.59%
Class B (inception 3/4/04)                                   +8.52%      +7.74%
Class C (inception 3/4/04)                                   +8.53%      +7.77%
Class R4* (inception 3/4/04)                                 +9.58%      +8.81%
With sales charge
Class A (inception 3/4/04)                                   +3.09%      +6.40%
Class B (inception 3/4/04)                                   +3.52%      +6.54%
Class C (inception 3/4/04)                                   +7.53%      +7.77%

AT DEC. 31, 2006

                                                                         SINCE
Without sales charge                                         1 YEAR    INCEPTION
Class A (inception 3/4/04)                                   +11.24%     +8.45%
Class B (inception 3/4/04)                                   +10.37%     +7.61%
Class C (inception 3/4/04)                                   +10.38%     +7.64%
Class R4* (inception 3/4/04)                                 +11.44%     +8.71%
With sales charge
Class A (inception 3/4/04)                                    +4.85%     +6.20%
Class B (inception 3/4/04)                                    +5.37%     +6.36%
Class C (inception 3/4/04)                                    +9.38%     +7.64%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. This share class is available to institutional investors only.

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                   CLASS A   CLASS B   CLASS C   CLASS R4(c)
Total Fund(a)                                        0.43%     1.19%     1.19%      0.36%
Net Expenses(a)                                      0.43%     1.19%     1.19%      0.31%
Net Fund and Acquired Fund (Underlying Fund)(b)      1.18%     1.94%     1.94%      1.06%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan.
      31, 2008, unless sooner terminated at the discretion of the Fund's
      Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C;
      and 0.31% for Class R4.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund
      (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expense, would have been 0.78% for all classes. The Total Fund and Acquired Fund
      (underlying fund) fees and expenses would have been 1.21% for Class A;
      1.97% for Class B; 1.97% for Class C; and 1.09% for Class R4.

(c)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 15

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                                                 SINCE
Without sales charge                                                                  1 YEAR   INCEPTION
Class A (inception 3/4/04)                                                            +10.40%    +9.63%
Class B (inception 3/4/04)                                                             +9.54%    +8.80%
Class C (inception 3/4/04)                                                             +9.57%    +8.81%
Class R4* (inception 3/4/04)                                                          +10.69%    +9.88%
With sales charge
Class A (inception 3/4/04)                                                             +4.05%    +7.43%
Class B (inception 3/4/04)                                                             +4.54%    +7.62%
Class C (inception 3/4/04)                                                             +8.57%    +8.81%

AT DEC. 31, 2006

                                                                                                 SINCE
Without sales charge                                                                  1 YEAR   INCEPTION
Class A (inception 3/4/04)                                                            +12.76%    +9.47%
Class B (inception 3/4/04)                                                            +11.99%    +8.65%
Class C (inception 3/4/04)                                                            +12.02%    +8.66%
Class R4* (inception 3/4/04)                                                          +12.96%    +9.69%
With sales charge
Class A (inception 3/4/04)                                                             +6.28%    +7.20%
Class B (inception 3/4/04)                                                             +6.99%    +7.42%
Class C (inception 3/4/04)                                                            +11.02%    +8.66%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. This share class is available to institutional investors only.

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                              CLASS A    CLASS B   CLASS C   CLASS R4(c)
Total Fund(a)                                                   0.46%      1.22%     1.22%      0.37%
Net Expenses(a)                                                 0.46%      1.22%     1.22%      0.34%
Net Fund and Acquired Fund (Underlying Fund)(b)                 1.25%      2.01%     2.01%      1.13%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan.
      31, 2008, unless sooner terminated at the discretion of the Fund's
      Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C;
      and 0.34% for Class R4.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund
      (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expense, would have been 0.82% for all classes. The Total Fund and Acquired Fund
      (underlying fund) fees and expenses would have been 1.28% for Class A;
      2.04% for Class B; 2.04% for Class C; and 1.16% for Class R4.

(c)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

16 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                                            SINCE
Without sales charge                                                             1 YEAR   INCEPTION
Class A (inception 3/4/04)                                                       +11.85%   +10.92%
Class B (inception 3/4/04)                                                       +10.97%   +10.07%
Class C (inception 3/4/04)                                                       +11.00%   +10.04%
Class R4* (inception 3/4/04)                                                     +12.04%   +11.10%
With sales charge
Class A (inception 3/4/04)                                                        +5.42%    +8.68%
Class B (inception 3/4/04)                                                        +5.97%    +8.91%
Class C (inception 3/4/04)                                                       +10.00%   +10.04%

AT DEC. 31, 2006

                                                                                            SINCE
Without sales charge                                                             1 YEAR   INCEPTION
Class A (inception 3/4/04)                                                       +14.72%   +10.68%
Class B (inception 3/4/04)                                                       +13.83%    +9.84%
Class C (inception 3/4/04)                                                       +13.86%    +9.80%
Class R4* (inception 3/4/04)                                                     +14.91%   +10.86%
With sales charge
Class A (inception 3/4/04)                                                        +8.13%    +8.38%
Class B (inception 3/4/04)                                                        +8.83%    +8.63%
Class C (inception 3/4/04)                                                       +12.86%    +9.80%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. This share class is available to institutional investors only.

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                          CLASS A   CLASS B   CLASS C   CLASS R4(c)
Total Fund(a)                                               0.49%     1.25%     1.25%      0.37%
Net Expenses(a)                                             0.49%     1.25%     1.25%      0.37%
Net Fund and Acquired Fund (Underlying Fund)(b)             1.31%     2.07%     2.07%      1.19%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan.
      31, 2008, unless sooner terminated at the discretion of the Fund's
      Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C;
      and 0.37% for Class R4.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund
      (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expense, would have been 0.84% for all classes. The Total Fund and Acquired Fund
      (underlying fund) fees and expenses would have been 1.33% for Class A;
      2.09% for Class B; 2.09% for Class C; and 1.21% for Class R4.

(c)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 17

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Total Equity Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                                             SINCE
Without sales charge                                                              1 YEAR   INCEPTION
Class A (inception 3/4/04)                                                        +13.02%   +12.22%
Class B (inception 3/4/04)                                                        +12.25%   +11.37%
Class C (inception 3/4/04)                                                        +12.25%   +11.37%
Class R4* (inception 3/4/04)                                                      +13.27%   +12.43%
With sales charge
Class A (inception 3/4/04)                                                         +6.53%    +9.96%
Class B (inception 3/4/04)                                                         +7.25%   +10.24%
Class C (inception 3/4/04)                                                        +11.25%   +11.37%

AT DEC. 31, 2006

                                                                                             SINCE
Without sales charge                                                              1 YEAR   INCEPTION
Class A (inception 3/4/04)                                                        +16.58%   +11.94%
Class B (inception 3/4/04)                                                        +15.61%   +11.07%
Class C (inception 3/4/04)                                                        +15.61%   +11.06%
Class R4* (inception 3/4/04)                                                      +16.75%   +12.13%
With sales charge
Class A (inception 3/4/04)                                                         +9.89%    +9.62%
Class B (inception 3/4/04)                                                        +10.61%    +9.89%
Class C (inception 3/4/04)                                                        +14.61%   +11.06%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. This share class is available to institutional investors only.

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                           CLASS A   CLASS B   CLASS C   CLASS R4(c)
Total Fund(a)                                                0.49%     1.25%     1.25%      0.37%
Net Expenses(a)                                              0.49%     1.25%     1.25%      0.37%
Net Fund and Acquired Fund (Underlying Fund)(b)              1.35%     2.11%     2.11%      1.23%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan.
      31, 2008, unless sooner terminated at the discretion of the Fund's
      Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C;
      and 0.37% for Class R4.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund
      (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expense, would have been 0.88% for all classes. The Total Fund and Acquired Fund
      (underlying fund) fees and expenses would have been 1.37% for Class A;
      2.13% for Class B; 2.13% for Class C; and 1.25% for Class R4.

(c)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

18 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

[PHOTO]

David M. Joy,
Vice President
Capital Markets Strategy

Below, Portfolio Manager David Joy discusses the funds' results and positioning for the annual period ended Jan. 31, 2007. Mr. Joy is also chairman of the RiverSource Capital Markets Committee.

Q:    How did the Funds perform for the period?

A: Each of the six funds in the RiverSource Portfolio Builder Series underperformed its respective blended benchmark for the 12-month period ended Jan. 31, 2007 as shown in the bar charts on page 12. During the same time frame, the Fund's domestic equity benchmark, the Russell 3000 Index had a total return of 14.11%, while the Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, returned 4.28%. The Fund's international equity benchmark, the Morgan Stanley Capital International
      (MSCI) EAFE Index, returned 20.33%, while the Citigroup 3-Month U.S. Treasury Bill Index returned 4.85% for the period.

Q:    How is performance of each RiverSource Portfolio Builder fund measured?

A:    Each fund has a Blended Index benchmark as described below:

      o RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND -- 70% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index, 10% Citigroup 3 Month U.S. Treasury Bill Index and 4% MSCI EAFE Index

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND -- 60% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index, 7% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND -- 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND -- 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index

      o RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND -- 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index

      o RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND -- 80% Russell 3000 Index and 20% MSCI EAFE Index

      We compare fund performance to a blended benchmark reflecting the appropriate weightings. Keep in mind that fund performance is presented net of expenses. The blended benchmarks are unmanaged and therefore have no expenses.

      The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities.

      The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

      The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East.

      The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

Q:    What factors most significantly affected performance for the period?

A: Over the course of the fiscal year, factors that contributed most to the funds' performance over much of the period were: 1) The funds' allocation to equities over fixed income, and 2) The funds' emphasis on international versus domestic equities.

      The world's stock markets delivered solid performance during the fiscal period. Many key equity market indicators closed the 12-month period ended Jan. 31, 2007 with healthy double-digit returns. For example, the Standard & Poor's 500 Index (S&P 500), a broad market index of U.S. stocks, rose 14.51% for the 12-months, and the Morgan Stanley Capital Index (MSCI) EAFE Index, a proxy for developed non-U.S. markets, was up 20.33% for the same timeframe.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 19

QUESTIONS & ANSWERS

      DOMESTIC EQUITIES: A number of factors propelled U.S. stocks higher, including: strong corporate profit growth, the Federal Reserve (Fed) held the federal funds rate at 5.25% since their August 2006 meeting and confidence that the Fed had engineered a soft landing for the economy. Robust merger and acquisition (M&A) activities, fueled by high cash balances and relatively low interest rates also contributed to the equity market's outperformance.

      Although the equity market dealt investors some attractive returns over the year, the period was fraught with volatility and there were times when equities hit considerable turbulence. One particularly turbulent time was from early May to mid June 2006, when volatile global equity markets and the perception of a "hawkish" Federal Reserve (the Fed), based on comments from their May 10 meeting, led investors to readjust their appetite for risk and reduce enough of their equity positions to significantly impact the market. By the end of June, the Fed's more dovish statement accompanying its decision to raise the overnight fed funds rate to 5.25% ignited a sharp relief rally. Many of the underlying funds were impacted by that sell-off, which, in turn, affected their performance. Stocks consistently outperformed bonds and cash over the period. Within equities, we favored large-cap stocks, which proved beneficial. Detracting somewhat from the funds' results was our tilt toward growth stocks, versus value stocks. Value stocks have had a long, successful run and continued to outperform over the fiscal period.

      ALTHOUGH THE EQUITY MARKET DEALT INVESTORS SOME ATTRACTIVE RETURNS OVER THE YEAR, THE PERIOD WAS FRAUGHT WITH VOLATILITY AND THERE WERE TIMES WHEN EQUITIES HIT CONSIDERABLE TURBULENCE.

      INTERNATIONAL EQUITIES: International stocks, which were particularly strong over the past year, were supported by strong earnings growth, M&A activities and attractive valuations. Much of the outperformance of international equity markets was attributable to the weak U.S. dollar. Most foreign markets outperformed the U.S. stock markets during the 12-month period. Throughout much of the period, the Portfolio Builder Series had a maximum allocation to international equities, which helped performance.

      Some other factors that contributed to performance over the period were the funds' slight exposure to real estate and emerging markets. These asset classes "stand alone" because they are not reflected in the benchmark indices used by the Portfolio Builder Series.

      FIXED INCOME: Performance within the various segments of the fixed income market varied widely. Higher risk sectors continued to lead the fixed income markets. We made the decision to focus on quality, and that detracted from the performance of those funds with an allocation to bonds.

      As the Fed remained on hold and third quarter 2006 economic growth was revised upward, the fixed income markets in the U.S. sputtered late in the year. Short-term interest rates remained higher than long-term rates; although the yield on the 10-year Treasury note moved lower before bouncing back. The yield on the 90-day Treasury bill remained largely unchanged at slightly below 5%. After two years of steady increases, the federal funds rate has remained at 5.25% since August 2006.

Q:    What changes did you make to the portfolio during the period?

A: As the Portfolio Builder Funds are broadly diversified by design, the adjustments made on a quarter-to-quarter basis were not dramatic. Over the fiscal period, we made some notable changes. From the start of the period, we focused on equities and had greater weightings in both domestic and international companies than did the Funds' respective blended index. In late March, we reduced our domestic equity exposure, largely to reduce risk in the portfolios. We also reduced our position in international equities and moved these assets to cash. This amounted to approximately 3% of the Total Equity Fund, for example, and also was the first time that we chose to cushion against market risk in this manner. In late June, after the markets had corrected, with consensus from the Capital Markets Committee, we redeployed the cash back into international markets and adjusted to neutral our balance of equities, fixed income and cash. Within our domestic equity positions, we made a modest increase toward large cap growth stocks.

      INVESTMENT TERM

      SOFT LANDING: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.


------------------------------------------------------------------------------

20 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

      Early in the period, we remained defensive in our fixed income positions, keeping the duration of the funds relatively short due to interest rate concerns. In April, we turned more positive and sought out quality positions, such as U.S. Treasuries and commercial mortgage-backed securities. In June, we reduced the Funds' equity positions and put that money to work in the bond market. During the period, we increased the Funds' bond weighting to neutral for the first time since the Funds' March 2004 inception, and subsequently reduced the Funds' exposure to bonds at the appropriate time. We continued to put the Funds' focus on high quality bonds, such as U.S. Treasuries and commercial mortgage-backed securities, but as mentioned above, lower quality, higher risk bonds led the market for the period.

      RiverSource(SM) Absolute Return Currency and Income Fund was added to the RiverSource Portfolio Builder Series in July. The new fund added additional diversification to help cushion the Portfolio Builder Series funds against volatility in the equity and bond markets. The new fund initially replaced between 1% and 2% of the fixed income allocation in five Portfolio Builder Series funds. RiverSource Absolute Return Currency and Income Fund outperformed its benchmark during the period, which benefited performance for most of the Funds.

      Although we made some adjustments to the asset allocation of the funds, throughout the reporting period we maintained a preference for stocks versus bonds. Bonds performed well throughout the period and added some welcome stability.

      Each of the six portfolios is constructed using a rigorous process implemented by the Fund Selection Committee. We allocate assets to multiple underlying RiverSource mutual funds to provide shareholders with diversification across asset classes, investment styles and portfolio management teams. As of Jan. 31, 2007:

      o RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND'S portfolio targets include five fixed income funds, one money market fund, 22 equity funds and one alternative investment fund.

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND'S portfolio targets include eight fixed income funds, one money market fund, 23 equity funds and one alternative investment fund.

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND'S AND RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND'S portfolio targets each include six fixed income funds, one money market fund, 23 equity funds and one alternative investment fund.

      o RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND'S portfolio targets include seven fixed income funds, one money market fund, 23 equity funds and one alternative investment fund.

      o RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND'S portfolio targets include 23 equity funds, one money market fund and one alternative investment fund.

Q:    How do you plan to manage the Funds in the coming months?

A: With expectations for a soft landing for the economy and slower earnings growth in 2007, we continue to focus on large, quality and undervalued growth companies, with a particular emphasis on companies that we believe can continue to generate earnings growth regardless of economic conditions. Historically, these types of companies have done well during the advanced stages of an economic cycle.

THE CAPITAL MARKETS COMMITTEE

MEMBERS:

o     DAVID M. JOY
      Vice President,
      Capital Markets Strategy

o     WILLIAM F. TRUSCOTT
      Chief Investment Officer                 [GRAPHIC]

o     DAN LAUFENBERG
      Vice President and
      Chief U.S. Economist

o     OTHER SENIOR INVESTMENT PROFESSIONALS

The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets Committee is published quarterly as the Capital Markets Outlook (shown above), which is available from your Ameriprise financial advisor or online at riversource.com/investments.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 21

QUESTIONS & ANSWERS

RIVERSOURCE PORTFOLIO BUILDER SERIES

HOW EACH FUND SEEKS FOUR LEVELS OF ASSET ALLOCATION AND DIVERSIFICATION

                                                       RIVERSOURCE PORTFOLIO BUILDER SERIES INVESTMENT PROCESS
      STEP 1
      -----------------------------------------------------------------------------------------------------------------------------
         DISCIPLINED ASSET ALLOCATION

         Based on initial guidance from the
 ---->   Capital Markets Committee,                                                                                 ALTERNATIVE
|        the Asset Allocation Committee                    EQUITY              FIXED INCOME             CASH        INVESTMENTS
|        determines for each Fund the allocation
|        among the three primary asset classes.
|     -----------------------------------------------------------------------------------------------------------------------------
|
|     STEP 2
|     -----------------------------------------------------------------------------------------------------------------------------
|        DIVERSIFICATION AMONG INVESTMENT CATEGORIES   DOMESTIC              BOND FUNDS             MONEY          ABSOLUTE
|                                                      EQUITY FUNDS          GOVERNMENT             MARKET FUNDS   RETURN FUNDS
|        The Asset Allocation Committee determines     GROWTH                INVESTMENT GRADE                      CURRENCY
|        allocation among the investment categories    VALUE                    CORPORATE                             AND INCOME
|        in each asset class for each Fund.            BLEND                 HIGH YIELD CORPORATE
|                                                      LARGE CAP             GLOBAL
|        o   For equity funds, this includes           MID CAP
|            diversification by style, market          SMALL CAP
|            capitalization and geography.             REAL ESTATE
|
|        o   For fixed income funds, this includes     INTERNATIONAL FUNDS
|            diversification by sector, maturity,      DEVELOPED MARKETS
|            duration and credit quality.              EMERGING MARKETS
|
|     -----------------------------------------------------------------------------------------------------------------------------
|
|     STEP 3
|     -----------------------------------------------------------------------------------------------------------------------------
|        DIVERSIFICATION AMONG UNDERLYING FUNDS                        RIVERSOURCE INVESTMENTS FAMILY OF FUNDS,
|                                                                      WHICH INCLUDES MUTUAL FUNDS MANAGED BY
|        The Fund Selection Committee then                             PROMINENT, INDEPENDENT INVESTMENT FIRMS.
|        determines the underlying fund
|        selections for each Fund, based on
|        factors that include:
|
|        o   HISTORICAL PERFORMANCE
|
|        o   RISK/RETURN CHARACTERISTICS
|
|        o   MANAGER TENURE
|     -----------------------------------------------------------------------------------------------------------------------------
|
|     STEP 4
|     -----------------------------------------------------------------------------------------------------------------------------
|        PERIODIC REALLOCATION
|
|        The Asset Allocation Committee and
 -----   the Fund Selection Committee meet
         at least quarterly to (re)position Fund
         investments and consider allocation
         and selection determinations.
      -----------------------------------------------------------------------------------------------------------------------------

                                                                                 RESULT
                                                                  RIVERSOURCE PORTFOLIO BUILDER SERIES


------------------------------------------------------------------------------

22 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

      The current bull market in equities has moved into its fifth year and is one of the longest such periods without a market correction. With that said, a correction cannot be ruled out. Keep in mind that in bull markets, corrections (i.e., a drop of at least 10% in the performance of one of the market indices, such as the S&P 500 Index) are viewed as a healthy repricing of stocks. Also, a correction would not necessarily signal the end of the current cycle, unless there is significant deterioration in the underlying fundamentals. We believe that under present conditions, equities remain attractive.

      We also remain bullish on international equities, which we expect will continue their strong representation in the funds. International equities have performed well, and have been supported by strong earnings growth, merger and acquisition (M&A) activity and attractive valuations. Most foreign markets outperformed the U.S. stock market in 2006. Corporate balance sheets are strong, debt is relatively cheap and management confidence is high -- an ideal environment for M&A activity and private equity. Foreign stock markets continue to offer more upside than the U.S. market, in our opinion. Although the outlook calls for slower economic growth around the globe, many foreign economies are not as far into the current economic cycle as the United States. This bodes well for stocks in our view.

      Managing risk is an important part of managing the Funds. We strive for a performance outcome that provides the greatest potential return for the least amount of risk. To this end, have increased the Funds' allocations to international equities. We believe this larger allocation to international stocks benefited performance without adding undue risk, as it has over the annual reporting period.

      Because we believe that inflation is likely to remain somewhat high, we do not expect the Fed to lower its key short term interest rate -- the federal funds rate -- below 4.75% in 2007, which is a more conservative view than the general consensus. By contrast, we expect the 10-year yield to rise to 5.25%, while the consensus is calling for a 10-year yield as much as one percentage point lower.

      INTERNATIONAL EQUITIES HAVE PERFORMED WELL, AND HAVE BEEN SUPPORTED BY STRONG EARNINGS GROWTH, MERGER AND ACQUISITION (M&A) ACTIVITY AND ATTRACTIVE VALUATIONS.

      We are defensive in our positioning, keeping the average duration (a measure of interest rate sensitivity) of the Funds' fixed income portfolio modestly short of the Funds benchmark, the Lehman Aggregate Bond Index. Also, we continue to focus on higher quality sectors, such as AAA commercial mortgage-backed securities, because we believe they offer the best opportunity to generate returns that exceed the benchmark return. We are currently positioned for a modest rise in interest rates from present levels by concentrating our holdings in the intermediate portion of the curve.

      On the international side of fixed income, as economic growth slows to a moderate pace, efforts on the part of global central banks to raise short-term interest rates, which began in 2003, are likely to come to an end in most countries in 2007. Japan is the one notable exception. However, the rally in global bond markets during the second half of 2006 has left yields at levels that already assume a soft landing for the global economy. As such, we prefer to remain defensive in our approach until a valuation correction returns yields to more appropriate levels.

TARGET ALLOCATIONS AS OF JAN. 31, 2007

FUND                                                            EQUITY   FIXED INCOME   CASH   ALTERNATIVE INVESTMENTS
RiverSource Portfolio Builder Conservative Fund                  25%*         69%         5%              1%
RiverSource Portfolio Builder Moderate Conservative Fund         40%*       56.5%       2.5%              1%
RiverSource Portfolio Builder Moderate Fund                      53%*         45%        --               2%
RiverSource Portfolio Builder Moderate Aggressive Fund           68%*         30%        --               2%
RiverSource Portfolio Builder Aggressive Fund                    83%*         15%        --               2%
RiverSource Portfolio Builder Total Equity Fund                  98%*         --         --               2%

*     Includes real estate.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 23

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Conservative Fund Class A shares (from 3/1/04 to 1/31/07)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Lehman Brothers Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS
Results at Jan. 31, 2007

                                                                                                               SINCE
                                                                                                  1 YEAR    INCEPTION(6)
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND (INCLUDES SALES CHARGE)
Class A   Cumulative value of $10,000                                                             $10,074     $10,949
          Average annual total return                                                               +0.74%      +3.16%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
          Cumulative value of $10,000                                                             $10,428     $10,939
          Average annual total return                                                               +4.28%      +3.12%
RUSSELL 3000 INDEX(2)
          Cumulative value of $10,000                                                             $11,411     $13,539
          Average annual total return                                                              +14.11%     +10.95%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
          Cumulative value of $10,000                                                             $10,485     $10,954
          Average annual total return                                                               +4.85%      +3.17%
MSCI EAFE INDEX(4)
          Cumulative value of $10,000                                                             $12,033     $16,937
          Average annual total return                                                              +20.33%     +19.80%
BLENDED INDEX(5)
          Cumulative value of $10,000                                                             $10,651     $11,538
          Average annual total return                                                               +6.51%      +5.02%

Results for other share classes can be found on page 13.


------------------------------------------------------------------------------

24 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                 RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

   Portfolio Builder
   Conservative Fund       Lehman Brothers                 Citigroup 3-Month
        Class A            Aggregate Bond    Russell 3000  U.S. Treasury Bill       MSCI EAFE
(includes sales charge)       Index(1)         Index(2)         Index(3)             Index(4)      Blended Index(5)
        $  9,525                $10,000         $10,000           $10,000             $10,000            $10,000
        $  9,424                $ 9,926         $ 9,634           $10,041             $ 9,778            $ 9,869
        $  9,862                $10,304         $10,532           $10,126             $11,418            $10,383
        $ 10,086                $10,402         $11,263           $10,262             $11,886            $10,596
        $ 10,352                $10,489         $11,865           $10,447             $14,075            $10,833
        $ 10,412                $10,553         $11,842           $10,684             $14,800            $10,925
        $ 10,949                $10,939         $13,539           $10,954             $16,937            $11,538

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North
      American securities.

(5)   The Portfolio Builder Conservative Fund's Blended Index consists of 70%
      Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index, 10%
      Citigroup 3-Month U.S. Treasury Bill and 4% MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices.

(6)   Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index,
      Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index, MSCI
      EAFE Index and Blended Index data is from March 1, 2004.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 25

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Conservative Fund Class A shares (from 3/1/04 to 1/31/07)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS
Results at Jan. 31, 2007

                                                                                                 SINCE
                                                                                    1 YEAR    INCEPTION(6)
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (INCLUDES SALES CHARGE)
Class A    Cumulative value of $10,000                                             $10,253      $11,527
           Average annual total return                                               +2.53%       +5.01%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
           Cumulative value of $10,000                                             $10,428      $10,939
           Average annual total return                                               +4.28%       +3.12%
RUSSELL 3000 INDEX(2)
           Cumulative value of $10,000                                             $11,411      $13,539
           Average annual total return                                              +14.11%      +10.95%
MSCI EAFE INDEX(3)
           Cumulative value of $10,000                                             $12,033      $16,937
           Average annual total return                                              +20.33%      +19.80%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
           Cumulative value of $10,000                                             $10,485      $10,954
           Average annual total return                                               +4.85%       +3.17%
BLENDED INDEX(5)
           Cumulative value of $10,000                                             $10,812      $11,984
           Average annual total return                                               +8.12%       +6.40%

Results for other share classes can be found on page 14.


------------------------------------------------------------------------------

26 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
            RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

   Portfolio Builder
 Moderate Conservative                                                                       Citigroup 3-Month
     Fund Class A            Lehman Brothers                                                 U.S. Treasury Bill
(includes sales charge)  Aggregate Bond Index(1)  Russell 3000 Index(2)  MSCI EAFE Index(3)       Index(4)       Blended Index(5)
        $ 9,525                  $10,000                 $10,000               $10,000             $10,000           $10,000
        $ 9,343                  $ 9,926                 $ 9,634               $ 9,778             $10,041           $ 9,815
        $ 9,991                  $10,304                 $10,532               $11,418             $10,126           $10,429
        $10,282                  $10,402                 $11,263               $11,886             $10,262           $10,730
        $10,709                  $10,489                 $11,865               $14,075             $10,447           $11,084
        $10,757                  $10,553                 $11,842               $14,800             $10,684           $11,174
        $11,527                  $10,939                 $13,539               $16,937             $10,954           $11,984

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North
      American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Portfolio Builder Moderate Conservative Fund's Blended Index consists of 60% Lehman Brothers Aggregate Bond Index, 28% Russell 3000
      Index, 7% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill
      Index. The indices reflect reinvestment of all distributions and changes in market prices.

(6)   Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index,
      Russell 3000 Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury
      Bill Index and Blended Index data is from March 1, 2004.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 27

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Fund Class A shares (from 3/1/04 to 1/31/07)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Lehman Brothers Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS
Results at Jan. 31, 2007

                                                                                               SINCE
                                                                                   1 YEAR    INCEPTION(5)
RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND (INCLUDES SALES CHARGE)
Class A    Cumulative value of $10,000                                            $10,309      $11,982
           Average annual total return                                              +3.09%       +6.40%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
           Cumulative value of $10,000                                            $10,428      $10,939
           Average annual total return                                              +4.28%       +3.12%
RUSSELL 3000 INDEX(2)
           Cumulative value of $10,000                                            $11,411      $13,539
           Average annual total return                                             +14.11%      +10.95%
MSCI EAFE INDEX(3)
           Cumulative value of $10,000                                            $12,033      $16,937
           Average annual total return                                             +20.33%      +19.80%
BLENDED INDEX(4)
           Cumulative value of $10,000                                            $10,975      $12,441
           Average annual total return                                              +9.75%      + 7.79%

Results for other share classes can be found on page 15.


------------------------------------------------------------------------------

28 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                   RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

   Portfolio Builder
 Moderate Fund Class A      Lehman Brothers
(includes sales charge)  Aggregate Bond Index(1)  Russell 3000 Index(2)  MSCI EAFE Index(3)  Blended Index(4)
        $ 9,425                  $10,000                 $10,000              $10,000            $10,000
        $ 9,205                  $ 9,926                 $ 9,634              $ 9,778            $ 9,762
        $ 9,992                  $10,304                 $10,532              $11,418            $10,476
        $10,385                  $10,402                 $11,263              $11,886            $10,863
        $10,954                  $10,489                 $11,865              $14,075            $11,336
        $10,984                  $10,553                 $11,842              $14,800            $11,423
        $11,982                  $10,939                 $13,539              $16,937            $12,441

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North
      American securities.

(4)   The Portfolio Builder Moderate Fund's Blended Index consists of 50%
      Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10%
      MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices.

(5)   Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index,
      Russell 3000 Index, MSCI EAFE Index and Blended Index data is from March
      1, 2004.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 29

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Aggressive Fund Class A shares (from 3/1/04 to 1/31/07)* as compared to the performance of two widely cited performance indices, the Russell 3000(R) Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended Index, consisting of a blend of the Lehman Brothers Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS
Results at Jan. 31, 2007

                                                                                               SINCE
                                                                                   1 YEAR   INCEPTION(5)
RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (INCLUDES SALES CHARGE)
Class A    Cumulative value of $10,000                                            $10,405     $12,319
           Average annual total return                                              +4.05%      +7.43%
RUSSELL 3000 INDEX(1)
           Cumulative value of $10,000                                            $11,411     $13,539
           Average annual total return                                             +14.11%     +10.95%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
           Cumulative value of $10,000                                            $10,428     $10,939
           Average annual total return                                              +4.28%      +3.12%
MSCI EAFE INDEX(3)
           Cumulative value of $10,000                                            $12,033     $16,937
           Average annual total return                                             +20.33%     +19.80%
BLENDED INDEX(4)
           Cumulative value of $10,000                                            $11,142     $12,910
           Average annual total return                                             +11.42%      +9.17%

Results for other share classes can be found on page 16.


------------------------------------------------------------------------------

30 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
             RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

   Portfolio Builder
  Moderate Aggressive
     Fund Class A                                   Lehman Brothers
(includes sales charge)  Russell 3000 Index(1)  Aggregate Bond Index(2)  MSCI EAFE Index(3)  Blended Index(4)
        $ 9,425                 $10,000                 $10,000                $10,000           $10,000
        $ 9,117                 $ 9,634                 $ 9,926                $ 9,778           $ 9,707
        $ 9,987                 $10,532                 $10,304                $11,418           $10,519
        $10,445                 $11,263                 $10,402                $11,886           $10,993
        $11,158                 $11,865                 $10,489                $14,075           $11,588
        $11,173                 $11,842                 $10,553                $14,800           $11,681
        $12,319                 $13,539                 $10,939                $16,937           $12,910

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North
      American securities.

(4) The Portfolio Builder Moderate Aggressive Fund's Blended Index consists of 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and
      13% MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices.

(5)   Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers
      Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from
      March 1, 2004.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 31

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Aggressive Fund Class A shares (from 3/1/04 to 1/31/07)* as compared to the performance of two widely cited performance indices, the Russell 3000(R) Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended Index, consisting of a blend of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS
Results at Jan. 31, 2007

                                                                                                SINCE
                                                                                   1 YEAR   INCEPTION(5)
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND (INCLUDES SALES CHARGE)
Class A    Cumulative value of $10,000                                            $10,542     $12,744
           Average annual total return                                              +5.42%      +8.68%
RUSSELL 3000 INDEX(1)
           Cumulative value of $10,000                                            $11,411     $13,539
           Average annual total return                                             +14.11%     +10.95%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
           Cumulative value of $10,000                                            $10,428     $10,939
           Average annual total return                                              +4.28%      +3.12%
MSCI EAFE INDEX(3)
           Cumulative value of $10,000                                            $12,033     $16,937
           Average annual total return                                             +20.33%     +19.80%
BLENDED INDEX(4)
           Cumulative value of $10,000                                            $11,310     $13,393
           Average annual total return                                             +13.10%     +10.55%

Results for other share classes can be found on page 17.


------------------------------------------------------------------------------

32 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                  RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

   Portfolio Builder
Aggressive Fund Class A                              Lehman Brothers
(includes sales charge)   Russell 3000 Index(1)   Aggregate Bond Index(2)   MSCI EAFE Index(3)   Blended Index(4)
      $ 9,425                   $10,000                   $10,000                 $10,000            $10,000
      $ 9,040                   $ 9,634                   $ 9,926                 $ 9,778            $ 9,653
      $ 9,973                   $10,532                   $10,304                 $11,418            $10,560
      $10,531                   $11,263                   $10,402                 $11,886            $11,122
      $11,395                   $11,865                   $10,489                 $14,075            $11,842
      $11,384                   $11,842                   $10,553                 $14,800            $11,941
      $12,744                   $13,539                   $10,939                 $16,937            $13,393

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North
      American securities.

(4)   The Portfolio Builder Aggressive Fund's Blended Index consists of 20%
      Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16%
      MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices.

(5)   Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers
      Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from
      March 1, 2004.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 33

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Total Equity Fund Class A shares (from 3/1/04 to 1/31/07)* as compared to the performance of one widely cited performance index, the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS
Results at Jan. 31, 2007

                                                                                                SINCE
                                                                                   1 YEAR   INCEPTION(4)
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND (INCLUDES SALES CHARGE)
Class A    Cumulative value of $10,000                                            $10,653     $13,185
           Average annual total return                                              +6.53%      +9.96%
RUSSELL 3000 INDEX(1)
           Cumulative value of $10,000                                            $11,411     $13,539
           Average annual total return                                             +14.11%     +10.95%
MSCI EAFE INDEX(2)
           Cumulative value of $10,000                                            $12,033     $16,937
           Average annual total return                                             +20.33%     +19.80%
BLENDED INDEX(3)
           Cumulative value of $10,000                                            $11,537     $14,051
           Average annual total return                                             +15.37%     +12.39%

Results for other share classes can be found on page 18.


------------------------------------------------------------------------------

34 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                 RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Portfolio Builder Total
  Equity Fund Class A
(includes sales charge)  Russell 3000 Index(1)  MSCI EAFE Index(2)  Blended Index(3)
        $ 9,425                 $10,000              $10,000            $10,000
        $ 8,948                 $ 9,634              $ 9,778            $ 9,579
        $ 9,972                 $10,532              $11,418            $10,612
        $10,624                 $11,263              $11,886            $11,289
        $11,666                 $11,865              $14,075            $12,179
        $11,608                 $11,842              $14,800            $12,285
        $13,185                 $13,539              $16,937            $14,051

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North
      American securities.

(3)   The Portfolio Builder Total Equity Fund's Blended Index consists of 80%
      Russell 3000 Index and 20% MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices.

(4)   Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers
      Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from
      March 1, 2004.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 35

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

36 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Conservative Fund

                                               BEGINNING           ENDING          DIRECT EXPENSES     DIRECT AND INDIRECT
                                             ACCOUNT VALUE      ACCOUNT VALUE        PAID DURING          EXPENSES PAID
                                             AUG. 1, 2006       JAN. 31, 2007       THE PERIOD(a)    DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                    $1,000            $1,051.50            $2.53                  $5.79
   Hypothetical (5% return before expenses)     $1,000            $1,022.74            $2.50                  $5.71
Class B
   Actual(d)                                    $1,000            $1,047.70            $6.45(e)               $9.70(e)
   Hypothetical (5% return before expenses)     $1,000            $1,018.90            $6.36(e)               $9.57(e)
Class C
   Actual(d)                                    $1,000            $1,047.60            $6.45(e)               $9.70(e)
   Hypothetical (5% return before expenses)     $1,000            $1,018.90            $6.36(e)               $9.57(e)
Class R4
   Actual(d)                                    $1,000            $1,052.80            $1.76(e)               $5.02(e)
   Hypothetical (5% return before expenses)     $1,000            $1,023.49            $1.73(e)               $4.95(e)

ANNUALIZED EXPENSE RATIOS

                                                                                    ACQUIRED FUND
                                                              FUND'S ANNUALIZED   (UNDERLYING FUND)          NET FUND
                                                                EXPENSE RATIO    FEES AND EXPENSES(c)        EXPENSES
Class A                                                              .49%                .63%                  1.12%
Class B                                                             1.25%                .63%                  1.88%
Class C                                                             1.25%                .63%                  1.88%
Class R4                                                             .34%                .63%                   .97%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six-month period ended Jan.
      31, 2007, the actual expenses paid would have been $6.15 for Class A, $10.06 for Class B, $10.06 for Class C, and $ 5.38 for Class R4 and the hypothetical expenses paid would have been $6.07 for Class A, $9.92 for Class B, $9.92 for Class C and $5.30 for Class R4.

(d)   Based on the actual return for the six months ended Jan. 31, 2007:
      +5.15% for Class A, +4.77% for Class B, +4.76% for Class C and +5.28% for Class R4.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 1.27% for Class B, 1.27% for Class C and 0.38% for Class R4. Any amounts waived will not be reimbursed by the Fund.
      This change was effective Feb. 1, 2007. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid would have been: $6.45 for Class B, $6.45 for Class C and $1.97 for Class R4; the hypothetical expenses paid would have been: $6.36 for Class B, $6.36 for Class C and $1.94 for Class R4. Additionally, had these changes been in place for the six-month period ended Jan. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $9.70 for Class B, $9.70 for Class C and $5.23 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been:
      $9.57 for Class B, $9.57 for Class C and $5.15 for Class R4.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 37

RiverSource Portfolio Builder Moderate Conservative Fund

                                               BEGINNING              ENDING           DIRECT EXPENSES        DIRECT AND INDIRECT
                                             ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING             EXPENSES PAID
                                              AUG. 1, 2006        JAN. 31, 2007         THE PERIOD(a)       DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                    $1,000              $1,071.60               $2.30                    $5.95
   Hypothetical (5% return before expenses)     $1,000              $1,022.99               $2.24                    $5.81
Class B
   Actual(d)                                    $1,000              $1,067.90               $6.25(e)                 $9.90(e)
   Hypothetical (5% return before expenses)     $1,000              $1,019.16               $6.11(e)                 $9.67(e)
Class C
   Actual(d)                                    $1,000              $1,067.90               $6.20(e)                 $9.85(e)
   Hypothetical (5% return before expenses)     $1,000              $1,019.21               $6.06(e)                 $9.62(e)
Class R4
   Actual(d)                                    $1,000              $1,071.70               $1.62(e)                 $5.27(e)
   Hypothetical (5% return before expenses)     $1,000              $1,023.64               $1.58(e)                 $5.15(e)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)    NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(c)  EXPENSES
Class A                                                               .44%                  .70%            1.14%
Class B                                                              1.20%                  .70%            1.90%
Class C                                                              1.19%                  .70%            1.89%
Class R4                                                              .31%                  .70%            1.01%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six-month period ended Jan.
      31, 2007, the actual expenses paid would have been $6.21 for Class A, $10.16 for Class B, $10.11 for Class C, and $5.54 for Class R4 and the hypothetical expenses paid would have been $6.07 for Class A, $9.92 for Class B, $9.87 for Class C and $5.41 for Class R4.

(d)   Based on the actual return for the six months ended Jan. 31, 2007:
      +7.16% for Class A, +6.79% for Class B, +6.79% for Class C and +7.17% for Class R4.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 1.27% for Class B and 1.27% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2007. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid would have been: $6.25 for Class B, $6.20 for Class C and $1.67 for Class R4;
      the hypothetical expenses paid would have been: $6.11 for Class B, $6.06 for Class C and $1.63 for Class R4. Additionally, had these changes been in place for the six-month period ended Jan. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $9.90 for Class B, $9.85 for Class C and $5.33 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $9.67 for Class
      B, $9.62 for Class C and $5.20 for Class R4.


------------------------------------------------------------------------------

38 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

                                               BEGINNING              ENDING         DIRECT EXPENSES        DIRECT AND INDIRECT
                                             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING             EXPENSES PAID
                                              AUG. 1, 2006        JAN. 31, 2007       THE PERIOD(a)       DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                     $1,000             $1,090.90             $2.27                   $ 6.32
   Hypothetical (5% return before expenses)      $1,000             $1,023.04             $2.19                   $ 6.12
Class B
   Actual(d)                                     $1,000             $1,086.30             $6.26(e)                $10.31(e)
   Hypothetical (5% return before expenses)      $1,000             $1,019.21             $6.06(e)                $ 9.98(e)
Class C
   Actual(d)                                     $1,000             $1,086.40             $6.26(e)                $10.31(e)
   Hypothetical (5% return before expenses)      $1,000             $1,019.21             $6.06(e)                $ 9.98(e)
Class R4
   Actual(d)                                     $1,000             $1,090.90             $1.53(e)                $ 5.59(e)
   Hypothetical (5% return before expenses)      $1,000             $1,023.74             $1.48(e)                $ 5.41(e)

ANNUALIZED EXPENSE RATIOS

                                                                                    ACQUIRED FUND
                                                              FUND'S ANNUALIZED   (UNDERLYING FUND)    NET FUND
                                                                EXPENSE RATIO    FEES AND EXPENSES(c)  EXPENSES
Class A                                                               .43%              .77%             1.20%
Class B                                                              1.19%              .77%             1.96%
Class C                                                              1.19%              .77%             1.96%
Class R4                                                              .29%              .77%             1.06%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.80% for all classes. Had these commitments not been in place for the entire six-month period ended Jan.
      31, 2007, the actual expenses paid would have been $6.48 for Class A, $10.46 for Class B, $10.47 for Class C and $5.74 for Class R4 and the hypothetical expenses paid would have been $6.27 for Class A, $10.13 for Class B, $10.13 for Class C and $5.56 for Class R4.

(d) Based on the actual return for the six months ended Jan. 31, 2007: +9.09 for Class A, +8.63% for Class B, +8.64% for Class C and +9.09% for Class
      R4.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 1.27% for Class B and 1.27% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2007. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid would have been: $6.26 for Class B, $6.26 for Class C and $1.63 for Class R4;
      the hypothetical expenses paid would have been: $6.06 for Class B, $6.06 for Class C and $1.58 for Class R4. Additionally, had these changes been in place for the six-month period ended Jan. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $10.31 for Class B, $10.31 for Class C and $5.69 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $9.98 for Class
      B, $9.98 for Class C and $5.51 for Class R4.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 39

RiverSource Portfolio Builder Moderate Aggressive Fund

                                               BEGINNING              ENDING         DIRECT EXPENSES        DIRECT AND INDIRECT
                                             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING             EXPENSES PAID
                                              AUG. 1, 2006        JAN. 31, 2007       THE PERIOD(a)       DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                    $1,000              $1,102.60             $2.44                   $ 6.68
   Hypothetical (5% return before expenses)     $1,000              $1,022.89             $2.35                   $ 6.42
Class B
   Actual(d)                                    $1,000              $1,099.10             $6.45(e)                $10.69(e)
   Hypothetical (5% return before expenses)     $1,000              $1,019.06             $6.21(e)                $10.28(e)
Class C
   Actual(d)                                    $1,000              $1,099.30             $6.46(e)                $10.69(e)
   Hypothetical (5% return before expenses)     $1,000              $1,019.06             $6.21(e)                $10.28(e)
Class R4
   Actual(d)                                    $1,000              $1,104.20             $1.64(e)                $ 5.89(e)
   Hypothetical (5% return before expenses)     $1,000              $1,023.64             $1.58(e)                $ 5.66(e)

ANNUALIZED EXPENSE RATIOS

                                                                                     ACQUIRED FUND
                                                              FUND'S ANNUALIZED    (UNDERLYING FUND)     NET FUND
                                                                EXPENSE RATIO     FEES AND EXPENSES(c)   EXPENSES
Class A                                                              .46%                 .80%             1.26%
Class B                                                             1.22%                 .80%             2.02%
Class C                                                             1.22%                 .80%             2.02%
Class R4                                                             .31%                 .80%             1.11%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.83% for all classes. Had these commitments not been in place for the entire six-month period ended Jan.
      31, 2007, the actual expenses paid would have been $6.84 for Class A, $10.85 for Class B, $10.85 for Class C and $6.05 for Class R4 and the hypothetical expenses paid would have been $6.58 for Class A, $10.43 for Class B, $10.43 for Class C and $5.81 for Class R4.

(d)   Based on the actual return for the six months ended Jan. 31, 2007:
      +10.26% for Class A, +9.91% for Class B, +9.93% for Class C and +10.42% for Class R4.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These change were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 1.27% for Class B and 1.27% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2007. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid would have been: $6.45 for Class B, $6.46 for Class C and $1.80 for Class R4;
      the hypothetical expenses paid would have been: $6.21 for Class B, $6.21 for Class C and $1.73 for Class R4. Additionally, had these changes been in place for the six-month period ended Jan. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $10.69 for Class B, $10.69 for Class C and $6.05 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $10.28 for Class
      B, $10.28 for Class C and $5.81 for Class R4.


------------------------------------------------------------------------------

40 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

                                                BEGINNING         ENDING        DIRECT EXPENSES       DIRECT AND INDIRECT
                                              ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING            EXPENSES PAID
                                               AUG. 1, 2006    JAN. 31, 2007     THE PERIOD(a)     DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                      $1,000         $1,119.40          $2.62                 $ 7.05
   Hypothetical (5% return before expenses)       $1,000         $1,022.74          $2.50                 $ 6.73
Class B
   Actual(d)                                      $1,000         $1,115.40          $6.66(e)              $11.09(e)
   Hypothetical (5% return before expenses)       $1,000         $1,018.90          $6.36(e)              $10.58(e)
Class C
   Actual(d)                                      $1,000         $1,115.80          $6.67(e)              $11.09(e)
   Hypothetical (5% return before expenses)       $1,000         $1,018.90          $6.36(e)              $10.58(e)
Class R4
   Actual(d)                                      $1,000         $1,120.40          $1.82(e)              $ 6.25(e)
   Hypothetical (5% return before expenses)       $1,000         $1,023.49          $1.73(e)              $ 5.97(e)

ANNUALIZED EXPENSE RATIOS

                                                                                              ACQUIRED FUND
                                                                      FUND'S ANNUALIZED     (UNDERLYING FUND)      NET FUND
                                                                        EXPENSE RATIO      FEES AND EXPENSES(c)    EXPENSES
Class A                                                                      .49%                  .83%              1.32%
Class B                                                                     1.25%                  .83%              2.08%
Class C                                                                     1.25%                  .83%              2.08%
Class R4                                                                     .34%                  .83%              1.17%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.86% for all classes. Had these commitments not been in place for the entire six-month period ended Jan. 31, 2007, the actual expenses paid would have been $7.21 for Class A, $11.25 for Class B, $11.25 for Class C, and $6.41 for Class R4 and the hypothetical expenses paid would have been $6.88 for Class A, $10.74 for Class B, $10.74 for Class C and $6.12 for Class R4.

(d)   Based on the actual return for the six months ended Jan. 31, 2007:
      +11.94% for Class A, +11.54% for Class B, +11.58% for Class C and
      +12.04% for Class R4.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 1.27% for Class B, 1.27% for Class C and 0.37% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2007. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid would have been: $6.66 for Class B, $6.67 for Class C and $1.98 for Class R4; the hypothetical expenses paid would have been:
      $6.36 for Class B, $6.36 for Class C and $1.89 for Class R4.
      Additionally, had these changes been in place for the six-month period ended Jan. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $11.09 for Class B, $11.09 for Class C and $6.41 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $10.58 for Class B, $10.58 for Class C and $6.12 for Class R4.


-----------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 41

RiverSource Portfolio Builder Total Equity Fund

                                                BEGINNING          ENDING       DIRECT EXPENSES      DIRECT AND INDIRECT
                                              ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING           EXPENSES PAID
                                              AUG. 1, 2006     JAN. 31, 2007     THE PERIOD(a)     DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                      $1,000         $1,135.90          $2.64                 $ 7.32
   Hypothetical (5% return before expenses)       $1,000         $1,022.74          $2.50                 $ 6.93
Class B
   Actual(d)                                      $1,000         $1,132.00          $6.72(e)              $11.39(e)
   Hypothetical (5% return before expenses)       $1,000         $1,018.90          $6.36(e)              $10.79(e)
Class C
   Actual(d)                                      $1,000         $1,132.00          $6.72(e)              $11.39(e)
   Hypothetical (5% return before expenses)       $1,000         $1,018.90          $6.36(e)              $10.79(e)
Class R4
   Actual(d)                                      $1,000         $1,137.50          $1.83(e)              $ 6.52(e)
   Hypothetical (5% return before expenses)       $1,000         $1,023.49          $1.73(e)              $ 6.17(e)

ANNUALIZED EXPENSE RATIOS

                                                                                              ACQUIRED FUND
                                                                      FUND'S ANNUALIZED     (UNDERLYING FUND)      NET FUND
                                                                        EXPENSE RATIO      FEES AND EXPENSES(c)    EXPENSES
Class A                                                                      .49%                  .87%              1.36%
Class B                                                                     1.25%                  .87%              2.12%
Class C                                                                     1.25%                  .87%              2.12%
Class R4                                                                     .34%                  .87%              1.21%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.90% for all classes. Had these commitments not been in place for the entire six-month period ended Jan. 31, 2007, the actual expenses paid would have been $7.48 for Class A, $11.55 for Class B, $11.55 for Class C, and $6.68 for Class R4 and the hypothetical expenses paid would have been $7.09 for Class A, $10.94 for Class B, $10.94 for Class C and $6.32 for Class R4.

(d)   Based on the actual return for the six months ended Jan. 31, 2007:
      +13.59% for Class A, +13.20% for Class B, +13.20% for Class C and
      +13.75% for Class R4.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 1.27% for Class B, 1.27% for Class C and 0.37% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2007. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid would have been: $6.72 for Class B, $6.72 for Class C and $1.99 for Class R4; the hypothetical expenses paid would have been:
      $6.36 for Class B, $6.36 for Class C and $1.89 for Class R4.
      Additionally, had these changes been in place for the six-month period ended Jan. 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $11.39 for Class B, $11.39 for Class C and $6.68 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been: $10.79 for Class B, $10.79 for Class C and $6.32 for Class R4.


-----------------------------------------------------------------------------

42 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund

JAN. 31, 2007

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (68.3%)(b)

                                                    SHARES        VALUE(a)
GLOBAL BOND (1.1%)
RiverSource Global Bond Fund                        206,682    $    1,341,364
-----------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.3%)
RiverSource Inflation Protected Securities Fund     949,104         9,044,964
-----------------------------------------------------------------------------

INVESTMENT GRADE (59.9%)
RiverSource Core Bond Fund                        2,858,819        27,215,959
RiverSource Limited Duration Bond Fund            3,019,701        29,079,720
RiverSource Short Duration U.S. Government Fund   3,752,618        17,787,409
                                                               --------------
Total                                                              74,083,088
-----------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $85,168,611)                                            $   84,469,416
-----------------------------------------------------------------------------

EQUITY FUNDS (25.5%)(b)

                                                    SHARES        VALUE(a)
DIVIDEND INCOME (0.8%)
RiverSource Dividend Opportunity Fund               103,535    $      941,131
-----------------------------------------------------------------------------

INTERNATIONAL (5.6%)
RiverSource International Aggressive Growth Fund    251,545         2,178,381
RiverSource International Equity Fund               155,126         1,182,056
RiverSource International Opportunity Fund          179,091         1,812,404
RiverSource International Select Value Fund         140,874         1,517,213
RiverSource International Small Cap Fund             28,815           244,348
                                                               --------------
Total                                                               6,934,402
-----------------------------------------------------------------------------

REAL ESTATE (1.1%)
RiverSource Real Estate Fund                         73,282         1,357,911
-----------------------------------------------------------------------------

U.S. LARGE CAP (15.4%)
RiverSource Disciplined Equity Fund                 585,127         4,183,661
RiverSource Diversified Equity Income Fund          132,690         1,715,688
RiverSource Fundamental Growth Fund                 532,493         3,493,152
RiverSource Fundamental Value Fund                  176,944         1,176,678
RiverSource Growth Fund                             164,952         5,499,501
RiverSource Large Cap Equity Fund                   281,766         1,693,414
RiverSource Large Cap Value Fund                     41,731           238,284
RiverSource Value Fund                              217,592         1,179,347
                                                               --------------
Total                                                              19,179,725
-----------------------------------------------------------------------------

U.S. MID CAP (1.4%)
RiverSource Aggressive Growth Fund                  141,178         1,243,778
RiverSource Mid Cap Value Fund                       26,128           239,068
RiverSource Select Value Fund                        41,617           227,231
                                                               --------------
Total                                                               1,710,077
-----------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES        VALUE(a)
U.S. SMALL CAP (0.9%)
RiverSource Small Cap Growth Fund                   141,233    $      697,689
RiverSource Small Cap Value Fund                     61,726           383,315
                                                               --------------
Total                                                               1,081,004
-----------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                       31,152           318,369
-----------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $29,008,811)                                            $   31,522,619
-----------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(b)

                                                    SHARES        VALUE(a)
RiverSource Absolute Return Currency and Income
   Fund                                             122,437    $    1,248,862
-----------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,223,253)                                             $    1,248,862
-----------------------------------------------------------------------------

CASH EQUIVALENTS (5.2%)(b)

                                                    SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                  6,425,589    $    6,425,589
-----------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,425,589)                                             $    6,425,589
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $121,826,264)(c)                                        $  123,666,486
=============================================================================

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 43


RiverSource Portfolio Builder Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was $122,286,330 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $2,153,193
      Unrealized depreciation                                       (773,037)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                 $1,380,156
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


-----------------------------------------------------------------------------

44 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund

JAN. 31, 2007

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (55.9%)(b)

                                                    SHARES        VALUE(a)
FLOATING RATE (0.6%)
RiverSource Floating Rate Fund                      165,427    $    1,665,854
-----------------------------------------------------------------------------

GLOBAL BOND (5.8%)
RiverSource Global Bond Fund                      2,520,191        16,356,040
-----------------------------------------------------------------------------

HIGH YIELD (2.7%)
RiverSource Income Opportunities Fund               718,938         7,520,095
-----------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.9%)
RiverSource Inflation Protected Securities Fund   2,051,790        19,553,555
-----------------------------------------------------------------------------

INVESTMENT GRADE (39.9%)
RiverSource Core Bond Fund                        1,724,170        16,414,103
RiverSource Diversified Bond Fund                 6,883,181        33,245,765
RiverSource Limited Duration Bond Fund            4,279,238        41,209,060
RiverSource Short Duration U.S. Government Fund   4,529,282        21,468,799
                                                               --------------
Total                                                             112,337,727
-----------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $159,401,137)                                           $  157,433,271
-----------------------------------------------------------------------------

EQUITY FUNDS (40.5%)(b)

                                                    SHARES        VALUE(a)
DIVIDEND INCOME (1.2%)
RiverSource Dividend Opportunity Fund               382,112    $    3,473,395
-----------------------------------------------------------------------------

INTERNATIONAL (9.1%)
RiverSource Emerging Markets Fund                   228,906         2,341,713
RiverSource International Aggressive Growth Fund    845,980         7,326,187
RiverSource International Equity Fund               516,544         3,936,064
RiverSource International Opportunity Fund          600,935         6,081,462
RiverSource International Select Value Fund         472,751         5,091,527
RiverSource International Small Cap Fund             96,242           816,132
                                                               --------------
Total                                                              25,593,085
-----------------------------------------------------------------------------

REAL ESTATE (1.1%)
RiverSource Real Estate Fund                        166,169         3,079,118
-----------------------------------------------------------------------------

U.S. LARGE CAP (25.1%)
RiverSource Disciplined Equity Fund               2,158,685        15,434,599
RiverSource Diversified Equity Income Fund          487,504         6,303,424
RiverSource Fundamental Growth Fund               1,960,142        12,858,530
RiverSource Fundamental Value Fund                  651,016         4,329,256
RiverSource Growth Fund                             607,485        20,253,566
RiverSource Large Cap Equity Fund                 1,037,090         6,232,911
RiverSource Large Cap Value Fund                    148,855           849,960
RiverSource Value Fund                              800,459         4,338,485
                                                               --------------
Total                                                              70,600,731
-----------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES        VALUE(a)
U.S. MID CAP (2.2%)
RiverSource Aggressive Growth Fund                  516,387    $    4,549,366
RiverSource Mid Cap Value Fund                       92,763           848,786
RiverSource Select Value Fund                       146,888           802,008
                                                               --------------
Total                                                               6,200,160
-----------------------------------------------------------------------------

U.S. SMALL CAP (1.4%)
RiverSource Small Cap Growth Fund                   524,264         2,589,863
RiverSource Small Cap Value Fund                    233,308         1,448,846
                                                               --------------
Total                                                               4,038,709
-----------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap Equity
   Fund                                             115,857         1,184,061
-----------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $104,075,443)                                           $  114,169,259
-----------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(b)

                                                    SHARES        VALUE(a)
RiverSource Absolute Return Currency and Income
   Fund                                             277,995    $    2,835,551
-----------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,778,761)                                             $    2,835,551
-----------------------------------------------------------------------------

CASH EQUIVALENTS (2.6%)(b)

                                                    SHARES        VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                  7,458,411    $    7,458,411
-----------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $7,458,411)                                             $    7,458,411
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $273,713,752)(c)                                        $  281,896,492
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 45


RiverSource Portfolio Builder Moderate Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was $274,248,132 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $  9,918,530
      Unrealized depreciation                                     (2,270,170)
      -----------------------------------------------------------------------
      Net unrealized appreciation                               $  7,648,360
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


-----------------------------------------------------------------------------

46 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund

JAN. 31, 2007

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (44.5%)(b)

                                                    SHARES        VALUE(a)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                       549,449   $    5,532,955
-----------------------------------------------------------------------------

GLOBAL BOND (6.2%)
RiverSource Global Bond Fund                       7,757,136       50,343,811
-----------------------------------------------------------------------------

HIGH YIELD (7.6%)
RiverSource Income Opportunities Fund              5,958,303       62,323,844
-----------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.9%)
RiverSource Inflation Protected Securities
   Fund                                            6,797,288       64,778,154
-----------------------------------------------------------------------------

INVESTMENT GRADE (22.1%)
RiverSource Core Bond Fund                         6,628,878       63,106,922
RiverSource Diversified Bond Fund                 24,204,953      116,909,924
                                                               --------------
Total                                                             180,016,846
-----------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $366,382,783)                                           $  362,995,610
-----------------------------------------------------------------------------

EQUITY FUNDS (53.5%)(b)

                                                     SHARES       VALUE(a)
DIVIDEND INCOME (1.6%)
RiverSource Dividend Opportunity Fund              1,435,259   $   13,046,501
-----------------------------------------------------------------------------

INTERNATIONAL (11.8%)
RiverSource Emerging Markets Fund                    862,971        8,828,197
RiverSource International Aggressive Growth Fund   3,174,168       27,488,291
RiverSource International Equity Fund              1,952,039       14,874,536
RiverSource International Opportunity Fund         2,268,321       22,955,404
RiverSource International Select Value Fund        1,780,996       19,181,322
RiverSource International Small Cap Fund             366,443        3,107,438
                                                               --------------
Total                                                              96,435,188
-----------------------------------------------------------------------------

REAL ESTATE (2.2%)
RiverSource Real Estate Fund                         957,321       17,739,154
-----------------------------------------------------------------------------

U.S. LARGE CAP (32.6%)
RiverSource Disciplined Equity Fund                8,135,869       58,171,463
RiverSource Diversified Equity Income Fund         1,842,750       23,826,752
RiverSource Fundamental Growth Fund                7,385,828       48,451,034
RiverSource Fundamental Value Fund                 2,461,766       16,370,745
RiverSource Growth Fund                            2,288,057       76,283,816
RiverSource Large Cap Equity Fund                  3,903,219       23,458,345
RiverSource Large Cap Value Fund                     572,072        3,266,534
RiverSource Value Fund                             3,026,505       16,403,656
                                                               --------------
Total                                                             266,232,345
-----------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                     SHARES       VALUE(a)
U.S. MID CAP (2.9%)
RiverSource Aggressive Growth Fund                 1,949,827   $   17,177,981
RiverSource Mid Cap Value Fund                       356,543        3,262,365
RiverSource Select Value Fund                        559,451        3,054,602
                                                               --------------
Total                                                              23,494,948
-----------------------------------------------------------------------------

U.S. SMALL CAP (1.9%)
RiverSource Small Cap Growth Fund                  1,964,170        9,702,999
RiverSource Small Cap Value Fund                     860,498        5,343,690
                                                               --------------
Total                                                              15,046,689
-----------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.5%)
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                       431,639        4,411,346
-----------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $397,160,584)                                           $  436,406,171
-----------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(b)

                                                     SHARES       VALUE(a)
RiverSource Absolute Return Currency
  and Income Fund                                  1,602,308   $   16,343,540
-----------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,023,547)                                            $   16,343,540
-----------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(b)

                                                     SHARES       VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                          16   $           16
-----------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $16)                                                    $           16
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $779,566,930)(c)                                        $  815,745,337
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 47


RiverSource Portfolio Builder Moderate Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was $780,893,392 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $   39,679,800
      Unrealized depreciation                                      (4,827,855)
      ------------------------------------------------------------------------
      Net unrealized appreciation                              $   34,851,945
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

48 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund

JAN. 31, 2007

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (68.5%)(b)

                                                    SHARES        VALUE(a)
DIVIDEND INCOME (2.1%)
RiverSource Dividend Opportunity Fund              2,342,258   $   21,291,124
-----------------------------------------------------------------------------

INTERNATIONAL (15.3%)
RiverSource Emerging Markets Fund                  1,414,897       14,474,394
RiverSource International Aggressive Growth Fund   5,178,146       44,842,745
RiverSource International Equity Fund              3,178,454       24,219,821
RiverSource International Opportunity Fund         3,696,845       37,412,068
RiverSource International Select Value Fund        2,904,574       31,282,261
RiverSource International Small Cap Fund             598,778        5,077,640
                                                               --------------
Total                                                             157,308,929
-----------------------------------------------------------------------------

REAL ESTATE (2.2%)
RiverSource Real Estate Fund                       1,206,057       22,348,229
-----------------------------------------------------------------------------

U.S. LARGE CAP (42.1%)
RiverSource Disciplined Equity Fund               13,265,366       94,847,370
RiverSource Diversified Equity Income Fund         3,005,892       38,866,189
RiverSource Fundamental Growth Fund               12,054,105       79,074,931
RiverSource Fundamental Value Fund                 4,006,864       26,645,644
RiverSource Growth Fund                            3,728,650      124,313,207
RiverSource Large Cap Equity Fund                  6,360,645       38,227,476
RiverSource Large Cap Value Fund                     900,673        5,142,841
RiverSource Value Fund                             4,919,160       26,661,847
                                                               --------------
Total                                                             433,779,505
-----------------------------------------------------------------------------

U.S. MID CAP (3.7%)
RiverSource Aggressive Growth Fund                 3,180,127       28,016,921
RiverSource Mid Cap Value Fund                       583,881        5,342,512
RiverSource Select Value Fund                        914,246        4,991,782
                                                               --------------
Total                                                              38,351,215
-----------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Small Cap Growth Fund                  3,193,147       15,774,148
RiverSource Small Cap Value Fund                   1,405,597        8,728,760
                                                               --------------
Total                                                              24,502,908
-----------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.7%)
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                       707,825        7,233,975
-----------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $642,802,427)                                           $  704,815,885
-----------------------------------------------------------------------------

FIXED INCOME FUNDS (29.6%)(b)

                                                    SHARES        VALUE(a)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                       916,020   $    9,224,322
-----------------------------------------------------------------------------

GLOBAL BOND (5.9%)
RiverSource Global Bond Fund                       9,305,815       60,394,738
-----------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource Income Opportunities Fund              2,060,278       21,550,512
-----------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.8%)
RiverSource Inflation Protected Securities
   Fund                                            7,293,754       69,509,476
-----------------------------------------------------------------------------

INVESTMENT GRADE (13.9%)
RiverSource Core Bond Fund                         5,092,700       48,482,505
RiverSource Diversified Bond Fund                 19,688,718       95,096,507
                                                               --------------
Total                                                             143,579,012
-----------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $307,222,610)                                           $  304,258,060
-----------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(b)

                                                     SHARES       VALUE(a)
RiverSource Absolute Return Currency
   and Income Fund                                 2,018,336   $   20,587,028
-----------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $20,185,375)                                            $   20,587,028
-----------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(b)

                                                     SHARES       VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                          16   $           16
-----------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $16)                                                    $           16
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $970,210,428)(c)                                        $1,029,660,989
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 49


RiverSource Portfolio Builder Moderate Aggressive Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was $972,446,826 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $   63,119,997
      Unrealized depreciation                                      (5,905,834)
      ------------------------------------------------------------------------
      Net unrealized appreciation                              $   57,214,163
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

50 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund

JAN. 31, 2007

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (83.2%)(b)

                                                     SHARES       VALUE(a)
DIVIDEND INCOME (2.5%)
RiverSource Dividend Opportunity Fund              1,422,514   $   12,930,655
-----------------------------------------------------------------------------

INTERNATIONAL (18.7%)
RiverSource Emerging Markets Fund                    856,665        8,763,678
RiverSource International Aggressive Growth Fund   3,138,180       27,176,637
RiverSource International Equity Fund              1,927,534       14,687,812
RiverSource International Opportunity Fund         2,243,257       22,701,757
RiverSource International Select Value Fund        1,758,502       18,939,064
RiverSource International Small Cap Fund             363,813        3,085,137
                                                               --------------
Total                                                              95,354,085
-----------------------------------------------------------------------------

REAL ESTATE (2.2%)
RiverSource Real Estate Fund                         596,556       11,054,179
-----------------------------------------------------------------------------

U.S. LARGE CAP (51.5%)
RiverSource Disciplined Equity Fund                8,052,137       57,572,779
RiverSource Diversified Equity Income Fund         1,821,193       23,548,025
RiverSource Fundamental Growth Fund                7,308,244       47,942,081
RiverSource Fundamental Value Fund                 2,437,126       16,206,886
RiverSource Growth Fund                            2,265,622       75,535,851
RiverSource Large Cap Equity Fund                  3,859,602       23,196,209
RiverSource Large Cap Value Fund                     560,749        3,201,874
RiverSource Value Fund                             2,996,017       16,238,414
                                                               --------------
Total                                                             263,442,119
-----------------------------------------------------------------------------

U.S. MID CAP (4.6%)
RiverSource Aggressive Growth Fund                 1,930,747       17,009,879
RiverSource Mid Cap Value Fund                       351,729        3,218,321
RiverSource Select Value Fund                        555,736        3,034,321
                                                               --------------
Total                                                              23,262,521
-----------------------------------------------------------------------------

U.S. SMALL CAP (2.9%)
RiverSource Small Cap Growth Fund                  1,945,022        9,608,410
RiverSource Small Cap Value Fund                     845,898        5,253,029
                                                               --------------
Total                                                              14,861,439
-----------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                       424,727        4,340,710
-----------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $387,755,120)                                           $  425,245,708
-----------------------------------------------------------------------------

FIXED INCOME FUNDS (14.8%)(b)

                                                     SHARES       VALUE(a)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                       377,484   $    3,801,263
-----------------------------------------------------------------------------

GLOBAL BOND (0.9%)
RiverSource Global Bond Fund                         690,261        4,479,792
-----------------------------------------------------------------------------

HIGH YIELD (2.2%)
RiverSource Income Opportunities Fund              1,091,603       11,418,163
-----------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (2.5%)
RiverSource Inflation Protected
   Securities Fund                                 1,332,984       12,703,337
-----------------------------------------------------------------------------

INVESTMENT GRADE (8.5%)
RiverSource Core Bond Fund                           866,830        8,252,222
RiverSource Diversified Bond Fund                  3,633,851       17,551,500
RiverSource Short Duration U.S.
   Government Fund                                 3,648,848       17,295,540
                                                               --------------
Total                                                              43,099,262
-----------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $75,224,056)                                            $   75,501,817
-----------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(b)

                                                      SHARES      VALUE(a)
RiverSource Absolute Return Currency and
   Income Fund                                       998,095   $   10,180,566
-----------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,980,775)                                             $   10,180,566
-----------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(b)

                                                      SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                          16   $           16
-----------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $16)                                                    $           16
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $472,959,967)(c)                                        $  510,928,107
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 51


RiverSource Portfolio Builder Aggressive Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was $473,893,069 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $ 38,283,336
      Unrealized depreciation                                     (1,248,298)
      -----------------------------------------------------------------------
      Net unrealized appreciation                               $ 37,035,038
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(ii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

52 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund

JAN. 31, 2007

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (98.0%)(b)

                                                     SHARES       VALUE(a)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund              1,538,003   $   13,980,447
-----------------------------------------------------------------------------

INTERNATIONAL (22.1%)
RiverSource Emerging Markets Fund                    924,094        9,453,487
RiverSource International Aggressive Growth Fund   3,393,259       29,385,623
RiverSource International Equity Fund              2,081,692       15,862,497
RiverSource International Opportunity Fund         2,423,846       24,529,322
RiverSource International Select Value Fund        1,901,448       20,478,592
RiverSource International Small Cap Fund             393,504        3,336,911
                                                               --------------
Total                                                             103,046,432
-----------------------------------------------------------------------------

REAL ESTATE (2.2%)
RiverSource Real Estate Fund                         543,873       10,077,961
-----------------------------------------------------------------------------

U.S. LARGE CAP (60.9%)
RiverSource Disciplined Equity Fund                8,703,145       62,227,487
RiverSource Diversified Equity Income Fund         1,969,660       25,467,699
RiverSource Fundamental Growth Fund                7,902,095       51,837,745
RiverSource Fundamental Value Fund                 2,631,072       17,496,629
RiverSource Growth Fund                            2,445,797       81,542,856
RiverSource Large Cap Equity Fund                  4,168,260       25,051,241
RiverSource Large Cap Value Fund                     609,469        3,480,067
RiverSource Value Fund                             3,234,192       17,529,322
                                                               --------------
Total                                                             284,633,046
-----------------------------------------------------------------------------

U.S. MID CAP (5.4%)
RiverSource Aggressive Growth Fund                 2,086,981       18,386,302
RiverSource Mid Cap Value Fund                       382,277        3,497,838
RiverSource Select Value Fund                        599,071        3,270,930
                                                               --------------
Total                                                              25,155,070
-----------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                     SHARES       VALUE(a)
U.S. SMALL CAP (3.4%)
RiverSource Small Cap Growth Fund                  2,097,573   $   10,362,011
RiverSource Small Cap Value Fund                     916,269        5,690,031
                                                               --------------
Total                                                              16,052,042
-----------------------------------------------------------------------------

U.S. SMALL-MID CAP (1.0%)
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                       462,540        4,727,157
-----------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $419,892,422)                                           $  457,672,155
-----------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(b)

                                                      SHARES      VALUE(a)
RiverSource Absolute Return Currency and
   Income Fund                                       910,071   $    9,282,727
-----------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,102,876)                                             $    9,282,727
-----------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(b)

                                                      SHARES      VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                          13   $           13
-----------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $13)                                                    $           13
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $428,995,311)(c)                                        $  466,954,895
=============================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At Jan. 31, 2007, the cost of securities for federal income tax purposes was $430,076,989 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 37,926,052
      Unrealized depreciation                                      (1,048,146)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $ 36,877,906
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 53

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                 RIVERSOURCE
                                                                              RIVERSOURCE      PORTFOLIO BUILDER     RIVERSOURCE
                                                                           PORTFOLIO BUILDER       MODERATE       PORTFOLIO BUILDER
                                                                             CONSERVATIVE        CONSERVATIVE         MODERATE
JAN. 31, 2007                                                                    FUND                FUND               FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $121,826,264, $273,713,752
   and $779,566,930, respectively)                                          $   123,666,486    $   281,896,492     $   815,745,337
Cash in bank on demand deposit                                                          143                 --                  --
Capital shares receivable                                                           123,083            119,781             517,315
Dividends receivable                                                                 82,565            138,864             306,028
Receivable for investments sold                                                      65,452                 --              51,059
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                    123,937,729        282,155,137         816,619,739
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                               26,962            208,203             270,489
Payable for investments purchased                                                        --              4,885                  --
Accrued distribution fee                                                              1,697              3,644               9,983
Accrued transfer agency fee                                                             371                842               2,677
Accrued administrative services fee                                                      68                154                 445
Other accrued expenses                                                               44,659             54,932              93,985
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                    73,757            272,660             377,579
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                          $   123,863,972    $   281,882,477     $   816,242,160
====================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                    $       118,879    $       260,092     $       719,385
Additional paid-in capital                                                      120,407,692        267,992,488         760,033,346
Undistributed net investment income                                                 203,460            360,545             794,439
Accumulated net realized gain (loss)                                              1,293,719          5,086,612          18,516,583
Unrealized appreciation (depreciation) on investments                             1,840,222          8,182,740          36,178,407
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                                $   123,863,972    $   281,882,477     $   816,242,160
====================================================================================================================================
Net assets applicable to outstanding shares:            Class A             $    82,673,511    $   197,884,478     $   600,269,888
                                                        Class B             $    35,957,945    $    70,978,040     $   188,670,967
                                                        Class C             $     5,208,785    $    12,991,707     $    27,189,749
                                                        Class R4            $        23,731    $        28,252     $       111,556
Outstanding shares of capital stock:                    Class A shares            7,926,810         18,243,067          52,846,837
                                                        Class B shares            3,458,347          6,562,786          16,679,954
                                                        Class C shares              500,413          1,200,747           2,401,836
                                                        Class R4 shares               2,296              2,615               9,835
Net asset value per share                               Class A             $         10.43    $         10.85     $         11.36
                                                        Class B             $         10.40    $         10.82     $         11.31
                                                        Class C             $         10.41    $         10.82     $         11.32
                                                        Class R4            $         10.34    $         10.80     $         11.34

------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

54 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                             RIVERSOURCE
                                                                           PORTFOLIO BUILDER     RIVERSOURCE         RIVERSOURCE
                                                                               MODERATE       PORTFOLIO BUILDER   PORTFOLIO BUILDER
                                                                              AGGRESSIVE         AGGRESSIVE         TOTAL EQUITY
                                                                                 FUND              FUND                FUND
JAN. 31, 2007
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $970,210,428, $472,959,967
   and $428,995,311, respectively)                                         $  1,029,660,989     $  510,928,107     $  466,954,895
Cash in bank on demand deposit                                                          437                 --                 --
Capital shares receivable                                                         1,231,601            666,737            581,116
Dividends receivable                                                                222,159             69,379                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  1,031,115,186        511,664,223        467,536,011
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                              348,582            148,331             38,227
Payable for investments purchased                                                 1,309,140            584,239            482,114
Accrued distribution fee                                                             11,662              5,744              5,274
Accrued transfer agency fee                                                           4,093              2,269              2,064
Accrued administrative services fee                                                     561                278                254
Accrued plan administrative services fee                                                  2                  1                  1
Other accrued expenses                                                              146,255             78,078             70,876
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 1,820,295            818,940            598,810
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $  1,029,294,891     $  510,845,283     $  466,937,201
===================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                   $        878,030     $      419,305     $      370,830
Additional paid-in capital                                                      939,553,655        454,134,202        410,305,707
Undistributed net investment income                                                 259,272            528,767            261,022
Accumulated net realized gain (loss)                                             29,153,373         17,794,869         18,040,058
Unrealized appreciation (depreciation) on investments                            59,450,561         37,968,140         37,959,584
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                               $  1,029,294,891     $  510,845,283     $  466,937,201
===================================================================================================================================
Net assets applicable to outstanding shares:            Class A            $    801,243,094     $  400,073,034     $  364,207,385
                                                        Class B            $    202,093,816     $   98,479,846     $   91,174,410
                                                        Class C            $     25,618,875     $   12,215,638     $   11,361,042
                                                        Class R4           $        339,106     $       76,765     $      194,364
Outstanding shares of capital stock:                    Class A shares           68,285,569         32,781,390         28,873,885
                                                        Class B shares           17,295,309          8,131,609          7,283,997
                                                        Class C shares            2,193,231          1,011,229            909,754
                                                        Class R4 shares              28,867              6,275             15,365
Net asset value per share                               Class A            $          11.73     $        12.20     $        12.61
                                                        Class B            $          11.68     $        12.11     $        12.52
                                                        Class C            $          11.68     $        12.08     $        12.49
                                                        Class R4           $          11.75     $        12.23     $        12.65
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 55

STATEMENTS OF OPERATIONS

                                                                                                 RIVERSOURCE
                                                                             RIVERSOURCE          PORTFOLIO           RIVERSOURCE
                                                                              PORTFOLIO            BUILDER             PORTFOLIO
                                                                               BUILDER            MODERATE              BUILDER
                                                                            CONSERVATIVE         CONSERVATIVE          MODERATE
YEAR ENDED JAN. 31, 2007                                                         FUND               FUND                 FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds                        $  4,564,437       $   8,665,577       $  21,339,738
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                                        195,700             434,923           1,248,370
   Class B                                                                        362,205             681,066           1,685,146
   Class C                                                                         57,303             117,115             222,324
Transfer agency fee
   Class A                                                                         82,636             191,597             614,136
   Class B                                                                         40,928              79,838             223,519
   Class C                                                                          6,487              13,642              29,616
   Class R4                                                                            20                  24                  71
Service fee -- Class R4                                                                19                  23                  58
Administrative services fees and expenses                                          24,051              50,763             138,034
Plan administration services fee -- Class R4                                            8                  10                  38
Custodian fees                                                                        650                 529                 252
Printing and postage                                                               53,750              40,590             118,430
Registration fees                                                                  60,654              78,548             105,665
Audit fees                                                                         17,000              17,000              17,000
Other                                                                               2,734               3,948               4,869
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                    904,145           1,709,616           4,407,528
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 3,660,292           6,955,961          16,932,210
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds (Note 3)                                  460,447           2,932,541           9,707,629
   Capital gain distributions from underlying funds                             1,936,680           7,070,003          26,378,848
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                         2,397,127          10,002,544          36,086,477
Net change in unrealized appreciation (depreciation) on investments               507,078           2,096,321          12,237,068
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                  2,904,205          12,098,865          48,323,545
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $  6,564,497       $  19,054,826       $  65,255,755
===================================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

56 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                             RIVERSOURCE
                                                                               PORTFOLIO     RIVERSOURCE     RIVERSOURCE
                                                                               BUILDER         PORTFOLIO      PORTFOLIO
                                                                               MODERATE        BUILDER         BUILDER
                                                                              AGGRESSIVE      AGGRESSIVE    TOTAL EQUITY
YEAR ENDED JAN. 31, 2007                                                         FUND            FUND            FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds                       $  21,261,008   $   8,396,598   $   5,171,444
---------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                                      1,668,911         837,585         733,984
   Class B                                                                      1,749,200         871,878         793,853
   Class C                                                                        202,249          92,112          83,860
Transfer agency fee
   Class A                                                                      1,013,983         568,364         499,964
   Class B                                                                        285,494         158,167         145,074
   Class C                                                                         32,917          16,764          15,218
   Class R4                                                                           365              98             269
Service fee -- Class R4                                                               253              61             168
Administrative services fees and expenses                                         172,602          86,301          76,312
Plan administrative services fees -- Class R4                                         117              26              66
Custodian fees                                                                        300              --             380
Printing and postage                                                              213,811          93,005          82,366
Registration fees                                                                 121,766          98,397          87,244
Audit fees                                                                         17,000          17,000          17,000
Other                                                                               2,483             602           2,589
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                  5,481,451       2,840,360       2,538,347
   Expenses waived/reimbursed by the Investment Manager and its
      affiliates (Note 2)                                                              --              --            (736)
---------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                              5,481,451       2,840,360       2,537,611
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                15,779,557       5,556,238       2,633,833
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds (Note 3)                               14,338,017       8,468,207       9,376,778
   Capital gain distributions from underlying funds                            42,370,711      25,427,420      26,889,869
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        56,708,728      33,895,627      36,266,647
Net change in unrealized appreciation (depreciation) on investments            18,650,178      11,734,828      11,634,233
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                 75,358,906      45,630,455      47,900,880
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $  91,138,463   $  51,186,693   $  50,534,713
===========================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                RIVERSOURCE                             RIVERSOURCE
                                                   PORTFOLIO BUILDER CONSERVATIVE FUND  PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
YEAR ENDED JAN. 31,                                        2007               2006                2007                    2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                       $   3,660,292      $   2,112,050        $   6,955,961           $   3,882,664
Net realized gain (loss) on investments                   2,397,127          1,854,545           10,002,544               5,373,708
Net change in unrealized appreciation
   (depreciation) on investments                            507,078            436,690            2,096,321               3,398,966
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        6,564,497          4,403,285           19,054,826              12,655,338
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (2,931,166)        (1,562,893)          (6,544,165)             (3,265,173)
      Class B                                            (1,066,953)          (590,988)          (2,006,021)             (1,070,123)
      Class C                                              (161,711)          (111,437)            (352,743)               (169,203)
      Class R4                                                 (909)            (2,107)              (1,045)                   (713)
   Net realized gain
      Class A                                            (1,002,152)          (651,676)          (4,066,268)             (1,742,404)
      Class B                                              (432,145)          (325,633)          (1,497,518)               (774,986)
      Class C                                               (65,455)           (59,482)            (268,454)               (121,220)
      Class R4                                                 (290)              (219)                (598)                   (327)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (5,660,781)        (3,304,435)         (14,736,812)             (7,144,149)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                               40,340,620         45,838,996           77,556,420              85,799,511
   Class B shares                                        15,124,864         24,226,238           27,632,101              41,963,380
   Class C shares                                         1,906,426          3,852,826            5,520,842               6,299,354
   Class R4 shares                                               --            261,886                   --                  15,000
Reinvestment of distributions at net asset value
   Class A shares                                         3,766,862          2,102,765           10,262,427               4,823,637
   Class B shares                                         1,440,020            878,885            3,374,881               1,791,897
   Class C shares                                           216,745            165,752              596,335                 283,927
   Class R4 shares                                              666              1,892                  997                     592
Payments for redemptions
   Class A shares                                       (34,855,783)       (15,731,357)         (42,522,290)            (22,478,433)
   Class B shares (Note 2)                              (16,774,307)       (10,072,036)         (26,587,985)            (13,602,381)
   Class C shares (Note 2)                               (3,308,367)        (2,215,232)          (3,835,903)             (2,263,813)
   Class R4 shares                                               --           (250,546)                  --                      --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                     7,857,746         49,060,069           51,997,825             102,632,671
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   8,761,462         50,158,919           56,315,839             108,143,860
Net assets at beginning of year                         115,102,510         64,943,591          225,566,638             117,422,778
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 123,863,972      $ 115,102,510        $ 281,882,477           $ 225,566,638
====================================================================================================================================
Undistributed net investment income                   $     203,460      $     138,700        $     360,545           $     179,316
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

58 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   RIVERSOURCE                          RIVERSOURCE
                                                        PORTFOLIO BUILDER MODERATE FUND   PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
YEAR ENDED JAN. 31,                                          2007              2006               2007                   2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                         $    16,932,210   $   8,817,860      $    15,779,557        $    7,886,225
Net realized gain (loss) on investments                      36,086,477      18,035,210           56,708,728            26,280,636
Net change in unrealized appreciation (depreciation)
   on investments                                            12,237,068      16,254,779           18,650,178            30,467,892
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                65,255,755      43,107,849           91,138,463            64,634,753
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (18,771,764)     (8,562,888)         (23,037,107)           (9,310,525)
      Class B                                                (4,952,915)     (2,375,247)          (4,664,835)           (1,788,994)
      Class C                                                  (681,486)       (272,714)            (573,513)             (178,345)
      Class R4                                                   (3,196)           (941)             (10,913)               (1,485)
   Net realized gain
      Class A                                               (15,478,355)     (4,812,633)         (24,804,665)           (7,423,245)
      Class B                                                (4,893,514)     (1,812,518)          (6,264,701)           (2,084,034)
      Class C                                                  (695,987)       (209,384)            (783,357)             (206,868)
      Class R4                                                   (2,919)           (430)             (10,648)               (1,041)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (45,480,136)    (18,046,755)         (60,149,739)          (20,994,537)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                  243,111,397     244,358,052          298,191,225           315,466,812
   Class B shares                                            73,163,841      98,293,484           74,251,004            97,122,425
   Class C shares                                            12,037,386      11,627,052           11,886,968             9,271,547
   Class R4 shares                                               69,646          27,494              438,045               204,739
Reinvestment of distributions at net asset value
   Class A shares                                            33,504,180      13,082,686           47,125,956            16,479,541
   Class B shares                                             9,657,302       4,101,156           10,798,626             3,833,554
   Class C shares                                             1,318,731         465,728            1,312,486               374,666
   Class R4 shares                                                5,382             930               20,772                 2,128
Payments for redemptions
   Class A shares                                          (101,957,239)    (54,445,780)        (119,335,215)          (60,581,130)
   Class B shares (Note 2)                                  (51,495,241)    (27,625,602)         (42,133,528)          (23,842,301)
   Class C shares (Note 2)                                   (5,058,269)     (2,499,694)          (3,638,157)           (1,789,259)
   Class R4 shares                                                   --         (35,950)            (207,360)             (172,666)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             214,357,116     287,349,556          278,710,822           356,370,056
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     234,132,735     312,410,650          309,699,546           400,010,272
Net assets at beginning of year                             582,109,425     269,698,775          719,595,345           319,585,073
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $   816,242,160   $ 582,109,425      $ 1,029,294,891        $  719,595,345
====================================================================================================================================
Undistributed net investment income                     $       794,439   $     351,563      $       259,272        $       80,077
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 59

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             RIVERSOURCE                    RIVERSOURCE
                                                             PORTFOLIO BUILDER AGGRESSIVE FUND  PORTFOLIO BUILDER TOTAL EQUITY FUND
YEAR ENDED JAN. 31,                                                2007              2006            2007                 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   5,556,238     $   2,299,859    $   2,633,833       $     676,122
Net realized gain (loss) on investments                          33,895,627        15,357,092       36,266,647          14,604,105
Net change in unrealized appreciation (depreciation) on
   investments                                                   11,734,828        20,616,169       11,634,233          21,465,049
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    51,186,693        38,273,120       50,534,713          36,745,276
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                   (10,447,859)       (3,645,300)      (8,595,802)         (2,301,106)
      Class B                                                    (1,947,006)         (633,991)      (1,594,912)           (331,036)
      Class C                                                      (258,751)          (53,693)        (204,167)            (34,197)
      Class R4                                                       (2,132)           (1,030)          (4,818)             (1,186)
   Net realized gain
      Class A                                                   (14,537,496)       (4,207,315)     (15,647,564)         (3,674,237)
      Class B                                                    (3,644,644)       (1,225,147)      (4,006,155)         (1,094,621)
      Class C                                                      (445,028)         (101,316)        (475,412)            (99,431)
      Class R4                                                       (2,849)           (1,185)          (8,471)             (1,822)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (31,285,765)       (9,868,977)     (30,537,301)         (7,537,636)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                      140,691,525       154,726,302      137,582,533         132,092,654
   Class B shares                                                33,117,133        45,284,359       31,733,651          41,139,582
   Class C shares                                                 6,141,161         3,925,982        5,463,033           3,604,448
   Class R4 shares                                                       --            88,886           49,190             130,023
Reinvestment of distributions at net asset value
   Class A shares                                                24,720,726         7,791,647       24,055,305           5,930,863
   Class B shares                                                 5,548,070         1,845,093        5,541,331           1,411,683
   Class C shares                                                   673,503           149,982          662,570             129,203
   Class R4 shares                                                    4,141             1,854           12,356               2,663
Payments for redemptions
   Class A shares                                               (55,794,740)      (29,147,580)     (44,314,570)        (21,102,216)
   Class B shares (Note 2)                                      (22,474,439)      (10,619,377)     (17,781,182)         (9,391,900)
   Class C shares (Note 2)                                       (1,609,326)       (1,041,604)      (1,299,292)           (550,364)
   Class R4 shares                                                   (4,272)          (72,390)         (60,415)            (44,178)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 131,013,482       172,933,154      141,644,510         153,352,461
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         150,914,410       201,337,297      161,641,922         182,560,101
Net assets at beginning of year                                 359,930,873       158,593,576      305,295,279         122,735,178
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $ 510,845,283     $ 359,930,873    $ 466,937,201       $ 305,295,279
===================================================================================================================================
Undistributed net investment income                           $     528,767     $          --    $     261,022       $          --
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

60 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Market Advantage Series, Inc. (formerly AXP Market Advantage Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund -- invests primarily in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund -- invests primarily in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund -- invests in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund -- invests primarily in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund -- invests primarily in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund -- invests primarily in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 61

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, capital loss carryforwards and losses due to wash sales and excise tax regulations (post October flip losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                     RIVERSOURCE             RIVERSOURCE              RIVERSOURCE
                                                  PORTFOLIO BUILDER       PORTFOLIO BUILDER        PORTFOLIO BUILDER
                                                  CONSERVATIVE FUND   MODERATE CONSERVATIVE FUND     MODERATE FUND
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                 $ (565,207)            $ (2,129,242)            $ (7,920,027)
Undistributed net investment income                     565,207                2,129,242                7,920,027
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)      $       --             $         --             $         --
--------------------------------------------------------------------------------------------------------------------

                                                        RIVERSOURCE             RIVERSOURCE         RIVERSOURCE
                                                     PORTFOLIO BUILDER       PORTFOLIO BUILDER   PORTFOLIO BUILDER
                                                  MODERATE AGGRESSIVE FUND    AGGRESSIVE FUND    TOTAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                    $(12,686,006)          $ (7,628,277)       $ (8,026,888)
Undistributed net investment income                       12,686,006              7,628,277           8,026,888
------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)         $         --           $         --        $         --
------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                                   2007         2006
---------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
CLASS A
Distributions paid from:
   Ordinary income ............................   $ 2,942,473   $ 1,853,882
   Long-term capital gain .....................       990,845       360,687
CLASS B
Distributions paid from:
   Ordinary income ............................     1,071,830       736,392
   Long-term capital gain .....................       427,268       180,229
CLASS C
Distributions paid from:
   Ordinary income ............................       162,450       137,997
   Long-term capital gain .....................        64,716        32,922
CLASS R4*
Distributions paid from:
   Ordinary income ............................           912         2,205
   Long-term capital gain .....................           287           121


--------------------------------------------------------------------------------

62 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

YEAR ENDED JAN. 31,                                        2007         2006
--------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE
FUND
CLASS A
Distributions paid from:
       Ordinary income ..............................  $ 6,571,227   $ 4,171,678
       Long-term capital gain .......................    4,039,206       835,899
CLASS B
Distributions paid from:
       Ordinary income ..............................    2,015,985     1,473,318
       Long-term capital gain .......................    1,487,554       371,791
CLASS C
Distributions paid from:
       Ordinary income ..............................      354,529       232,269
       Long-term capital gain .......................      266,668        58,154
CLASS R4*
Distributions paid from:
       Ordinary income ..............................        1,049           883
       Long-term capital gain .......................          594           157

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
CLASS A
Distributions paid from:
       Ordinary income ..............................   18,858,796    10,935,829
       Long-term capital gain. ......................   15,391,323     2,439,692
CLASS B
Distributions paid from:
       Ordinary income ..............................    4,980,516     3,268,937
       Long-term capital gain .......................    4,865,913       918,828
CLASS C
Distributions paid from:
       Ordinary income ..............................      685,405       375,954
       Long-term capital gain .......................      692,068       106,144
CLASS R4*
Distributions paid from:
       Ordinary income ..............................        3,212         1,153
       Long-term capital gain .......................        2,903           218

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
CLASS A
Distributions paid from:
       Ordinary income ..............................   23,172,036    13,034,880
       Long-term capital gain. ......................   24,669,736     3,698,890
CLASS B
Distributions paid from:
       Ordinary income ..............................    4,699,350     2,834,586
       Long-term capital gain .......................    6,230,186     1,038,442
CLASS C
Distributions paid from:
       Ordinary income ..............................      577,341       282,134
       Long-term capital gain .......................      779,529       103,079
CLASS R4*
Distributions paid from:
       Ordinary income ..............................       10,971         2,007
       Long-term capital gain .......................       10,590           519


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 63

YEAR ENDED JAN. 31,                                       2007          2006
--------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
CLASS A
Distributions paid from:
       Ordinary income ..............................  $10,497,488   $ 5,775,966
       Long-term capital gain .......................   14,487,867     2,076,649
CLASS B
Distributions paid from:
       Ordinary income ..............................    1,959,448     1,254,430
       Long-term capital gain .......................    3,632,202       604,708
CLASS C
Distributions paid from:
       Ordinary income ..............................      260,271       105,001
       Long-term capital gain .......................      443,508        50,008
CLASS R4*
Distributions paid from:
       Ordinary income ..............................        2,141         1,630
       Long-term capital gain .......................        2,840           585

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
CLASS A
Distributions paid from:
       Ordinary income ..............................    8,683,414     4,114,112
       Long-term capital gain. ......................   15,559,952     1,861,231
CLASS B
Distributions paid from:
       Ordinary income ..............................    1,617,348       871,163
       Long-term capital gain .......................    3,983,719       554,494
CLASS C
Distributions paid from:
       Ordinary income ..............................      206,830        83,260
       Long-term capital gain .......................      472,749        50,368
CLASS R4*
Distributions paid from:
       Ordinary income ..............................        4,866         2,085
       Long-term capital gain .......................        8,423           923

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

At Jan. 31, 2007, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                ACCUMULATED     UNREALIZED
                                                               UNDISTRIBUTED     LONG-TERM     APPRECIATION
FUND                                                          ORDINARY INCOME   GAIN (LOSS)   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund ............  $       210,654   $ 1,746,591   $    1,380,156
RiverSource Portfolio Builder Moderate Conservative Fund ...          368,146     5,613,391        7,648,360
RiverSource Portfolio Builder Moderate Fund ................          794,439    19,843,045       34,851,945
RiverSource Portfolio Builder Moderate Aggressive Fund .....          259,272    31,389,771       57,214,163
RiverSource Portfolio Builder Aggressive Fund ..............        2,580,381    16,676,357       37,035,038
RiverSource Portfolio Builder Total Equity Fund ............          261,022    19,121,736       36,877,906

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.


------------------------------------------------------------------------------

64 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund and RiverSource Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial) a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to Board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Conservative Fund

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Total Equity Fund

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. Each Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account. Prior to Dec. 11, 2006, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 65

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, each Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the year ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses for RiverSource Portfolio Builder Total Equity Fund to 1.25% for Class B and 1.25% for Class C. Of these waived fees and expenses, the transfer agency fees waived were $656 and $80 for Class B and Class C, respectively.

In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Board, such that net direct expenses will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                               CLASS A   CLASS B   CLASS C    CLASS R4
----------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund ...............      0.51%     1.27%     1.27%      0.38%
RiverSource Portfolio Builder Moderate Conservative Fund ......      0.51      1.27      1.27       0.32
RiverSource Portfolio Builder Moderate Fund ...................      0.51      1.27      1.27       0.31
RiverSource Portfolio Builder Moderate Aggressive Fund ........      0.51      1.27      1.27       0.34
RiverSource Portfolio Builder Aggressive Fund .................      0.51      1.27      1.27       0.37
RiverSource Portfolio Builder Total Equity Fund ...............      0.51      1.27      1.27       0.37

Sales charges received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2007, are as follows:

FUND                                                                CLASS A     CLASS B    CLASS C
---------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund ...............   $   401,382   $ 52,687   $ 1,696
RiverSource Portfolio Builder Moderate Conservative Fund ......       960,218    117,465     7,044
RiverSource Portfolio Builder Moderate Fund ...................     3,901,828    217,489     8,426
RiverSource Portfolio Builder Moderate Aggressive Fund ........     6,624,686    213,925     6,627
RiverSource Portfolio Builder Aggressive Fund .................     3,153,050    104,400     3,243
RiverSource Portfolio Builder Total Equity Fund ...............     2,335,946     76,151     2,259

Each Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the year ended Jan. 31, 2007, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                PURCHASES      PROCEEDS
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund ...............   $ 73,200,491   $ 65,371,576
RiverSource Portfolio Builder Moderate Conservative Fund ......    111,340,543     59,910,397
RiverSource Portfolio Builder Moderate Fund ...................    379,605,288    168,135,450
RiverSource Portfolio Builder Moderate Aggressive Fund ........    524,519,137    247,979,333
RiverSource Portfolio Builder Aggressive Fund .................    301,259,531    170,930,524
RiverSource Portfolio Builder Total Equity Fund ...............    243,814,845    103,418,112

Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

66 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                           RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                         YEAR ENDED JAN. 31, 2007
                                         CLASS A        CLASS B        CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                    3,898,176      1,469,127        184,021             --
Issued for reinvested distributions       364,172        139,473         20,968             65
Redeemed                               (3,361,349)    (1,629,794)      (319,803)            --
------------------------------------------------------------------------------------------------
Net increase (decrease)                   900,999        (21,194)      (114,814)            65
------------------------------------------------------------------------------------------------

                                            RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                         YEAR ENDED JAN. 31, 2006
                                         CLASS A        CLASS B         CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                    4,447,564      2,359,346        375,319         25,500
Issued for reinvested distributions       204,735         85,756         16,159            185
Redeemed                               (1,525,336)      (979,212)      (215,269)       (24,454)
------------------------------------------------------------------------------------------------
Net increase (decrease)                 3,126,963      1,465,890        176,209          1,231
------------------------------------------------------------------------------------------------

                                      RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                         YEAR ENDED JAN. 31, 2007
                                         CLASS A        CLASS B         CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                    7,255,651      2,586,400        515,966             --
Issued for reinvested distributions       958,162        315,584         55,754             94
Redeemed                               (3,963,747)    (2,502,500)      (359,995)            --
------------------------------------------------------------------------------------------------
Net increase (decrease)                 4,250,066        399,484        211,725             94
------------------------------------------------------------------------------------------------

                                      RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                         YEAR ENDED JAN. 31, 2006
                                         CLASS A        CLASS B         CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                    8,168,322      4,010,348        600,702          1,465
Issued for reinvested distributions       459,225        170,829         27,066             56
Redeemed                               (2,136,827)    (1,294,424)      (215,361)            --
------------------------------------------------------------------------------------------------
Net increase (decrease)                 6,490,720      2,886,753        412,407          1,521
------------------------------------------------------------------------------------------------

                                             RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                         YEAR ENDED JAN. 31, 2007
                                         CLASS A        CLASS B        CLASS C         CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                   21,860,331      6,591,315      1,079,147          6,173
Issued for reinvested distributions     2,999,829        867,115        118,263            482
Redeemed                               (9,130,912)    (4,694,824)      (454,863)            --
------------------------------------------------------------------------------------------------
Net increase (decrease)                15,729,248      2,763,606        742,547          6,655
------------------------------------------------------------------------------------------------

                                             RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                         YEAR ENDED JAN. 31, 2006
                                         CLASS A        CLASS B        CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                   22,836,021      9,231,039      1,087,164          2,616
Issued for reinvested distributions     1,212,273        380,531         43,169             86
Redeemed                               (5,071,074)    (2,579,042)      (232,944)        (3,401)
------------------------------------------------------------------------------------------------
Net increase (decrease)                18,977,220      7,032,528        897,389           (699)
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 67

                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                      YEAR ENDED JAN. 31, 2007
                                         CLASS A        CLASS B        CLASS C         CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                   26,037,703      6,498,825      1,038,378         38,831
Issued for reinvested distributions     4,091,488        939,564        114,179          1,803
Redeemed                              (10,380,605)    (3,746,964)      (316,448)       (18,302)
------------------------------------------------------------------------------------------------
Net increase (decrease)                19,748,586      3,691,425        836,109         22,332
------------------------------------------------------------------------------------------------

                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                      YEAR ENDED JAN. 31, 2006
                                        CLASS A         CLASS B         CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                   29,195,778      9,030,712        861,395         19,103
Issued for reinvested distributions     1,494,839        347,880         34,031            193
Redeemed                               (5,570,772)    (2,197,893)      (164,423)       (15,949)
------------------------------------------------------------------------------------------------
Net increase (decrease)                25,119,845      7,180,699        731,003          3,347
------------------------------------------------------------------------------------------------

                                          RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                     YEAR ENDED JAN. 31, 2007
                                        CLASS A         CLASS B        CLASS C         CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                   11,856,381      2,812,159        518,421             --
Issued for reinvested distributions     2,065,239        466,617         56,787            345
Redeemed                               (4,680,172)    (1,937,220)      (136,183)          (369)
------------------------------------------------------------------------------------------------
Net increase (decrease)                 9,241,448      1,341,556        439,025            (24)
------------------------------------------------------------------------------------------------

                                          RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                  YEAR ENDED JAN. 31, 2006
                                         CLASS A        CLASS B         CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                   14,124,986      4,174,889        359,597          8,298
Issued for reinvested distributions       688,917        164,154         13,356            164
Redeemed                               (2,636,912)      (967,739)       (95,041)        (6,687)
------------------------------------------------------------------------------------------------
Net increase (decrease)                12,176,991      3,371,304        277,912          1,775
------------------------------------------------------------------------------------------------

                                         RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                       YEAR ENDED JAN. 31, 2007
                                         CLASS A        CLASS B         CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                   11,259,395      2,618,707        451,445          3,996
Issued for reinvested distributions     1,949,379        451,985         54,176            999
Redeemed                               (3,602,351)    (1,499,155)      (107,162)        (5,076)
------------------------------------------------------------------------------------------------
Net increase (decrease)                 9,606,423      1,571,537        398,459            (81)
------------------------------------------------------------------------------------------------

                                          RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                   YEAR ENDED JAN. 31, 2006
                                         CLASS A        CLASS B         CLASS C        CLASS R4*
------------------------------------------------------------------------------------------------
Sold                                   11,919,108      3,751,774        327,264         11,225
Issued for reinvested distributions       513,051        122,862         11,245            230
Redeemed                               (1,897,003)      (850,445)       (49,350)        (3,926)
------------------------------------------------------------------------------------------------
Net increase (decrease)                10,535,156      3,024,191        289,159          7,529
------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, each Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings under the facility outstanding during the year ended Jan. 31, 2007.


------------------------------------------------------------------------------

68 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2007, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
UNDERLYING FUND                                                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------------------------------
RiverSource Core Bond Fund ..................................................................           12.79%
RiverSource Limited Duration Bond Fund ......................................................           19.31%

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
UNDERLYING FUND                                                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities Fund .............................................            6.52%
RiverSource Core Bond Fund ..................................................................            7.71%
RiverSource Limited Duration Bond Fund ......................................................           27.35%

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
UNDERLYING FUND                                                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------------------------------
RiverSource International Aggressive Growth Fund ............................................            5.04%
RiverSource Real Estate Fund ................................................................            6.04%
RiverSource International Equity Fund .......................................................            7.13%
RiverSource Global Bond Fund ................................................................           10.46%
RiverSource Disciplined Small and Mid Cap Equity Fund .......................................           11.49%
RiverSource Income Opportunities Fund .......................................................           17.62%
RiverSource Fundamental Growth Fund .........................................................           17.86%
RiverSource Absolute Return Currency and Income Fund ........................................           18.24%
RiverSource Inflation Protected Securities Fund .............................................           21.59%
RiverSource Core Bond Fund ..................................................................           29.65%

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
UNDERLYING FUND                                                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund ............................................................            5.01%
RiverSource International Opportunity Fund ..................................................            5.40%
RiverSource Income Opportunities Fund .......................................................            6.09%
RiverSource Value Fund ......................................................................            6.55%
RiverSource Small Cap Growth Fund ...........................................................            7.05%
RiverSource Real Estate Fund ................................................................            7.60%
RiverSource International Aggressive Growth Fund ............................................            8.20%
RiverSource International Equity Fund .......................................................           11.59%
RiverSource Global Bond Fund ................................................................           12.53%
RiverSource Disciplined Small and Mid Cap Equity Fund .......................................           18.82%
RiverSource Core Bond Fund ..................................................................           22.75%
RiverSource Absolute Return Currency and Income Fund ........................................           22.94%
RiverSource Inflation Protected Securities Fund .............................................           23.13%
RiverSource Fundamental Growth Fund .........................................................           29.12%

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
UNDERLYING FUND                                                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------------------------------
RiverSource International Equity Fund .......................................................            7.03%
RiverSource Disciplined Small and Mid Cap Equity Fund .......................................           11.29%
RiverSource Absolute Return Currency and Income Fund ........................................           11.35%
RiverSource Fundamental Growth Fund .........................................................           17.65%

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
UNDERLYING FUND                                                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------------------------------
RiverSource International Aggressive Growth Fund ............................................            5.38%
RiverSource International Equity Fund .......................................................            7.60%
RiverSource Absolute Return Currency and Income Fund ........................................           10.35%
RiverSource Disciplined Small and Mid Cap Equity Fund .......................................           12.30%
RiverSource Fundamental Growth Fund .........................................................           19.09%


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 69

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

70 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Portfolio Builder Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  10.36     $  10.23     $  10.02
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .34          .25          .12
Net gains (losses) (both realized and unrealized)        .24          .25          .23
----------------------------------------------------------------------------------------------
Total from investment operations                         .58          .50          .35
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.38)        (.27)        (.12)
Distributions from realized gains                       (.13)        (.10)        (.02)
----------------------------------------------------------------------------------------------
Total distributions                                     (.51)        (.37)        (.14)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.43     $  10.36     $  10.23
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $     83     $     73     $     40
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .49%         .59%         .59%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          3.32%        2.66%        2.03%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      54%          23%          51%
----------------------------------------------------------------------------------------------
Total return(f)                                         5.76%        4.97%        3.54%(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  10.33     $  10.21     $  10.02
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .26          .18          .07
Net gains (losses) (both realized and unrealized)        .25          .24          .22
----------------------------------------------------------------------------------------------
Total from investment operations                         .51          .42          .29
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.31)        (.20)        (.08)
Distributions from realized gains                       (.13)        (.10)        (.02)
----------------------------------------------------------------------------------------------
Total distributions                                     (.44)        (.30)        (.10)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.40     $  10.33     $  10.21
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $     36     $     36     $     21
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.25%        1.34%        1.37%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          2.54%        1.88%        1.25%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      54%          23%          51%
----------------------------------------------------------------------------------------------
Total return(f)                                         4.99%        4.12%        2.88%(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 71

RiverSource Portfolio Builder Conservative Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  10.34     $  10.21     $  10.02
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .26          .17          .07
Net gains (losses) (both realized and unrealized)        .24          .25          .22
----------------------------------------------------------------------------------------------
Total from investment operations                         .50          .42          .29
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.30)        (.19)        (.08)
Distributions from realized gains                       (.13)        (.10)        (.02)
----------------------------------------------------------------------------------------------
Total distributions                                     (.43)        (.29)        (.10)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.41     $  10.34     $  10.21
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $      5     $      6     $      4
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.25%        1.34%        1.37%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          2.51%        1.85%        1.32%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      54%          23%          51%
----------------------------------------------------------------------------------------------
Total return(f)                                         4.94%        4.16%        2.90%(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  10.27     $  10.20     $  10.02
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .36          .32          .17
Net gains (losses) (both realized and unrealized)        .24          .18          .20
----------------------------------------------------------------------------------------------
Total from investment operations                         .60          .50          .37
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.40)        (.33)        (.17)
Distributions from realized gains                       (.13)        (.10)        (.02)
----------------------------------------------------------------------------------------------
Total distributions                                     (.53)        (.43)        (.19)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.34     $  10.27     $  10.20
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $     --     $     --     $     --
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .33%         .42%(d)      .42%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          3.47%        2.64%        1.90%(e)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      54%          23%          51%
----------------------------------------------------------------------------------------------
Total return(f)                                         6.00%        5.04%        3.74%(g)
----------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.47% and 0.76% for the periods ended Jan.
      31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

72 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  10.68     $  10.35     $  10.03
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .33          .24          .14
Net gains (losses) (both realized and unrealized)        .47          .49          .35
----------------------------------------------------------------------------------------------
Total from investment operations                         .80          .73          .49
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.40)        (.27)        (.16)
Distributions from realized gains                       (.23)        (.13)        (.01)
----------------------------------------------------------------------------------------------
Total distributions                                     (.63)        (.40)        (.17)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.85     $  10.68     $  10.35
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $    198     $    149     $     78
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .44%         .55%         .59%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          2.99%        2.53%        2.21%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      24%          19%          28%
----------------------------------------------------------------------------------------------
Total return(f)                                         7.65%        7.18%        4.90%(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  10.65     $  10.32     $  10.03
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .24          .16          .09
Net gains (losses) (both realized and unrealized)        .48          .49          .32
----------------------------------------------------------------------------------------------
Total from investment operations                         .72          .65          .41
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.32)        (.19)        (.11)
Distributions from realized gains                       (.23)        (.13)        (.01)
----------------------------------------------------------------------------------------------
Total distributions                                     (.55)        (.32)        (.12)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.82     $  10.65     $  10.32
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $     71     $     66     $     34
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.19%        1.30%        1.37%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          2.19%        1.75%        1.46%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      24%          19%          28%
----------------------------------------------------------------------------------------------
Total return(f)                                         6.87%        6.41%        4.14%(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 73

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  10.65     $  10.33     $  10.03
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .24          .15          .09
Net gains (losses) (both realized and unrealized)        .48          .49          .34
----------------------------------------------------------------------------------------------
Total from investment operations                         .72          .64          .43
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.32)        (.19)        (.12)
Distributions from realized gains                       (.23)        (.13)        (.01)
----------------------------------------------------------------------------------------------
Total distributions                                     (.55)        (.32)        (.13)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.82     $  10.65     $  10.33
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $     13     $     11     $      6
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.19%        1.30%        1.37%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          2.22%        1.72%        1.47%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      24%          19%          28%
----------------------------------------------------------------------------------------------
Total return(f)                                         6.88%        6.29%        4.25%(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  10.64     $  10.34     $  10.03
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .35          .29          .17
Net gains (losses) (both realized and unrealized)        .46          .46          .34
----------------------------------------------------------------------------------------------
Total from investment operations                         .81          .75          .51
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.42)        (.32)        (.19)
Distributions from realized gains                       (.23)        (.13)        (.01)
----------------------------------------------------------------------------------------------
Total distributions                                     (.65)        (.45)        (.20)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.80     $  10.64     $  10.34
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $     --     $     --     $     --
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .28%         .39%         .36%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          3.13%        2.67%        2.13%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      24%          19%          28%
----------------------------------------------------------------------------------------------
Total return(f)                                         7.74%        7.37%        5.09%(g)
----------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.57% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

74 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  11.06     $  10.47     $  10.04
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .31          .22          .13
Net gains (losses) (both realized and unrealized)        .71          .78          .47
----------------------------------------------------------------------------------------------
Total from investment operations                        1.02         1.00          .60
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.41)        (.27)        (.16)
Distributions from realized gains                       (.31)        (.14)        (.01)
----------------------------------------------------------------------------------------------
Total distributions                                     (.72)        (.41)        (.17)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  11.36     $  11.06     $  10.47
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $    600     $    410     $    190
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .43%         .53%         .59%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          2.68%        2.30%        2.05%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      24%          15%          28%
----------------------------------------------------------------------------------------------
Total return(f)                                         9.38%        9.64%        6.01%(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                            2007         2006         2005(b)
Net asset value, beginning of period                $  11.02     $  10.43     $  10.04
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .19          .13          .08
Net gains (losses) (both realized and unrealized)        .73          .79          .44
----------------------------------------------------------------------------------------------
Total from investment operations                         .92          .92          .52
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.32)        (.19)        (.12)
Distributions from realized gains                       (.31)        (.14)        (.01)
----------------------------------------------------------------------------------------------
Total distributions                                     (.63)        (.33)        (.13)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $  11.31     $  11.02     $  10.43
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $    189     $    153     $     72
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.19%        1.29%        1.36%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                          1.87%        1.51%        1.31%(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      24%          15%          28%
----------------------------------------------------------------------------------------------
Total return(f)                                         8.52%        8.86%        5.19%(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 75

RiverSource Portfolio Builder Moderate Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.03     $  10.44     $  10.04
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .20          .13          .07
Net gains (losses) (both realized and unrealized)              .73          .79          .46
----------------------------------------------------------------------------------------------------
Total from investment operations                               .93          .92          .53
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.33)        (.19)        (.12)
Distributions from realized gains                             (.31)        (.14)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.64)        (.33)        (.13)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  11.32     $  11.03     $  10.44
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     27     $     18     $      8
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)              1.19%        1.30%        1.36%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                1.91%        1.52%        1.26%(d)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            24%          15%          28%
----------------------------------------------------------------------------------------------------
Total return(f)                                               8.53%        8.86%        5.24%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.04     $  10.47     $  10.04
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .33          .26          .16
Net gains (losses) (both realized and unrealized)              .70          .75          .47
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.03         1.01          .63
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.42)        (.30)        (.19)
Distributions from realized gains                             (.31)        (.14)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.73)        (.44)        (.20)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  11.34     $  11.04     $  10.47
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     --     $     --     $     --
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)               .28%         .37%         .37%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                3.02%        2.34%         .88%(d)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            24%          15%          28%
----------------------------------------------------------------------------------------------------
Total return(f)                                               9.58%        9.80%        6.28%(g)
----------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.47% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------

76 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.34     $  10.50     $  10.05
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .25          .17          .10
Net gains (losses) (both realized and unrealized)              .91         1.05          .50
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.16         1.22          .60
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.38)        (.22)        (.14)
Distributions from realized gains                             (.39)        (.16)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.77)        (.38)        (.15)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  11.73     $  11.34     $  10.50
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $    801     $    550     $    246
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)               .46%         .56%         .59%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                2.01%        1.69%        1.61%(d)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            29%          20%          31%
----------------------------------------------------------------------------------------------------
Total return(f)                                              10.40%       11.72%        5.97%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.30     $  10.47     $  10.05
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .10          .07          .04
Net gains (losses) (both realized and unrealized)              .96         1.06          .49
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.06         1.13          .53
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.29)        (.14)        (.10)
Distributions from realized gains                             (.39)        (.16)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.68)        (.30)        (.11)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  11.68     $  11.30     $  10.47
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $    202     $    154     $     67
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)              1.22%        1.32%        1.36%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                1.21%         .91%         .82%(d)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            29%          20%          31%
----------------------------------------------------------------------------------------------------
Total return(f)                                               9.54%       10.90%        5.24%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 77

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.30     $  10.47     $  10.05
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .12          .07          .04
Net gains (losses) (both realized and unrealized)              .95         1.06          .49
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.07         1.13          .53
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.30)        (.14)        (.10)
Distributions from realized gains                             (.39)        (.16)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.69)        (.30)        (.11)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  11.68     $  11.30     $  10.47
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     26     $     15     $      7
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)              1.22%        1.32%        1.37%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                1.27%         .93%         .83%(d)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            29%          20%          31%
----------------------------------------------------------------------------------------------------
Total return(f)                                               9.57%       10.91%        5.24%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.35     $  10.50     $  10.05
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .28          .19          .12
Net gains (losses) (both realized and unrealized)              .91         1.06          .49
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.19         1.25          .61
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.40)        (.24)        (.15)
Distributions from realized gains                             (.39)        (.16)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.79)        (.40)        (.16)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  11.75     $  11.35     $  10.50
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     --     $     --     $     --
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)               .31%         .39%         .36%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                2.14%        1.69%        1.35%(d)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            29%          20%          31%
----------------------------------------------------------------------------------------------------
Total return(f)                                              10.69%       12.02%        6.10%(g)
----------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

78 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.66     $  10.53     $  10.06
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .19          .12          .07
Net gains (losses) (both realized and unrealized)             1.18         1.37          .52
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.37         1.49          .59
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.35)        (.17)        (.11)
Distributions from realized gains                             (.48)        (.19)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.83)        (.36)        (.12)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  12.20     $  11.66     $  10.53
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $    400     $    275     $    120
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)               .49%         .59%(d)      .59%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                1.47%        1.10%        1.04%(e)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            40%          24%          38%
----------------------------------------------------------------------------------------------------
Total return(f)                                              11.85%       14.26%        5.81%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.61% and 0.78% for the periods ended Jan.
      31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.59     $  10.48     $  10.06
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .02          .03          .01
Net gains (losses) (both realized and unrealized)             1.24         1.37          .50
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.26         1.40          .51
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.26)        (.10)        (.08)
Distributions from realized gains                             (.48)        (.19)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.74)        (.29)        (.09)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  12.11     $  11.59     $  10.48
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     98     $     79     $     36
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)              1.25%        1.37%        1.37%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                 .66%         .28%         .25%(e)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            40%          24%          38%
----------------------------------------------------------------------------------------------------
Total return(f)                                              10.97%       13.48%        5.02%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 79

RiverSource Portfolio Builder Aggressive Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.58     $  10.48     $  10.06
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .06          .03          .01
Net gains (losses) (both realized and unrealized)             1.20         1.37          .49
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.26         1.40          .50
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.28)        (.11)        (.07)
Distributions from realized gains                             (.48)        (.19)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.76)        (.30)        (.08)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  12.08     $  11.58     $  10.48
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     12     $      7     $      3
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)              1.25%        1.37%(d)     1.37%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                 .72%         .32%         .21%(e)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            40%          24%          38%
----------------------------------------------------------------------------------------------------
Total return(f)                                              11.00%       13.40%        4.96%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.55% for the periods ended Jan.
      31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                                  2007         2006         2005(b)
Net asset value, beginning of period                      $  11.68     $  10.53     $  10.06
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .22          .12          .08
Net gains (losses) (both realized and unrealized)             1.17         1.39          .52
----------------------------------------------------------------------------------------------------
Total from investment operations                              1.39         1.51          .60
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.36)        (.17)        (.12)
Distributions from realized gains                             (.48)        (.19)        (.01)
----------------------------------------------------------------------------------------------------
Total distributions                                           (.84)        (.36)        (.13)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  12.23     $  11.68     $  10.53
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     --     $     --     $     --
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)               .33%         .42%(d)      .38%(d),(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                1.60%         .95%        1.75%(e)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                            40%          24%          38%
----------------------------------------------------------------------------------------------------
Total return(f)                                              12.04%       14.46%        5.94%(g)
----------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.44% and 0.61% for the periods ended Jan.
      31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

80 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                 2007       2006          2005(b)
Net asset value, beginning of period      $ 11.99    $ 10.55       $ 10.07
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .14        .07           .05
Net gains (losses) (both realized and
   unrealized)                               1.40       1.71           .54
----------------------------------------------------------------------------------
Total from investment operations             1.54       1.78           .59
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.33)      (.13)         (.10)
Distributions from realized gains            (.59)      (.21)         (.01)
----------------------------------------------------------------------------------
Total distributions                          (.92)      (.34)         (.11)
----------------------------------------------------------------------------------
Net asset value, end of period            $ 12.61    $ 11.99       $ 10.55
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $   364    $   231       $    92
----------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(c)                                  .49%       .59%(d)       .59%(d),(e)
----------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                .88%       .53%          .58%(e)
----------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           27%        17%           39%
----------------------------------------------------------------------------------
Total return(f)                             13.02%     16.99%         5.80%(g)
----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.62% and 0.83% for the periods ended Jan.
      31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                 2007       2006          2005(b)
Net asset value, beginning of period      $ 11.91    $ 10.50       $ 10.07
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   --       (.03)         (.02)
Net gains (losses) (both realized and
   unrealized)                               1.44       1.71           .52
----------------------------------------------------------------------------------
Total from investment operations             1.44       1.68           .50
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.24)      (.06)         (.06)
Distributions from realized gains            (.59)      (.21)         (.01)
----------------------------------------------------------------------------------
Total distributions                          (.83)      (.27)         (.07)
----------------------------------------------------------------------------------
Net asset value, end of period            $ 12.52    $ 11.91       $ 10.50
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $    91    $    68       $    28
----------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets (c)                                1.25%      1.37%(d)      1.36%(d),(e)
----------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                .06%      (.29%)        (.19%)(e)
----------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           27%        17%           39%
----------------------------------------------------------------------------------
Total return(f)                             12.25%     16.11%         4.99%(g)
----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.38% and 1.59% for the periods ended Jan.
      31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 81

RiverSource Portfolio Builder Total Equity Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                 2007       2006          2005(b)
Net asset value, beginning of period      $ 11.90    $ 10.50       $ 10.07
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   --       (.03)         (.02)
Net gains (losses) (both realized and
   unrealized)                               1.44       1.71           .52
----------------------------------------------------------------------------------
Total from investment operations             1.44       1.68           .50
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.26)      (.07)         (.06)
Distributions from realized gains            (.59)      (.21)         (.01)
----------------------------------------------------------------------------------
Total distributions                          (.85)      (.28)         (.07)
----------------------------------------------------------------------------------
Net asset value, end of period            $ 12.49    $ 11.90       $ 10.50
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $    11    $     6       $     2
----------------------------------------------------------------------------------
Ratio of expenses to average daily
   net assets(c)                             1.25%      1.37%(d)      1.37%(d),(e)
----------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                .15%      (.21%)        (.31%)(e)
----------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           27%        17%           39%
----------------------------------------------------------------------------------
Total return(f)                             12.25%     16.10%         4.99%(g)
----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.60% for the periods ended Jan.
      31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                 2007       2006          2005(b)
Net asset value, beginning of period      $ 12.01    $ 10.55       $ 10.07
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .16        .09           .07
Net gains (losses) (both realized and
   unrealized)                               1.41       1.71           .53
----------------------------------------------------------------------------------
Total from investment operations             1.57       1.80           .60
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.34)      (.13)         (.11)
Distributions from realized gains            (.59)      (.21)         (.01)
----------------------------------------------------------------------------------
Total distributions                          (.93)      (.34)         (.12)
----------------------------------------------------------------------------------
Net asset value, end of period            $ 12.65    $ 12.01       $ 10.55
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $    --    $    --       $    --
----------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(c)                                  .33%       .42%(d)       .40%(d),(e)
----------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                .91%       .51%          .48%(e)
----------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)           27%        17%           39%
----------------------------------------------------------------------------------
Total return(f)                             13.27%     17.23%         5.93%(g)
----------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.46% and 0.66% for the periods ended Jan.
      31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

82 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund (funds within RiverSource Market Advantage Series, Inc.) as of January 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2007 and the financial highlights for each of the years or periods in the two-year period ended January 31, 2007, and for the period from March 4, 2004 (when shares became publicly available) to January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund as of January 31, 2007, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

March 20, 2007


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 83

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Portfolio Builder Conservative Fund
Fiscal year ended Jan. 31, 2007

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       10.38%
      Dividends Received Deduction for corporations ..............        7.60%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.06741
June 27, 2006 ....................................................     0.07125
Sept. 27, 2006 ...................................................     0.07682
Dec. 21, 2006. ...................................................     0.17224
Total ............................................................   $ 0.38772

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.12703
Total distributions ..............................................   $ 0.51475

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       10.38%
      Dividends Received Deduction for corporations ..............        7.60%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.04712
June 27, 2006 ....................................................     0.05267
Sept. 27, 2006 ...................................................     0.05690
Dec. 21, 2006 ....................................................     0.15316
Total ............................................................   $ 0.30985

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.12703
Total distributions ..............................................   $ 0.43688

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       10.38%
      Dividends Received Deduction for corporations ..............        7.60%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.04637
June 27, 2006 ....................................................     0.04967
Sept. 27, 2006 ...................................................     0.05655
Dec. 21, 2006 ....................................................     0.15291
Total ............................................................   $ 0.30550

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.12703
Total  distributions .............................................   $ 0.43253

CLASS R4*

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       10.38%
      Dividends Received Deduction for corporations ..............        7.60%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.07312
June 27, 2006 ....................................................     0.07529
Sept. 27, 2006 ...................................................     0.08124
Dec. 21, 2006 ....................................................     0.17623
Total ............................................................   $ 0.40588

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.12703
Total  distributions .............................................   $ 0.53291


------------------------------------------------------------------------------

84 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund
Fiscal year ended Jan. 31, 2007

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       16.99%
      Dividends Received Deduction for corporations ..............       12.62%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.06596
June 27, 2006 ....................................................     0.06113
Sept. 27, 2006 ...................................................     0.06380
Dec. 21, 2006 ....................................................     0.20557
Total ............................................................   $ 0.39646

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.23290
Total distributions ..............................................   $ 0.62936

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       16.99%
      Dividends Received Deduction for corporations ..............       12.62%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.04470
June 27, 2006 ....................................................     0.04213
Sept. 27, 2006 ...................................................     0.04289
Dec. 21, 2006 ....................................................     0.18647
Total ............................................................   $ 0.31619

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.23290
Total distributions ..............................................   $ 0.54909

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       16.99%
      Dividends Received Deduction for corporations ..............       12.62%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.04551
June 27, 2006 ....................................................     0.04238
Sept. 27, 2006 ...................................................     0.04280
Dec. 21, 2006 ....................................................     0.18700
Total ............................................................   $ 0.31769

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.23290
Total  distributions .............................................   $ 0.55059

CLASS R4*

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       16.99%
      Dividends Received Deduction for corporations ..............       12.62%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.07023
June 27, 2006 ....................................................     0.06525
Sept. 27, 2006 ...................................................     0.06814
Dec. 21, 2006 ....................................................     0.20939
Total ............................................................   $ 0.41301

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.23290
Total distributions ..............................................   $ 0.64591

RiverSource Portfolio Builder Moderate Fund
Fiscal year ended Jan. 31, 2007

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       23.07%
      Dividends Received Deduction for corporations ..............       17.05%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.06815
June 27, 2006 ....................................................     0.05072
Sept. 27, 2006 ...................................................     0.05309
Dec. 21, 2006 ....................................................     0.23270
Total ............................................................   $ 0.40466

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.31080
Total distributions ..............................................   $ 0.71546

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       23.07%
      Dividends Received Deduction for corporations ..............       17.05%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.04746
June 27, 2006 ....................................................     0.03035
Sept. 27, 2006 ...................................................     0.03181
Dec. 21, 2006 ....................................................     0.21290
Total ............................................................   $ 0.32252

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.31080
Total distributions ..............................................   $ 0.63332

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       23.07%
      Dividends Received Deduction for corporations ..............       17.05%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.04772
June 27, 2006 ....................................................     0.03066
Sept. 27, 2006 ...................................................     0.03258
Dec. 21, 2006. ...................................................     0.21344
Total ............................................................   $ 0.32440

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.31080
Total distributions ..............................................   $ 0.63520

CLASS R4*

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................       23.07%
      Dividends Received Deduction for corporations ..............       17.05%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 ...................................................   $ 0.07245
June 27, 2006 ....................................................     0.05628
Sept. 27,  2006 ..................................................     0.05731
Dec. 21,  2006 ...................................................     0.23698
Total ............................................................   $ 0.42302

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ....................................................   $ 0.31080
Total distributions ..............................................   $ 0.73382


--------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 85

RiverSource Portfolio Builder Moderate Aggressive Fund
Fiscal year ended Jan. 31, 2007

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         32.29%
   Dividends Received Deduction for corporations ...............         24.15%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 .................................................  $    0.06202
June 27, 2006 ..................................................       0.03229
Sept. 27, 2006 .................................................       0.03271
Dec. 21, 2006 ..................................................       0.25382
Total ..........................................................  $    0.38084

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.38656
Total distributions ............................................  $    0.76740

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         32.29%
   Dividends Received Deduction for corporations ...............         24.15%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 .................................................  $    0.04067
June 27, 2006 ..................................................       0.01173
Sept. 27, 2006 .................................................       0.01107
Dec. 21, 2006 ..................................................       0.23346
Total ..........................................................  $    0.29693

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.38656
Total distributions ............................................  $    0.68349

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         32.29%
   Dividends Received Deduction for corporations ...............         24.15%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 .................................................  $    0.04148
June 27, 2006 ..................................................       0.01243
Sept. 27, 2006 .................................................       0.01242
Dec. 21, 2006 ..................................................       0.23379
Total ..........................................................  $    0.30012

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.38656
Total distributions ............................................  $    0.68668

CLASS R4*

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         32.29%
   Dividends Received Deduction for corporations ...............         24.15%
PAYABLE DATE                                                         PER SHARE
March 29, 2006 .................................................  $    0.07070
June 27, 2006 ..................................................       0.03636
Sept. 27, 2006 .................................................       0.03660
Dec. 21, 2006 ..................................................       0.25799
Total ..........................................................  $    0.40165

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.38656
Total distributions ............................................  $    0.78821

RiverSource Portfolio Builder Aggressive Fund
Fiscal year ended Jan. 31, 2007

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         36.66%
   Dividends Received Deduction for corporations ...............         27.35%
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.34664

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.47877
Total distributions ............................................  $    0.82541

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         36.66%
   Dividends Received Deduction for corporations ...............         27.35%
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.25849

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.47877
Total distributions ............................................  $    0.73726

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         36.66%
   Dividends Received Deduction for corporations ...............         27.35%
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.28114

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.47877
Total distributions ............................................  $    0.75991

CLASS R4*

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         36.66%
   Dividends Received Deduction for corporations ...............         27.35%
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.36118

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.47877
Total distributions ............................................  $    0.83995


------------------------------------------------------------------------------

86 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund
Fiscal year ended Jan. 31, 2007

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         55.64%
   Dividends Received Deduction for corporations ...............         41.49%
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.32996

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.59124
Total distributions ............................................  $    0.92120

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         55.64%
   Dividends Received Deduction for corporations ...............         41.49%
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.24004

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.59124
Total distributions ............................................  $    0.83128

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         55.64%
   Dividends Received Deduction for corporations ...............         41.49%
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.25867

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.59124
Total distributions ............................................  $    0.84991

CLASS R4*

INCOME DISTRIBUTIONS -- taxable as dividend income:
   Qualified Dividend Income for individuals ...................         55.64%
   Dividends Received Deduction for corporations ...............         41.49%
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.34151

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 21, 2006 ..................................................  $    0.59124
Total distributions ............................................  $    0.93275


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 87

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,
ADDRESS,                POSITION HELD WITH FUND
AGE                     AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS         OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz          Board member since 2006      Chief Justice, Minnesota Supreme Court,
901 S. Marquette Ave.                                1998-2005
Minneapolis, MN 55402
Age 52

-----------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson         Board member since 1999      Chair, RiverSource Funds, 1999-2006;
901 S. Marquette Ave.                                former Governor of Minnesota
Minneapolis, MN 55402
Age 72

-----------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn       Board member since 2004      Trustee Professor of Economics and
901 S. Marquette Ave.                                Management, Bentley College; former
Minneapolis, MN 55402                                Dean, McCallum Graduate School of
Age 56                                               Business, Bentley College

-----------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones           Board member since 1985      Attorney and Consultant
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 72

-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind         Board member since 2005      Former Managing Director, Shikiar Asset      American Progressive Insurance
901 S. Marquette Ave.                                Management
Minneapolis, MN 55402
Age 71

-----------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.   Board member since 2002 and  President Emeritus and Professor of          Valmont Industries, Inc.
901 S. Marquette Ave.   Chair of the Board since     Economics, Carleton College                  (manufactures irrigation systems)
Minneapolis, MN 55402   2007
Age 68

-----------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia  Board member since 2004      Director, Enterprise Asset Management, Inc.  Strategic Distribution, Inc.
901 S. Marquette Ave.                                (private real estate and asset management    (transportation, distribution and
Minneapolis, MN 55402                                company)                                     logistics consultants)
Age 54

-----------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby    Board member since 2002      Chief Executive Officer, RiboNovix, Inc.     Hybridon, Inc. (biotechnology);
901 S. Marquette Ave.                                since 2003 (biotechnology); former           American  Healthways, Inc.
Minneapolis, MN 55402                                President, Forester Biotech                  (health management programs)
Age 62

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

88 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,
ADDRESS,                POSITION HELD WITH FUND
AGE                     AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS         OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
William F. Truscott     Board member since 2001,     President - U.S. Asset Management and
53600 Ameriprise        Vice President since 2002    Chief Investment Officer, Ameriprise
Financial Center                                     Financial, Inc. and President, Chairman
Minneapolis, MN 55474                                of the Board and Chief Investment
Age 46                                               Officer, RiverSource Investments, LLC
                                                     since 2005; President, Ameriprise
                                                     Certificate Company since 2006; Senior
                                                     Vice President - Chief Investment
                                                     Officer, Ameriprise Financial, Inc. and
                                                     Chairman of the Board and Chief
                                                     Investment Officer, RiverSource
                                                     Investments, LLC, 2001-2005

-----------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,
ADDRESS,                POSITION HELD WITH FUND
AGE                     AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan     President since 2006         Senior Vice President - Asset Management, RiverSource Investments, LLC
172 Ameriprise                                       since 2006; Managing Director and Global Head of Product, Morgan Stanley
Financial Center                                     Investment Management, 2004-2006; President, Touchstone Investments,
Minneapolis, MN 55474                                2002-2004; Director of Strategic Planning, Evergreen Investments,
Age 41                                               1995-2002

------------------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley      Vice President since 2004    Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise                                       Financial, Inc. and RiverSource Investments, LLC since 2006; Vice
Financial Center                                     President - Investments, Ameriprise Certificate Company since 2003;
Minneapolis, MN 55474                                Senior Vice President - Fixed Income, Ameriprise Financial, Inc.,
Age 42                                               2002-2006 and RiverSource Investments, LLC, 2004-2006; Managing
                                                     Director, Zurich Global Assets, 2001-2002

------------------------------------------------------------------------------------------------------------------------------------
Amy K. Johnson          Vice President since 2006    Vice President - Asset Management and Trust Company Services,
5228 Ameriprise                                      RiverSource Investments, LLC since 2006; Vice President - Operations and
Financial Center                                     Compliance, RiverSource Investments, LLC, 2004-2006; Director of Product
Minneapolis, MN 55474                                Development - Mutual Funds, Ameriprise Financial, Inc., 2001-2004
Age 41

------------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox          Treasurer since 2002         Vice President - Investment Accounting, Ameriprise Financial, Inc. since
105 Ameriprise                                       2002; Vice President - Finance, American Express Company, 2000-2002
Financial Center
Minneapolis, MN 55474
Age 51

------------------------------------------------------------------------------------------------------------------------------------
Scott R. Plummer        Vice President, General      Vice President and Chief Counsel - Asset Management, Ameriprise
5228 Ameriprise         Counsel and Secretary        Financial, Inc. since 2005; Vice President, General Counsel and
Financial Center        since 2006                   Secretary, Ameriprise Certificate Company since 2005; Vice President -
Minneapolis, MN 55474                                Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005;
Age 47                                               Senior Vice President and Chief Compliance Officer, U.S. Bancorp Asset
                                                     Management, 2002-2004; Second Vice President and Assistant General
                                                     Counsel, Hartford Life, 2001-2002

------------------------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers     Chief Compliance Officer     U.S. Asset Management Chief Compliance Officer, RiverSource Investments,
172 Ameriprise          since 2006                   LLC since 2006; Director - Mutual Funds, Voyageur Asset Management,
Financial Center                                     2003-2006; Director of Finance, Voyageur Asset Management, 2000-2003
Minneapolis, MN 55474
Age 46

------------------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu          Money Laundering Prevention  Compliance Director and Anti-Money Laundering Officer, Ameriprise
2934 Ameriprise         Officer since 2004           Financial, Inc. since 2004; Manager Anti-Money Laundering, Ameriprise
Financial Center                                     Financial, Inc., 2003-2004; Compliance Director and Bank Secrecy Act
Minneapolis, MN 55474                                Officer, American Express Centurion Bank, 2000-2003
Age 43

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT 89

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

90 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2007 ANNUAL REPORT

RIVERSOURCE [LOGO](R)
       INVESTMENTS

RIVERSOURCE(R) PORTFOLIO BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

riversource.com/funds

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                                 S-6282 F (3/07)

  Annual Report

                                                        RIVERSOURCE [LOGO](R)
                                                              INVESTMENTS

  RIVERSOURCE(R)
  S&P 500 INDEX FUND

  ANNUAL REPORT FOR
  THE PERIOD ENDED
  JAN. 31, 2007

> RIVERSOURCE S&P 500 INDEX
  FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH LONG-TERM
  CAPITAL APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot ...........................................................    3

Performance Summary .....................................................    5

Questions & Answers
  with Portfolio Management .............................................    6

The Fund's Long-term Performance ........................................   10

Fund Expenses Example ...................................................   12

Investments in Securities ...............................................   14

Financial Statements ....................................................   23

Notes to Financial Statements ...........................................   26

Report of Independent Registered
  Public Accounting Firm ................................................   39

Federal Income Tax Information ..........................................   40

Board Members and Officers ..............................................   41

Proxy Voting ............................................................   44

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource S&P 500 Index Fund invests in stocks included in the Standard & Poor's 500 Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund follows a passive, or indexing, investment approach in an attempt to replicate the performance of the S&P 500 Index. Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. Investors looking for an index fund to provide a diversified exposure to various sectors in the U.S. stock market, and also provide a blend of large cap growth and value stocks, may find this fund of interest.

SECTOR BREAKDOWN*

Percentage of portfolio assets

Financials                        21.8%
Information Technology            14.8%
Health Care                       12.0%
Industrials                       10.7%              [PIE CHART]
Consumer Discretionary            10.6%
Energy                             9.5%
Other(1)                          20.6%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1) Includes Consumer Staples 9.1%, Telecommunication Services 3.5%, Utilities 3.3%, Materials 3.0% and Cash & Cash Equivalents(2) 1.7%.

(2) Of the 1.7%, 0.1% is due to security lending activity and 1.6% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Exxon Mobil                        3.3%
General Electric                   2.8%
Citigroup                          2.1%
Microsoft                          2.0%
Bank of America                    1.8%
AT&T                               1.8%
Procter & Gamble                   1.6%
Johnson & Johnson                  1.5%
Pfizer                             1.4%
Altria Group                       1.4%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

"Standard & Poors(R)", "S&P", "S&P 500(R)", and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Funds.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  3

FUND SNAPSHOT AT JAN. 31, 2007

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH
          X           LARGE
                      MEDIUM   SIZE
                      SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                  YEARS IN INDUSTRY
David Factor, CFA                                        10

FUND FACTS

                              TICKER SYMBOL          INCEPTION DATE
Class D                           ADIDX                  10/25/99
Class E                           ADIEX                  10/25/99

Total net assets                                   $298.5 million

Number of holdings                                            501


------------------------------------------------------------------------------

4  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                       For the year ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource S&P 500 Index Fund Class D                                 +14.05%
S&P 500 Index (unmanaged)                                              +14.51%
Lipper S&P 500 Objective Funds Index                                   +14.25%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The performance of Class E may vary from that shown because of differences in expenses.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                               CLASS D               CLASS E
Total                                           0.79%                 0.59%
Net Expenses(a)                                 0.59%                 0.38%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class D and 0.38% for Class E.

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                     SINCE
                                   1 YEAR    3 YEARS    5 YEARS    INCEPTION
Class D (inception 10/25/99)       +14.05%    +9.63%     +6.17%      +2.41%
Class E (inception 10/25/99)       +14.05%    +9.94%     +6.43%      +2.68%

AT DEC. 31, 2006

                                                                     SINCE
                                   1 YEAR    3 YEARS    5 YEARS    INCEPTION
Class D (inception 10/25/99)       +15.21%    +9.77%     +5.53%      +2.23%
Class E (inception 10/25/99)       +15.44%   +10.00%     +5.79%      +2.50%


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, David Factor, Portfolio Manager for RiverSource S&P 500 Index Fund, discusses the Fund's results and positioning for the 12 months ended Jan. 31, 2007.

Q:    How did RiverSource S&P 500 Index Fund perform for the fiscal year?

A: RiverSource S&P 500 Index Fund's Class D shares gained 14.05% for the 12 months ended Jan. 31, 2007. The Fund underperformed its benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index), which rose 14.51% for the period. The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, returned 14.25% during the same 12 months.

      Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.59% for the reporting period.

      This ratio included fee waivers explained in the Financial Highlights section of this report. (See page 36.)

Q:    What market factors most significantly affected the Fund's performance?

A: The U.S. equity market was driven higher by strong domestic consumer spending, global growth that helped U.S. multinational corporations, record-setting merger and acquisition activities, and the ability of buyout firms to marshal billions of dollars of capital to take a host of companies private.

      Corporate earnings continued to be strong, and equity valuations remained reasonable over the period. The equity market rally that began at the end of June grew even stronger once the Federal Reserve Board (the Fed) paused in August in its campaign of boosting short-term interest rates. The Fed's targeted federal funds rate has remained at 5.25% since the end of June. Toward the end of the year, equity markets responded favorably to moderating inflation concerns, as a relatively warm start to the winter caused declines in energy prices. At the same time, extraordinary enthusiasm for stocks during the year withstood continued unrest in the Middle East, volatile oil prices, a repudiation of Republican policies in the midterm elections, and serious slumps in the auto and housing industries. The year 2006 was the best year for the broad U.S. equity market since 2003.

      THE U.S. EQUITY MARKET WAS DRIVEN HIGHER BY STRONG DOMESTIC CONSUMER SPENDING, GLOBAL GROWTH THAT HELPED U.S. MULTINATIONAL CORPORATIONS, RECORD-SETTING MERGER AND ACQUISITION ACTIVITIES, AND THE ABILITY OF BUYOUT FIRMS TO MARSHAL BILLIONS OF DOLLARS OF CAPITAL TO TAKE A HOST OF COMPANIES PRIVATE.


------------------------------------------------------------------------------

6  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

Q: Which equity sectors and securities affected the S&P 500 Index performance most during the 12 months?

A: The sectors in the S&P 500 Index produced mixed returns for the annual period. Financials had the largest sector weighting in the S&P 500 Index at 21.68%. Financials and consumer discretionary were, respectively, the two best performing sectors in the S&P 500 Index. The five top-performing industries within the S&P 500 Index for the period were:
      Diversified financial services, diversified telecommunication services, pharmaceuticals, capital markets and media. Conversely, materials and utilities were the two weakest sectors in the S&P 500 Index. The five worst-performing industries were: Energy equipment & services, semiconductors & semiconductor equipment, household durables, health care providers & services, and electronic equipment & instruments.

      Among individual stocks in the S&P 500 Index, the five individual stocks that contributed most to performance over the 12-month period were:
      Exxon Mobil Corp., AT&T Inc., Bank of America Corp., Cisco Systems, Inc., and Citigroup Inc. The five worst performers were: QUALCOMM Inc., eBay Inc., Advanced Micro Devices Inc., Dell Inc., and Halliburton Co.

      As always, each sector and stock in the S&P 500 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

Q:    What changes were made to the Fund during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P 500 Index and to replicate the performance of the S&P 500 Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the S&P 500 Index. Deletions typically result from mergers and acquisitions or financial reversals. Stocks added to the S&P 500 Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  7

QUESTIONS & ANSWERS

      During the annual period, there were 32 additions and 32 deletions to the S&P 500 Index and the Fund's portfolio. The portfolio turnover for the period was 20%. Stocks added to the Index and Fund included financial companies Legg Mason, Chicago Mercantile Exchange Holdings, and Commerce Bancorp; real estate companies AvalonBay Communities, CB Richard Ellis Group and Kimco Realty; energy companies: Spectra Energy Corp., Peabody Energy Corp. and CONSOL Energy Inc. Other well-known names in various sectors included: DIRECTV Group, SanDisk Corp., Dean Foods and Google Inc.

      Deletions included companies in various sectors including "household names" such as: Bell South Corp., Lucent Technologies, Alberto-Culver, Kerr-McGee, Navistar International Corp. and Maytag Corp.

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P 500 Index.

      Overall, we expect corporate profits to be weaker in 2007 than in 2006 given slower real economic growth and narrowing corporate profit margins over the next year, as unit labor costs continue to drift higher. In short, given the stellar performance of the equity markets in 2006, investors may expect positive, but more moderate, returns in the months ahead.

      The current bull market has moved into its fifth year and is one of the longest such periods without a market correction. With that said, a correction cannot be ruled out. Keep in mind that in bull markets, corrections (i.e., a drop of at least 10% in the performance of one of the market indexes, such as the S&P 500 Index) are viewed as a healthy repricing of stocks. Also, a correction would not necessarily signal the end of the current cycle, unless there is significant deterioration in the underlying fundamentals. We believe that under present conditions, equities remain attractive.


------------------------------------------------------------------------------

8  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

      INVESTMENT TERM

      A BULL MARKET is a prolonged period of time when prices in a financial market rise faster than their historical average. Bull markets can result from various factors, including an economic recovery, an economic boom, or investor psychology.

      Bull markets are generally associated with increasing investor confidence, which motivates investors to buy in anticipation of further capital gains. The longest bull market was in the 1990s when the U.S. and many other global financial markets grew at their fastest pace ever.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  9

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource S&P 500 Index Fund Class D shares (from 11/1/99 to 1/31/07)* as compared to the performance of two widely cited performance indices, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

*     Fund, S&P 500 Index and Lipper peer group data is from Nov. 1, 1999.

COMPARATIVE RESULTS

Results At Jan. 31, 2007

                                                                           SINCE
                                          1 YEAR    3 YEARS   5 YEARS   INCEPTION(3)
RIVERSOURCE S&P 500 INDEX FUND
(INCLUDES SALES CHARGE)
Class D Cumulative value of $10,000       $11,405   $13,176   $13,490     $11,284
        Average annual total return        +14.05%    +9.63%    +6.17%      +1.68%

S&P 500 INDEX(1)
        Cumulative value of $10,000       $11,451   $13,426   $13,908     $11,857
        Average annual total return        +14.51%   +10.32%    +6.82%      +2.38%

LIPPER S&P 500 OBJECTIVE FUNDS INDEX(2)
        Cumulative value of $10,000       $11,425   $13,328   $13,727     $11,623
        Average annual total return        +14.25%   +10.05%    +6.54%      +2.10%

Results for Class E shares can be found on page 5.


------------------------------------------------------------------------------

10  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE S&P 500 INDEX FUND

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

RiverSource S&P 500                                           Lipper S&P 500
    Index Fund                    S&P 500 Index(1)           Objective Funds
 Class D ($11,284)                   ($11,857)              Index(2) ($11,623)
-------------------               ----------------          ------------------
     $ 10,000                         $ 10,000                   $ 10,000
     $ 10,224                         $ 10,261                   $ 10,253
     $ 10,047                         $ 10,169                   $ 10,135
     $  8,365                         $  8,524                   $  8,469
     $  6,405                         $  6,562                   $  6,502
     $  8,565                         $  8,831                   $  8,721
     $  9,030                         $  9,381                   $  9,239
     $  9,893                         $ 10,354                   $ 10,173
     $ 11,284                         $ 11,857                   $ 11,623

(1) S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3)   Fund, S&P 500 Index and Lipper peer group data is from Nov. 1, 1999.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.


------------------------------------------------------------------------------

12  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         BEGINNING          ENDING           EXPENSES
                                       ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING      ANNUALIZED
                                       AUG. 1, 2006     JAN. 31, 2007     THE PERIOD(a)    EXPENSE RATIO
Class D
  Actual(b)                               $1,000          $1,135.90           $3.18            .59%
  Hypothetical
  (5% return before expenses)             $1,000          $1,022.23           $3.01            .59%
Class E
  Actual(b)                               $1,000          $1,135.90           $1.83(c)         .34%
  Hypothetical
  (5% return before expenses)             $1,000          $1,023.49           $1.73(c)         .34%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +13.59% for Class D and +13.59% for Class E.

(c) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class
      E. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.38% for Class E. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2007. If these changes had been in place for the six-month period ended
      Jan. 31, 2007, actual expenses paid for Class E would have been $2.05 and the hypothetical expenses paid for Class E would have been $1.94.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  13

INVESTMENTS IN SECURITIES

JAN. 31, 2007

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.3%)

ISSUER                                      SHARES                   VALUE(a)
AEROSPACE & DEFENSE (2.4%)
Boeing                                       17,964            $    1,608,855
General Dynamics                              9,190                   718,199
Goodrich                                      2,829                   138,678
Honeywell Intl                               18,545                   847,321
L-3 Communications
  Holdings                                    2,835                   233,434
Lockheed Martin                               8,083                   785,587
Northrop Grumman                              7,846                   556,595
Raytheon                                     10,097                   524,034
Rockwell Collins                              3,801                   259,266
United Technologies                          22,792                 1,550,312
                                                               ---------------
Total                                                               7,222,281
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
FedEx                                         6,964                   768,826
United Parcel Service Cl B                   24,382                 1,762,331
                                                               ---------------
Total                                                               2,531,157
------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                           17,984                   271,558
------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                        4,032(b)                 99,550
Johnson Controls                              4,442                   410,707
                                                               ---------------
Total                                                                 510,257
------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                   42,897(f)                348,753
General Motors                               12,849                   421,961
Harley-Davidson                               5,883                   401,632
                                                               ---------------
Total                                                               1,172,346
------------------------------------------------------------------------------

BEVERAGES (2.0%)
Anheuser-Busch
  Companies                                  17,461                   889,987
Brown-Forman Cl B                             1,790                   117,406
Coca-Cola                                    46,314                 2,217,514
Coca-Cola Enterprises                         6,291                   129,091
Constellation Brands Cl A                     4,775(b)                118,134
Molson Coors Brewing Cl B                     1,042                    84,194

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
BEVERAGES (CONT.)
Pepsi Bottling Group                          3,114            $       98,496
PepsiCo                                      37,294                 2,433,060
                                                               ---------------
Total                                                               6,087,882
------------------------------------------------------------------------------

BIOTECHNOLOGY (1.3%)
Amgen                                        26,490(b)              1,864,101
Biogen Idec                                   7,654(b)                369,994
Celgene                                       8,460(b)                454,133
Genzyme                                       5,967(b)                392,211
Gilead Sciences                              10,440(b)                671,501
MedImmune                                     5,438(b)                188,481
                                                               ---------------
Total                                                               3,940,421
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
American Standard
  Companies                                   3,941                   194,646
Masco                                         8,954                   286,438
                                                               ---------------
Total                                                                 481,084
------------------------------------------------------------------------------

CAPITAL MARKETS (3.8%)
Ameriprise Financial                          5,495                   323,985
Bank of New York                             17,361                   694,614
Bear Stearns Companies                        2,666                   439,490
Charles Schwab                               23,232                   439,549
E*TRADE Financial                             9,700(b)                236,486
Federated Investors Cl B                      2,050                    72,386
Franklin Resources                            3,785                   450,831
Goldman Sachs Group                           9,671                 2,051,800
Janus Capital Group                           4,504                    92,242
Legg Mason                                    2,980                   312,453
Lehman Brothers Holdings                     12,044                   990,499
Mellon Financial                              9,352                   399,704
Merrill Lynch & Co                           20,075                 1,878,217
Morgan Stanley                               24,041                 1,990,354
Northern Trust                                4,260                   258,795
State Street                                  7,543                   535,930
T Rowe Price Group                            5,986                   287,268
                                                               ---------------
Total                                                              11,454,603
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

ISSUER                                      SHARES                   VALUE(a)
CHEMICALS (1.5%)
Air Products & Chemicals                      5,009            $      373,972
Ashland                                       1,295                    90,067
Dow Chemical                                 21,693                   901,127
Eastman Chemical                              1,867                   109,332
Ecolab                                        4,046                   177,619
EI du Pont de Nemours
  & Co                                       20,888                 1,035,210
Hercules                                      2,584(b)                 50,672
Intl Flavors & Fragrances                     1,773                    85,955
Monsanto                                     12,336                   679,590
PPG Inds                                      3,749                   248,521
Praxair                                       7,338                   462,734
Rohm & Haas                                   3,228                   168,050
Sigma-Aldrich                                 3,000                   113,850
                                                               ---------------
Total                                                               4,496,699
------------------------------------------------------------------------------

COMMERCIAL BANKS (4.0%)
BB&T                                         12,287                   519,249
Comerica                                      3,605                   213,777
Commerce Bancorp                              4,260                   143,903
Compass Bancshares                            2,950                   179,655
Fifth Third Bancorp                          12,680                   505,932
First Horizon Natl                            2,825                   123,170
Huntington Bancshares                         5,397                   125,642
KeyCorp                                       9,126                   348,339
M&T Bank                                      1,755                   212,899
Marshall & Ilsley                             5,791                   272,524
Natl City                                    14,342                   542,845
PNC Financial
  Services Group                              6,673                   492,267
Regions Financial                            16,558                   600,393
SunTrust Banks                                8,040                   668,124
Synovus Financial                             7,384                   235,771
US Bancorp                                   39,924                 1,421,294
Wachovia                                     43,289                 2,445,829
Wells Fargo & Co                             76,682                 2,754,417
Zions Bancorporation                          2,430                   206,113
                                                               ---------------
Total                                                              12,012,143
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Allied Waste Inds                             5,765(b)                 73,734
Avery Dennison                                2,149                   146,906
Cintas                                        3,103                   127,688
Equifax                                       2,837                   117,821
Monster Worldwide                             2,920(b)                144,277

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Pitney Bowes                                  5,038            $      241,169
Robert Half Intl                              3,802                   154,741
RR Donnelley & Sons                           4,927                   182,792
Waste Management                             12,152                   461,533
                                                               ---------------
Total                                                               1,650,661
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
ADC Telecommunications                        2,665(b)                 43,013
Avaya                                        10,310(b)                132,277
Ciena                                         1,920(b)                 53,933
Cisco Systems                               137,980(b)              3,668,888
Corning                                      35,530(b)                740,445
JDS Uniphase                                  4,792(b)                 85,202
Juniper Networks                             12,850(b)                232,842
Motorola                                     54,908                 1,089,924
QUALCOMM                                     37,538                 1,413,681
Tellabs                                      10,031(b)                101,012
                                                               --------------
Total                                                               7,561,217
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.7%)
Apple                                        19,304(b)              1,654,932
Dell                                         51,592(b)              1,251,106
EMC                                          50,020(b)                699,780
Hewlett-Packard                              62,211                 2,692,492
Intl Business Machines                       34,216                 3,392,515
Lexmark Intl Cl A                             2,227(b)                140,368
NCR                                           4,048(b)                191,835
Network Appliance                             8,491(b)                319,262
QLogic                                        3,576(b)                 65,441
SanDisk                                       5,115(b)                205,623
Sun Microsystems                             79,934(b)                530,762
                                                               ---------------
Total                                                              11,144,116
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                         1,999                   165,117
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                              2,148                   218,752
------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                             27,367                 1,593,308
Capital One Financial                         9,271                   745,388
SLM                                           9,288                   426,876
                                                               ---------------
Total                                                               2,765,572
------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  15

ISSUER                                      SHARES                   VALUE(a)
CONTAINERS & PACKAGING (0.2%)
Ball                                          2,364            $      109,500
Bemis                                         2,382                    80,774
Pactiv                                        3,027(b)                 98,196
Sealed Air                                    1,835                   120,927
Temple-Inland                                 2,428                   121,254
                                                               ---------------
Total                                                                 530,651
------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                 3,874                   184,092
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                             3,178(b)                137,925
H&R Block                                     7,318                   180,023
                                                               ---------------
Total                                                                 317,948
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.6%)
Bank of America                             102,000                 5,363,160
Chicago Mercantile
  Exchange Holdings Cl A                        795                   447,824
CIT Group                                     4,500                   265,320
Citigroup                                   111,599                 6,152,453
JPMorgan Chase & Co                          78,791                 4,012,826
Moody's                                       5,340                   382,130
                                                               ---------------
Total                                                              16,623,713
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T                                        142,180                 5,350,233
CenturyTel                                    2,611                   117,077
Citizens Communications                       7,315                   107,238
Embarq                                        3,393                   188,345
Qwest Communications
  Intl                                       36,525(b)                297,679
Verizon Communications                       66,309                 2,554,223
Windstream                                   10,833                   161,195
                                                               ---------------
Total                                                               8,775,990
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.7%)
Allegheny Energy                              3,755(b)                174,683
American Electric Power                       8,983                   391,030
Duke Energy                                  28,524                   561,638
Edison Intl                                   7,404                   333,032
Entergy                                       4,694                   435,838
Exelon                                       15,244                   914,487
FirstEnergy                                   7,251                   430,202
FPL Group                                     9,186                   520,387
Pinnacle West Capital                         2,269                   110,705

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
ELECTRIC UTILITIES (CONT.)
PPL                                           8,664            $      308,438
Progress Energy                               5,776                   274,591
Southern                                     16,871                   616,297
                                                               ---------------
Total                                                               5,071,328
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion                     3,837                   117,949
Cooper Inds Cl A                              2,068                   188,995
Emerson Electric                             18,226                   819,623
Rockwell Automation                           3,861                   236,332
                                                               ---------------
Total                                                               1,362,899
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                          9,280(b)                296,960
Jabil Circuit                                 4,190                   100,518
Molex                                         3,220                    94,636
Sanmina-SCI                                  12,098(b)                 42,343
Solectron                                    20,768(b)                 67,496
Tektronix                                     1,878                    53,091
                                                               ---------------
Total                                                                 655,044
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                  7,282                   502,676
BJ Services                                   6,656                   184,105
ENSCO Intl                                    3,450                   175,502
Halliburton                                  22,838                   674,635
Nabors Inds                                   6,794(b,c)              205,722
Natl Oilwell Varco                            3,990(b)                241,954
Noble                                         3,084                   231,146
Rowan Companies                               2,504                    82,357
Schlumberger                                 26,762                 1,699,118
Smith Intl                                    4,525                   179,552
Transocean                                    6,637(b)                513,505
Weatherford Intl                              7,710(b)                311,330
                                                               ---------------
Total                                                               5,001,602
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale                             10,404                   584,497
CVS                                          18,704                   629,390
Kroger                                       16,297                   417,203
Safeway                                      10,065                   362,642
SUPERVALU                                     4,679                   177,708
SYSCO                                        14,039                   485,047
Walgreen                                     22,792                 1,032,478
Wal-Mart Stores                              55,853                 2,663,629
Whole Foods Market                            3,245                   140,152
                                                               ---------------
Total                                                               6,492,746
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

ISSUER                                      SHARES                   VALUE(a)
FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                       14,928            $      477,697
Campbell Soup                                 4,946                   190,322
ConAgra Foods                                11,578                   297,670
Dean Foods                                    3,035(b)                134,299
General Mills                                 7,788                   445,785
Hershey                                       3,952                   201,710
HJ Heinz                                      7,482                   352,552
Kellogg                                       5,701                   280,888
McCormick & Co                                2,980                   116,339
Sara Lee                                     16,960                   290,864
Tyson Foods Cl A                              5,725                   101,619
WM Wrigley Jr                                 4,987                   256,930
                                                               ---------------
Total                                                               3,146,675
------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                         1,011                    46,001
Peoples Energy                                  874                    38,063
Questar                                       1,950                   158,339
                                                               ---------------
Total                                                                 242,403
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Bausch & Lomb                                 1,225                    68,208
Baxter Intl                                  14,866                   738,246
Becton Dickinson & Co                         5,600                   430,864
Biomet                                        5,559                   235,479
Boston Scientific                            26,785(b)                494,183
CR Bard                                       2,344                   193,427
Hospira                                       3,536(b)                130,054
Medtronic                                    26,148                 1,397,611
St. Jude Medical                              8,026(b)                343,192
Stryker                                       6,748                   417,971
Zimmer Holdings                               5,424(b)                456,809
                                                               ---------------
Total                                                               4,906,044
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Aetna                                        11,858                   499,933
AmerisourceBergen                             4,362                   228,482
Cardinal Health                               9,195                   656,707
Caremark Rx                                   9,685                   593,303
CIGNA                                         2,329                   308,360
Coventry Health Care                          3,620(b)                186,611
Express Scripts                               3,080(b)                214,122
Health Management
  Associates Cl A                             5,467                   106,333
Humana                                        3,775(b)                209,513

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Laboratory Corp of
  America Holdings                            2,848(b)         $      209,157
Manor Care                                    1,681                    89,496
McKesson                                      6,721                   374,696
Medco Health Solutions                        6,660(b)                394,339
Patterson Companies                           3,155(b)                118,660
Quest Diagnostics                             3,630                   190,502
Tenet Healthcare                             10,701(b)                 75,549
UnitedHealth Group                           30,596                 1,598,949
WellPoint                                    14,082(b)              1,103,747
                                                               ---------------
Total                                                               7,158,459
------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                    4,511                   130,187
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                                10,110                   521,272
Darden Restaurants                            3,334                   130,493
Harrah's Entertainment                        4,230                   357,350
Hilton Hotels                                 8,780                   310,724
Intl Game Technology                          7,706                   334,903
Marriott Intl Cl A                            7,638                   367,693
McDonald's                                   28,086                 1,245,614
Starbucks                                    17,168(b)                599,850
Starwood Hotels &
  Resorts Worldwide                           4,812                   301,135
Wendy's Intl                                  2,175                    73,863
Wyndham Worldwide                             4,496(b)                140,275
Yum! Brands                                   6,016                   361,020
                                                               ---------------
Total                                                               4,744,192
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                1,542                   134,586
Centex                                        2,696                   144,748
DR Horton                                     6,270                   182,206
Fortune Brands                                3,437                   287,747
Harman Intl Inds                              1,485                   140,436
KB HOME                                       1,786                    96,837
Leggett & Platt                               4,069                    98,633
Lennar Cl A                                   3,130                   170,209
Newell Rubbermaid                             6,300                   186,102
Pulte Homes                                   4,798                   164,763
Snap-On                                       1,321                    63,685
Stanley Works                                 1,843                   105,530
Whirlpool                                     1,784                   163,111
                                                               ---------------
Total                                                               1,938,593
------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  17

ISSUER                                      SHARES                   VALUE(a)
HOUSEHOLD PRODUCTS (2.1%)
Clorox                                        3,451            $      225,764
Colgate-Palmolive                            11,678                   797,607
Kimberly-Clark                               10,405                   722,107
Procter & Gamble                             71,973                 4,668,889
                                                               ---------------
Total                                                               6,414,367
------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES                                          15,083(b)                313,576
Constellation Energy Group                    4,091                   296,802
Dynegy Cl A                                   8,602(b)                 60,644
TXU                                          10,432                   564,162
                                                               ---------------
Total                                                               1,235,184
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.8%)
3M                                           16,726                 1,242,742
General Electric                            234,130                 8,440,386
Textron                                       2,853                   265,814
Tyco Intl                                    45,175(c)              1,440,179
                                                               ---------------
Total                                                              11,389,121
------------------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                           7,390(c)                426,994
AFLAC                                        11,236                   534,946
Allstate                                     14,198                   854,152
Ambac Financial Group                         2,413                   212,585
American Intl Group                          59,048(e)              4,041,837
Aon                                           7,033                   252,203
Chubb                                         9,348                   486,470
Cincinnati Financial                          3,934                   176,007
Genworth Financial Cl A                      10,070                   351,443
Hartford Financial
  Services Group                              7,202                   683,542
Lincoln Natl                                  6,524                   438,021
Loews                                        10,377                   450,984
Marsh & McLennan
  Companies                                  12,516                   369,222
MBIA                                          3,063                   220,015
MetLife                                      17,265                 1,072,503
Principal Financial Group                     6,125                   377,361
Progressive                                  17,300                   401,187
Prudential Financial                         10,832                   965,456
Safeco                                        2,387                   152,792
St. Paul Travelers
  Companies                                  15,671                   796,870
Torchmark                                     2,226                   144,668
UnumProvident                                 7,782                   171,204
XL Capital Cl A                               4,105(c)                283,245
                                                               ---------------
Total                                                              13,863,707
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                    7,015(b)         $      264,255
IAC/InterActiveCorp                           5,070(b)                194,688
                                                               ---------------
Total                                                                 458,943
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
eBay                                         26,282(b)                851,274
Google Cl A                                   4,870(b)              2,441,331
VeriSign                                      5,570(b)                133,123
Yahoo!                                       27,804(b)                787,131
                                                               ---------------
Total                                                               4,212,859
------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer
  Services Cl A                               2,255(b)                110,472
Automatic Data Processing                    12,506                   596,787
Cognizant Technology
  Solutions Cl A                              3,220(b)                274,634
Computer Sciences                             3,900(b)                204,594
Convergys                                     3,127(b)                 81,427
Electronic Data Systems                      11,748                   309,090
Fidelity Natl Information
  Services                                    3,680                   156,474
First Data                                   17,393                   432,390
Fiserv                                        3,937(b)                206,968
Paychex                                       7,687                   307,557
Sabre Holdings Cl A                           3,003                    97,027
Unisys                                        7,828(b)                 67,477
Western Union                                17,413                   389,006
                                                               ---------------
Total                                                               3,233,903
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                     2,090                    71,290
Eastman Kodak                                 6,522                   168,659
Hasbro                                        3,603                   102,325
Mattel                                        8,664                   211,055
                                                               ---------------
Total                                                                 553,329
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied
  Biosystems Group                            4,164(d)                144,741
Millipore                                     1,216(b)                 83,272
PerkinElmer                                   2,794                    66,693
Thermo Fisher Scientific                      9,268(b)                443,473
Waters                                        2,304(b)                130,614
                                                               ---------------
Total                                                                 868,793
------------------------------------------------------------------------------

MACHINERY (1.5%)
Caterpillar                                  14,776                   946,699
Cummins                                       1,190                   160,126

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

ISSUER                                      SHARES                   VALUE(a)
MACHINERY (CONT.)
Danaher                                       5,388            $      399,035
Deere & Co                                    5,254                   526,871
Dover                                         4,639                   230,094
Eaton                                         3,380                   264,823
Illinois Tool Works                           9,526                   485,731
Ingersoll-Rand Cl A                           6,968(c)                298,788
ITT                                           4,194                   250,172
PACCAR                                        5,638                   377,013
Pall                                          2,781                    96,668
Parker Hannifin                               2,678                   221,631
Terex                                         2,310(b)                131,416
                                                               ---------------
Total                                                               4,389,067
------------------------------------------------------------------------------

MEDIA (3.7%)
CBS Cl B                                     17,751                   553,299
Clear Channel
  Communications                             11,220                   407,510
Comcast Cl A                                 47,267(b)              2,094,872
DIRECTV Group                                17,510(b)                427,069
Dow Jones & Co                                1,481                    55,849
EW Scripps Cl A                               1,895                    92,533
Gannett                                       5,321                   309,363
Interpublic Group of
  Companies                                  10,023(b)                131,903
McGraw-Hill Companies                         8,044                   539,592
Meredith                                        879                    51,826
New York Times Cl A                           3,264                    75,366
News Corp Cl A                               53,160                 1,235,970
Omnicom Group                                 3,883                   408,492
Time Warner                                  90,676                 1,983,084
Tribune                                       4,334                   132,360
Univision Communications
  Cl A                                        5,726(b)                204,475
Viacom Cl B                                  15,881(b)                645,880
Walt Disney                                  46,983                 1,652,392
                                                               ---------------
Total                                                              11,001,835
------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                        19,698                   636,245
Allegheny Technologies                        2,294                   237,406
Freeport-McMoRan
  Copper & Gold Cl B                          4,475                   257,357
Newmont Mining                               10,225                   461,148
Nucor                                         6,864                   443,003
Phelps Dodge                                  4,634                   572,762
United States Steel                           2,691                   224,672
                                                               ---------------
Total                                                               2,832,593
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
MULTILINE RETAIL (1.2%)
Big Lots                                      2,484(b)         $       64,410
Dillard's Cl A                                1,386                    47,595
Dollar General                                7,089                   120,088
Family Dollar Stores                          3,446                   111,650
Federated Department
  Stores                                     11,932                   495,059
JC Penney                                     5,107                   414,893
Kohl's                                        7,429(b)                526,790
Nordstrom                                     5,194                   289,358
Sears Holdings                                1,885(b)                332,985
Target                                       19,511                 1,197,195
                                                               ---------------
Total                                                               3,600,023
------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Ameren                                        4,682                   248,661
CenterPoint Energy                            7,101                   122,563
CMS Energy                                    5,054(b)                 84,351
Consolidated Edison                           5,830                   281,472
Dominion Resources                            8,034                   666,502
DTE Energy                                    4,038                   187,242
KeySpan                                       3,984                   162,547
NiSource                                      6,201                   147,584
PG&E                                          7,921                   369,752
Public Service
  Enterprise Group                            5,730                   384,082
Sempra Energy                                 5,956                   341,755
TECO Energy                                   4,755                    80,645
Xcel Energy                                   9,240                   215,569
                                                               ---------------
Total                                                               3,292,725
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                        21,922(b)                377,058
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.9%)
Anadarko Petroleum                           10,440                   456,750
Apache                                        7,480                   545,816
Chesapeake Energy                             9,445                   279,666
Chevron                                      49,516                 3,608,727
ConocoPhillips                               37,376                 2,482,140
CONSOL Energy                                 4,150                   142,885
Devon Energy                                 10,038                   703,563
El Paso                                      16,025                   248,708
EOG Resources                                 5,526                   382,012
Exxon Mobil                                 132,474                 9,816,324
Hess                                          6,153                   332,200
Kinder Morgan                                 2,431                   257,686
Kinder Morgan
  Management LLC                                 --(b)                     24

                          See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  19

ISSUER                                      SHARES                   VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Marathon Oil                                  7,983            $      721,184
Murphy Oil                                    4,245                   211,019
Occidental Petroleum                         19,564                   906,987
Peabody Energy                                5,990                   244,572
Spectra Energy                               14,257(b)                372,393
Sunoco                                        2,796                   176,511
Valero Energy                                13,730                   745,264
Williams Companies                           13,544                   365,553
XTO Energy                                    8,316                   419,709
                                                               ---------------
Total                                                              23,419,693
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                   10,331                   348,155
MeadWestvaco                                  4,113                   123,966
Weyerhaeuser                                  5,377                   403,275
                                                               ---------------
Total                                                                 875,396
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                10,094                   347,132
Estee Lauder
  Companies Cl A                              2,895                   137,513
                                                               ---------------
Total                                                                 484,645
------------------------------------------------------------------------------

PHARMACEUTICALS (6.4%)
Abbott Laboratories                          34,865                 1,847,845
Allergan                                      3,489                   407,201
Barr Pharmaceuticals                          2,420(b)                129,518
Bristol-Myers Squibb                         44,671                 1,286,078
Eli Lilly & Co                               22,362                 1,210,231
Forest Laboratories                           7,190(b)                403,431
Johnson & Johnson                            65,849                 4,398,714
King Pharmaceuticals                          5,519(b)                 98,569
Merck & Co                                   49,307                 2,206,489
Mylan Laboratories                            4,815                   106,604
Pfizer                                      163,766                 4,297,221
Schering-Plough                              33,671                   841,775
Watson Pharmaceuticals                        2,328(b)                 63,368
Wyeth                                        30,583                 1,511,106
                                                               ---------------
Total                                                              18,808,150
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
Apartment Investment
  & Management Cl A                           2,190                   137,160
Archstone-Smith Trust                         4,960                   313,522
AvalonBay Communities                         1,775                   263,339
Boston Properties                             2,650                   334,139

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Equity Office
  Properties Trust                            7,986            $      443,622
Equity Residential                            6,640                   373,699
Kimco Realty                                  5,130                   254,448
Plum Creek Timber                             4,016                   161,644
ProLogis                                      5,625                   365,625
Public Storage                                2,785                   302,897
Simon Property Group                          5,026                   574,923
Vornado Realty Trust                          2,930                   358,486
                                                               ---------------
Total                                                               3,883,504
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group Cl A                   4,195(b)                157,774
Realogy                                       4,866(b)                145,493
                                                               ---------------
Total                                                                 303,267
------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern
  Santa Fe                                    8,156                   655,416
CSX                                           9,886                   363,706
Norfolk Southern                              9,018                   447,744
Ryder System                                  1,378                    75,156
Union Pacific                                 6,127                   618,827
                                                               ---------------
Total                                                               2,160,849
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                       12,460(b)                193,753
Altera                                        8,222(b)                164,851
Analog Devices                                7,770                   254,468
Applied Materials                            31,547                   559,328
Broadcom Cl A                                10,651(b)                339,980
Intel                                       130,960                 2,744,921
KLA-Tencor                                    4,526                   222,815
Linear Technology                             6,787                   210,058
LSI Logic                                     9,098(b)                 85,521
Maxim Integrated Products                     7,287                   224,440
Micron Technology                            17,139(b)                221,950
Natl Semiconductor                            6,550                   151,502
Novellus Systems                              2,805(b)                 86,478
NVIDIA                                        8,078(b)                247,591
PMC-Sierra                                    4,763(b)                 30,007
Teradyne                                      4,312(b)                 64,249
Texas Instruments                            33,704                 1,051,227
Xilinx                                        7,634                   185,506
                                                               ---------------
Total                                                               7,038,645
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

ISSUER                                      SHARES                   VALUE(a)
SOFTWARE (3.3%)
Adobe Systems                                13,248(b)         $      514,950
Autodesk                                      5,258(b)                229,880
BMC Software                                  4,663(b)                160,361
CA                                            9,333                   229,125
Citrix Systems                                4,099(b)                129,815
Compuware                                     8,005(b)                 71,805
Electronic Arts                               7,002(b)                350,100
Intuit                                        7,918(b)                249,021
Microsoft                                   196,484                 6,063,495
Novell                                        7,702(b)                 55,840
Oracle                                       90,861(b)              1,559,175
Symantec                                     21,308(b)                377,365
                                                               ---------------
Total                                                               9,990,932
------------------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
AutoNation                                    3,395(b)                 76,218
AutoZone                                      1,149(b)                144,349
Bed Bath & Beyond                             6,419(b)                270,818
Best Buy                                      9,164                   461,866
Circuit City Stores                           3,226                    65,843
Gap                                          11,966                   229,388
Home Depot                                   46,351                 1,888,339
Limited Brands                                7,767                   217,010
Lowe's Companies                             34,590                 1,166,028
Office Depot                                  6,325(b)                236,492
OfficeMax                                     1,690                    81,610
RadioShack                                    3,080                    68,068
Sherwin-Williams                              2,545                   175,860
Staples                                      16,411                   422,091
Tiffany & Co                                  3,074                   120,685
TJX Companies                                10,340                   305,754
                                                               ---------------
Total                                                               5,930,419
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                         8,350(b)                382,931
Jones Apparel Group                           2,500                    85,400
Liz Claiborne                                 2,328                   103,363
Nike Cl B                                     4,274                   422,314
VF                                            2,032                   154,168
                                                               ---------------
Total                                                               1,148,176
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial                        14,108            $      613,416
Fannie Mae                                   22,144                 1,251,801
Freddie Mac                                  15,736                 1,021,738
MGIC Investment                               1,881                   116,095
Sovereign Bancorp                             8,160                   201,144
Washington Mutual                            21,469                   957,303
                                                               ---------------
Total                                                               4,161,497
------------------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                                 47,599                 4,159,676
Reynolds American                             3,896                   251,292
UST                                           3,656                   210,001
                                                               ---------------
Total                                                               4,620,969
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                   1,657                   128,666
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                        8,483                   519,923
Sprint Nextel                                65,756                 1,172,430
                                                               ---------------
Total                                                               1,692,353
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $215,681,009)                                           $  293,339,100
------------------------------------------------------------------------------

MONEY MARKET FUND (1.7%)(g)

                                            SHARES                   VALUE(a)
RiverSource Short-Term
  Cash Fund                               5,115,413(h)         $    5,115,413
------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,115,413)                                             $    5,115,413
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $220,796,422)(i)                                        $  298,454,513
==============================================================================

                          See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  21

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2007, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

      TYPE OF SECURITY                                              CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS

      E-Mini S&P 500 Index, March 2007                                     46
      S&P 500 Index, March 2007                                             4

(f) At Jan. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.1% of net assets. See
      Note 5 to the financial statements. 1.6% of net assets is the Fund's cash equivalent position.

(h)   Affiliated Money Market Fund -- See Note 7 to the financial statements.

(i) At Jan. 31, 2007, the cost of securities for federal income tax purposes was $230,247,918 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $72,198,284
      Unrealized depreciation                                      (3,991,689)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $68,206,595
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

22  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $215,681,009)                                      $  293,339,100
   Affiliated money market fund (identified cost $5,115,413) (Note 7)                             5,115,413
------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $220,796,422)                                  298,454,513
Capital shares receivable                                                                            29,813
Dividends and accrued interest receivable                                                           269,781
Receivable for investment securities sold                                                           139,439
------------------------------------------------------------------------------------------------------------
Total assets                                                                                    298,893,546
------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable upon return of securities loaned (Note 5)                                                   315,000
Accrued investment management services fee                                                            1,788
Accrued distribution fee                                                                                390
Accrued transfer agency fee                                                                             450
Accrued administrative services fee                                                                     488
Accrued plan administration services fee                                                                985
Other accrued expenses                                                                              115,133
------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   434,234
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                           $  298,459,312
============================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                     $      537,195
Additional paid-in capital                                                                      247,816,930
Undistributed net investment income                                                                 535,822
Accumulated net realized gain (loss) (Note 9)                                                   (28,139,383)
Unrealized appreciation (depreciation) on investments (Note 6)                                   77,708,748
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                     $  298,459,312
============================================================================================================
Net assets applicable to outstanding shares:              Class D                            $   57,268,626
                                                          Class E                            $  241,190,686
Net asset value per share of outstanding capital stock:   Class D shares    10,342,190       $         5.54
                                                          Class E shares    43,377,282       $         5.56
------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                             $      284,550
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  23

STATEMENT OF OPERATIONS

YEAR ENDED JAN. 31, 2007

INVESTMENT INCOME

Income:
Dividends                                                                                $ 4,800,280
Interest                                                                                     140,095
Income distributions from affiliated money market fund (Note 7)                              125,190
Fee income from securities lending (Note 5)                                                    1,572
-----------------------------------------------------------------------------------------------------
Total income                                                                               5,067,137
-----------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                           566,109
Distribution fee -- Class D                                                                  143,473
Transfer agency fee
   Class D                                                                                    86,780
   Class E                                                                                   287,710
Administrative services fees and expenses                                                    153,231
Plan administration services fee -- Class E                                                   46,201
Compensation of board members                                                                  4,985
Custodian fees                                                                                95,870
Printing and postage                                                                          57,400
Registration fees                                                                             47,850
Licensing fees                                                                                27,375
Professional fees                                                                             23,146
Other                                                                                         10,992
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             1,551,122
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)         (539,336)
-----------------------------------------------------------------------------------------------------
                                                                                           1,011,786
   Earnings and bank fee credits on cash balances (Note 2)                                    (1,278)
-----------------------------------------------------------------------------------------------------
Total net expenses                                                                         1,010,508
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                            4,056,629
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                         11,999,348
   Futures contracts                                                                         548,087
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   12,547,435
Net change in unrealized appreciation (depreciation) on investments                       16,933,603
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                            29,481,038
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          $33,537,667
=====================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

24  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JAN. 31,                                                       2007             2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $   4,056,629    $   4,308,412
Net realized gain (loss) on investments                                  12,547,435        7,374,530
Net change in unrealized appreciation (depreciation) on investments      16,933,603       15,668,094
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          33,537,667       27,351,036
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class D                                                              (726,500)        (826,911)
      Class E                                                            (3,022,262)      (3,473,244)
-----------------------------------------------------------------------------------------------------
Total distributions                                                      (3,748,762)      (4,300,155)
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class D shares                                                         4,488,821       12,358,060
   Class E shares                                                        55,850,785       15,653,658
Reinvestment of distributions at net asset value
   Class D shares                                                           726,011          826,890
   Class E shares                                                         3,022,262        3,473,035
Payments for redemptions
   Class D shares                                                       (17,340,192)     (24,761,725)
   Class E shares                                                       (59,156,897)    (120,085,017)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (12,409,210)    (112,535,099)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  17,379,695      (89,484,218)
Net assets at beginning of year                                         281,079,617      370,563,835
-----------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 298,459,312    $ 281,079,617
=====================================================================================================
Undistributed net investment income                                   $     535,822    $     270,499
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares, which are sold without a sales charge. Class E shares are only available to Ameriprise brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) utilizes Fair Value Pricing
(FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the


------------------------------------------------------------------------------

26 RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

FUTURES TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  27

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


------------------------------------------------------------------------------

28  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $42,544 and accumulated net realized loss has been decreased by $10,414,127, resulting in a net reclassification adjustment to decrease paid-in capital by $10,371,583.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                                                2007          2006
-----------------------------------------------------------------------------------------
CLASS D
Distributions paid from:
        Ordinary income ......................................  $  726,500   $    826,911
        Long-term capital gain .......................................  --             --

CLASS E
Distributions paid from:
        Ordinary income .......................................  3,022,262      3,473,244
        Long-term capital gain .......................................  --             --

At Jan. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................................  $    518,308
Accumulated long-term gain (loss)..........................................  $(18,619,714)
Unrealized appreciation (depreciation).....................................  $ 68,206,593

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  29

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.24% to 0.21% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $8,071 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.


------------------------------------------------------------------------------

30  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class D $19.50

Effective Dec. 11, 2006, the fee structure under the Transfer Agency Agreement was revised from an account-based fee to an asset-based fee for Class E. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $19.50 per shareholder account.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations. Effective Dec. 11, 2006, the annual closed account fee of $5 per inactive account for Class E was eliminated.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for Class E. The fee is calculated at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 0.59% for Class D and 0.34% for Class E. Of these waived fees and expenses, the transfer agency fees waived for Class D and Class E were $86,779 and $333,911, respectively, and the management fees waived at the Fund level were $118,646. Under this agreement, which was effective until Jan. 31, 2007, net expenses would not exceed 0.59% for Class D and 0.34% for Class E of the Fund's average daily net assets. Effective as of Feb. 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.59% for Class D and 0.38% for Class E of the Fund's average daily net assets.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  31

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

During the year ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $1,278 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $50,622,860 and $64,252,441, respectively, for the year ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                  YEAR ENDED JAN. 31, 2007
                                                CLASS D             CLASS E
-----------------------------------------------------------------------------
Sold                                              866,525          10,401,833
Issued for reinvested distributions               132,726             549,471
Redeemed                                       (3,409,116)        (11,715,384)
------------------------------------------------------------------------------
Net increase (decrease)                        (2,409,865)           (764,080)
------------------------------------------------------------------------------

                                                  YEAR ENDED JAN. 31, 2006
                                                CLASS D             CLASS E
------------------------------------------------------------------------------
Sold                                            2,651,948           3,329,074
Issued for reinvested distributions               170,493             713,149
Redeemed                                       (5,275,573)        (25,840,537)
------------------------------------------------------------------------------
Net increase (decrease)                        (2,453,132)        (21,798,314)
------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the


------------------------------------------------------------------------------

32  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Jan. 31, 2007, securities valued at $284,550 were on loan to brokers. For collateral, the Fund received $315,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $1,572 for year ended Jan. 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2007, investments in securities included securities valued at $390,165 that were pledged as collateral to cover initial margin deposits on 50 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2007 was $4,761,900 with a net unrealized gain of $50,657. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended Jan. 31, 2007.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  33

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $10,331,119 at Jan. 31, 2007, that if not offset by capital gains will expire as follows:

          2009                      2010                           2013
       $2,387,603                $5,430,872                     $2,512,644

As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity


------------------------------------------------------------------------------

34 RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  35

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

36  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS D

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                               2007         2006         2005         2004         2003
Net asset value, beginning of period                     $   4.92     $   4.55     $   4.38     $   3.31     $   4.36
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .08          .07          .07          .04          .03
Net gains (losses) (both realized
  and unrealized)                                             .61          .36          .17         1.07        (1.05)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .69          .43          .24         1.11        (1.02)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.07)        (.06)        (.07)        (.04)        (.03)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   5.54     $   4.92     $   4.55     $   4.38     $   3.31
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $     57     $     63     $     69     $     70     $     56
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(b),(c),(d)                                 .59%         .62%         .62%         .64%         .63%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                                1.40%        1.26%        1.41%        1.13%        1.03%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                            20%           7%           6%           4%           9%
-----------------------------------------------------------------------------------------------------------------------
Total return                                                14.05%        9.56%        5.43%       33.72%      (23.43%)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class D would have been 0.79%, 0.85%, 0.82%, 0.69%, and 0.84% for the years ended Jan. 31, 2007, 2006, 2005, 2004, and 2003, respectively.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  37

CLASS E

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                               2007         2006         2005         2004         2003
Net asset value, beginning of period                     $   4.95     $   4.57     $   4.39     $   3.32     $   4.37
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .09          .08          .08          .05          .04
Net gains (losses) (both realized
  and unrealized)                                             .60          .38          .18         1.07        (1.05)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .69          .46          .26         1.12        (1.01)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.08)        (.08)        (.08)        (.05)        (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   5.56     $   4.95     $   4.57     $   4.39     $   3.32
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $    241     $    218     $    301     $    398     $    261
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(b),(c),(d)                                 .34%         .37%         .38%         .39%         .38%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                                1.64%        1.52%        1.64%        1.37%        1.30%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                            20%           7%           6%           4%           9%
-----------------------------------------------------------------------------------------------------------------------
Total return                                                14.05%       10.03%        5.90%       33.91%      (23.24%)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class E would have been 0.56%, 0.60%, 0.56%, 0.44%, and 0.59% for the years ended Jan. 31, 2007, 2006, 2005, 2004, and 2003, respectively.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


------------------------------------------------------------------------------

38  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource S&P 500 Index Fund (a series of RiverSource Market Advantage Series, Inc.) as of January 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2007, and the financial highlights for each of the years or periods in the five-year period ended January 31, 2007. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund as of January 31, 2007, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
March 20, 2007


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  39

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2007

CLASS D

INCOME DISTRIBUTIONS -- taxable as dividend income:
        Qualified Dividend Income for individuals ......................  100%
        Dividends Received Deduction for corporations ..................  100%

PAYABLE DATE                                                        PER SHARE
Dec. 20, 2006 .....................................................  $0.07039

CLASS E

INCOME DISTRIBUTIONS -- taxable as dividend income:
        Qualified Dividend Income for individuals ......................  100%
        Dividends Received Deduction for corporations ..................  100%

PAYABLE DATE                                                        PER SHARE
Dec. 20, 2006 .....................................................  $0.08444


------------------------------------------------------------------------------

40  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                            POSITION HELD
ADDRESS,                         WITH FUND AND         PRINCIPAL OCCUPATION                   OTHER
AGE                              LENGTH OF SERVICE     DURING PAST FIVE YEARS                 DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                   Board member          Chief Justice, Minnesota Supreme
901 S. Marquette Ave.            since 2006            Court, 1998-2005
Minneapolis, MN 55402
Age 52
-------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                  Board member          Chair, RiverSource Funds,
901 S. Marquette Ave.            since 1999            1999-2006; former Governor
Minneapolis, MN 55402                                  of Minnesota
Age 72
-------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                Board member          Trustee Professor of Economics and
901 S. Marquette Ave.            since 2004            Management, Bentley College;
Minneapolis, MN 55402                                  former Dean, McCallum Graduate
Age 56                                                 School of Business, Bentley College
-------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                    Board member          Attorney and Consultant
901 S. Marquette Ave.            since 1985
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                  Board member          Former Managing Director, Shikiar      American Progressive
901 S. Marquette Ave.            since 2005            Asset Management                       Insurance
Minneapolis, MN 55402
Age 71
-------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.            Board member          President Emeritus and Professor       Valmont Industries, Inc.
901 S. Marquette Ave.            since 2002 and        of Economics, Carleton College         (manufactures irrigation
Minneapolis, MN 55402            Chair of the Board                                           systems)
Age 68                           since 2007
-------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  41

NAME,                            POSITION HELD
ADDRESS,                         WITH FUND AND         PRINCIPAL OCCUPATION                   OTHER
AGE                              LENGTH OF SERVICE     DURING PAST FIVE YEARS                 DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia           Board member          Director, Enterprise Asset             Strategic Distribution,
901 S. Marquette Ave.            since 2004            Management, Inc. (private real         Inc. (transportation,
Minneapolis, MN 55402                                  estate and asset management            distribution and logistics
Age 54                                                 company)                               consultants)
-------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby             Board member          Chief Executive Officer, RiboNovix,    Hybridon, Inc.
901 S. Marquette Ave.            since 2002            Inc. since 2003 (biotechnology);       (biotechnology);
Minneapolis, MN 55402                                  former President, Forester Biotech     American Healthways,
Age 62                                                                                        Inc. (health management
                                                                                              programs)
-------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                            POSITION HELD
ADDRESS,                         WITH FUND AND         PRINCIPAL OCCUPATION                   OTHER
AGE                              LENGTH OF SERVICE     DURING PAST FIVE YEARS                 DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
William F. Truscott              Board member          President - U.S. Asset Management
53600 Ameriprise                 since 2001,           and Chief Investment Officer,
Financial Center                 Vice President        Ameriprise Financial, Inc. and
Minneapolis, MN 55474            since 2002            President, Chairman of the Board
Age 46                                                 and Chief Investment Officer,
                                                       RiverSource Investments, LLC
                                                       since 2005; President, Ameriprise
                                                       Certificate Company since 2006;
                                                       Senior Vice President - Chief
                                                       Investment Officer, Ameriprise
                                                       Financial, Inc. and Chairman of the
                                                       Board and Chief Investment Officer,
                                                       RiverSource Investments, LLC,
                                                       2001-2005
-------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

42  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                           POSITION HELD
ADDRESS,                        WITH FUND AND          PRINCIPAL OCCUPATION
AGE                             LENGTH OF SERVICE      DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan             President              Senior Vice President - Asset Management, RiverSource Investments, LLC
172 Ameriprise                  since 2006             since 2006; Managing Director and Global Head of Product, Morgan
Financial Center                                       Stanley Investment Management, 2004-2006; President, Touchstone
Minneapolis, MN 55474                                  Investments, 2002-2004; Director of Strategic Planning, Evergreen
Age 41                                                 Investments, 1995-2002
-------------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley              Vice President         Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise                  since 2004             Financial, Inc. and RiverSource Investments, LLC since 2006; Vice
Financial Center                                       President - Investments, Ameriprise Certificate Company since 2003;
Minneapolis, MN 55474                                  Senior Vice President - Fixed Income, Ameriprise Financial, Inc.,
Age 42                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006; Managing
                                                       Director, Zurich Global Assets, 2001-2002
-------------------------------------------------------------------------------------------------------------------------------
Amy K. Johnson                  Vice President         Vice President - Asset Management and Trust Company Services,
5228 Ameriprise                 since 2006             RiverSource Investments, LLC since 2006; Vice President - Operations
Financial Center                                       and Compliance, RiverSource Investments, LLC, 2004-2006; Director of
Minneapolis, MN 55474                                  Product Development - Mutual Funds, Ameriprise Financial, Inc.,
Age 41                                                 2001-2004
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                  Treasurer              Vice President - Investment Accounting, Ameriprise Financial, Inc.
105 Ameriprise                  since 2002             since 2002; Vice President - Finance, American Express Company,
Financial Center                                       2000-2002
Minneapolis, MN 55474
Age 51
-------------------------------------------------------------------------------------------------------------------------------
Scott R. Plummer                Vice President,        Vice President and Chief Counsel - Asset Management, Ameriprise
5228 Ameriprise                 General Counsel        Financial, Inc. since 2005; Vice President, General Counsel and
Financial Center                and Secretary          Secretary, Ameriprise Certificate Company since 2005; Vice President -
Minneapolis, MN 55474           since 2006             Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005;
Age 47                                                 Senior Vice President and Chief Compliance Officer, U.S. Bancorp Asset
                                                       Management, 2002-2004; Second Vice President and Assistant General
                                                       Counsel, Hartford Life, 2001-2002
-------------------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers             Chief Compliance       U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise                  Officer since 2006     Investments, LLC since 2006; Director - Mutual Funds, Voyageur Asset
Financial Center                                       Management, 2003-2006; Director of Finance, Voyageur Asset Management,
Minneapolis, MN 55474                                  2000-2003
Age 46
-------------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                  Money Laundering       Compliance Director and Anti-Money Laundering Officer, Ameriprise
2934 Ameriprise                 Prevention Officer     Financial, Inc. since 2004; Manager Anti-Money Laundering, Ameriprise
Financial Center                since 2004             Financial, Inc., 2003-2004; Compliance Director and Bank Secrecy Act
Minneapolis, MN 55474                                  Officer, American Express Centurion Bank, 2000-2003
Age 43
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT  43

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

44  RIVERSOURCE S&P 500 INDEX FUND - 2007 ANNUAL REPORT

RIVERSOURCE(R) S&P 500 INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or
                         preceded by the Fund's current
                         prospectus. RiverSource(R) mutual
                         funds are distributed by RiverSource
                         Distributors, Inc. and Ameriprise
                         Financial Services, Inc., Members
                         NASD, and managed by RiverSource
RIVERSOURCE [LOGO] (R)   Investments, LLC. These companies are
     INVESTMENTS         part of Ameriprise Financial, Inc.    S-6434 M (3/07)

    Annual Report
    and Prospectus

                                                         RIVERSOURCE [LOGO] (R)
                                                                INVESTMENTS

    RIVERSOURCE(R)
    SMALL COMPANY INDEX FUND

    ANNUAL REPORT FOR
    THE PERIOD ENDED
    JAN. 31, 2007
    (Prospectus also enclosed)

 >  RIVERSOURCE SMALL COMPANY
    INDEX FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH LONG-TERM
    CAPITAL APPRECIATION.

    This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    7

The Fund's Long-term Performance .......................................   10

Fund Expenses Example ..................................................   12

Investments in Securities ..............................................   14

Financial Statements ...................................................   24

Notes to Financial Statements ..........................................   27

Report of Independent Registered Public Accounting Firm ................   40

Federal Income Tax Information .........................................   41

Board Members and Officers .............................................   42

Proxy Voting ...........................................................   45

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Small Company Index Fund primarily invests in small-capitalization company stocks from the S&P SmallCap 600 Index in an attempt to replicate the performance of that index. There may, however, be times when the Fund and the index do not match exactly. The Fund may be appropriate for investors who are comfortable with the higher level of risk associated with small company investing.

SECTOR BREAKDOWN*

Percentage of portfolio assets

Industrials                     16.6%
Financials                      15.8%
Consumer Discretionary          15.5%
Information Technology          15.4%                   [PIE CHART]
Health Care                     11.7%
Energy                           6.1%
Other(1)                        18.9%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Materials 5.4%, Utilities 4.8%, Consumer Staples 4.1%,
      Telecommunication Services 0.3% and Cash & Cash Equivalents(2) 4.3%.

(2) Of the 4.3%, 3.9% is due to security lending activity and 0.4% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Essex Property Trust             0.5%
Energen                          0.5%
NVR                              0.5%
Manitowoc                        0.5%
Trimble Navigation               0.5%
Frontier Oil                     0.5%
Respironics                      0.5%
Cabot Oil & Gas                  0.5%
Phillips-Van Heusen              0.5%
Helix Energy Solutions Group     0.5%

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 3

FUND SNAPSHOT AT JAN. 31, 2007

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH

                      LARGE
                      MEDIUM   SIZE
          X           SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                            YEARS IN INDUSTRY
David Factor, CFA                  10

FUND FACTS

             TICKER SYMBOL    INCEPTION DATE
Class A          ISIAX            8/19/96
Class B          ISIBX            8/19/96
Class R4(1)      ISCYX            8/19/96

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

Total net assets           $1.075 billion

Number of holdings                    602


------------------------------------------------------------------------------

4 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                       For the year ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Small Company Index Fund Class A (excluding sales charge)    +7.55%
S&P SmallCap 600 Index (unmanaged)                                       +8.41%
Lipper Small-Cap Core Funds Index                                        +7.54%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                   CLASS A      CLASS B      CLASS R4(b)
Total                                0.92%        1.68%         0.79%
Net Expenses(a)                      0.81%        1.58%         0.68%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.81% for Class A; 1.58% for Class B; and 0.68% for Class R4.

(b)   Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                                  SINCE
Without sales charge                  1 YEAR     3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 8/19/96)           +7.55%     +13.67%   +11.80%    +10.48%    +11.09%
Class B (inception 8/19/96)           +6.81%     +12.82%   +10.95%     +9.64%    +10.24%
Class R4* (inception 8/19/96)         +7.87%     +13.94%   +12.01%    +10.65%    +11.26%
With sales charge
Class A (inception 8/19/96)           +1.37%     +11.45%   +10.48%     +9.82%    +10.46%
Class B (inception 8/19/96)           +2.24%     +11.77%   +10.68%     +9.64%    +10.24%

AT DEC. 31, 2006

                                                                                  SINCE
Without sales charge                  1 YEAR     3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 8/19/96)          +14.29%     +14.02%   +11.54%    +10.42%    +10.98%
Class B (inception 8/19/96)          +13.42%     +13.14%   +10.68%     +9.58%    +10.13%
Class R4* (inception 8/19/96)        +14.53%     +14.24%   +11.74%    +10.59%    +11.15%
With sales charge
Class A (inception 8/19/96)           +7.72%     +11.79%   +10.23%     +9.77%    +10.35%
Class B (inception 8/19/96)           +8.56%     +12.09%   +10.41%     +9.58%    +10.13%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Sales charges do not apply to Class R4 shares. This share class is available to institutional investors only.

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

6 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, David Factor, Portfolio Manager for RiverSource Small Company Index Fund, discusses the Fund's results and positioning for the 12 months ended Jan. 31, 2007.

Q: How did RiverSource Small Company Index Fund perform for the fiscal year?

A: RiverSource Small Company Index Fund's Class A shares (excluding sales charge) rose 7.55% for the 12 months ended Jan 31, 2007. The Fund's benchmark, the unmanaged Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), returned 8.41% for the period. The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, advanced 7.54% during the same 12-month timeframe.

      Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class A shares had an annualized expense ratio of 0.81% for the reporting period.

Q:    What factors most significantly affected the Fund's performance?

A: A number of factors propelled stocks higher: strong corporate profit growth, the Federal Reserve (the Fed) quiet on the sidelines, after halting interest rate increases during the year, plus a growing belief that the Fed will be successful in engineering a soft landing for the economy. Robust merger and acquisition (M&A) activity, fueled by high cash balances and relatively low interest rates, also contributed to the market's strength.

      Stocks with relatively small market capitalizations had led the U.S. market since 1999, as their earnings growth exceeded that of larger companies. However, in the first half of the reporting period, small-cap stocks declined the most among U.S. equities especially during May 2006, when the markets experienced a dramatic sell-off as investor risk aversion increased. Over the remainder of the year, the market stabilized and money continued to flow into the small cap market, and small-cap stocks continued their market leadership in 2006.

      ROBUST MERGER AND ACQUISITION (M&A) ACTIVITY, FUELED BY HIGH CASH BALANCES AND RELATIVELY LOW INTEREST RATES, ALSO CONTRIBUTED TO THE MARKET'S STRENGTH.

      All of the sectors in the S&P SmallCap 600 Index produced solid positive returns for the annual period. Industrials was the largest sector weight in the S&P SmallCap 600 Index at 17.63%. Industrials and financials were, respectively, the top performing sectors.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 7

QUESTIONS & ANSWERS

      INVESTMENT TERM

      SOFT LANDING: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.

      The top performing industries within the S&P SmallCap 600 Index during the period were: Real Estate Investment Trusts (REITs), machinery, textile apparel and luxury goods, gas utilities and software.

      Conversely, energy and telecommunication services were the two weakest sectors in the S&P SmallCap 600 Index. The worst performing industries included oil, gas and consumable fuels, household durables, semiconductors and semiconductor equipment, computers and peripherals, and information technology services.

      Among individual stocks in the S&P SmallCap 600 Index, the five individual stocks that contributed most to performance over the 12-month period were from various industries. They were: NBTY (health care), Chaparral Steel (basic materials), Veritas DGC (technology), Manitowac (industrial goods), and Essex Property Trust (financials). The Index's five worst performers were: Massey Energy (basic materials), Helix Energy Solutions Group (basic materials), Microsemi (technology), Standard-Pacific (industrial goods) and Cimarex Energy (basic materials).

      As always, each sector and stock in the S&P SmallCap 600 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

Q:    What changes did you make to the Fund's portfolio during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P SmallCap 600 Index and to replicate the performance of the S&P SmallCap 600 Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the Fund to mirror those changes to the S&P SmallCap 600 Index. Portfolio turnover for the annual period was 11%.

      During the annual period, there were 63 additions and 63 deletions to the S&P SmallCap 600 Index and the portfolio. Many deletions occur because


------------------------------------------------------------------------------

8 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

      stocks have outgrown the S&P SmallCap 600 Index and consequently move up to the Standard & Poor's MidCap 400 Index, an unmanaged index of medium-sized company stocks. Deletions also are made because companies have ceased to exist largely due to mergers or acquisitions.

      Stocks added to the S&P SmallCap 600 Index and Fund included financial companies Corus Bankshares, First Cash Financial Services, and Wilshire Bancorp; real estate companies Inland Real Estate, PS Business Parks and LTC Properties; health care companies ViroPharma, Allscripts Healthcare Solutions and Meridian Bioscience; and well-known companies in various sectors including: California Pizza Kitchen, Tuesday Morning, Skechers USA and PetMed Express.

Q:    How do you intend to manage the Fund in the coming months?

A: We do not expect to change the portfolio except for the usual quarterly rebalancings and stock substitutions that we carry out in order to align the Fund with the S&P SmallCap 600 Index.

      There is a prevailing sense of optimism among stock market investors early in the new year. The optimism is predicated upon expectations for a soft landing for the economy and accompanied by slowing, but not collapsing, earnings growth and receding inflationary pressure. Because small cap stocks are more volatile than their large-cap counterparts, we urge investors to manage their expectations of the market and maintain a long-term perspective on their investments.

      INVESTMENT TERM

      MERGER AND ACQUISITION (M&A) ACTIVITY

      A general term used to refer to the consolidation of companies. A merger is a combination of two companies to form a new company while an acquisition is the purchasing of one company by another with no new company being formed.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 9

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Small Company Index Fund Class A shares (from 2/1/97 to 1/31/07) as compared to the performance of two widely cited performance indices, S&P SmallCap 600 Index and Lipper Small-Cap Core Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at Jan. 31, 2007

                                                                                         SINCE
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION(3)
RIVERSOURCE SMALL COMPANY INDEX FUND
(INCLUDES SALES CHARGE)
Class A  Cumulative value of $10,000         $10,137   $13,843   $16,460    $25,522     $28,287
         Average annual total return           +1.37%   +11.45%   +10.48%     +9.82%     +10.46%

STANDARD & POOR'S SMALLCAP 600 INDEX(1)
         Cumulative value of $10,000         $10,841   $15,082   $18,230    $29,992     $33,677
         Average annual total return           +8.41%   +14.68%   +12.76%    +11.62%     +12.36%

LIPPER SMALL-CAP CORE FUNDS INDEX(2)
         Cumulative value of $10,000         $10,754   $14,280   $16,972    $26,602     $29,331
         Average annual total return           +7.54%   +12.61%   +11.16%    +10.28%     +10.88%

Results for other share classes can be found on page 6.


------------------------------------------------------------------------------

10 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                    IN RIVERSOURCE SMALL COMPANY INDEX FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

RiverSource Small Company
    Index Fund Class A       S&P SmallCap 600    Lipper Small-Cap Core Funds
 (includes sales charge)         Index(1)                Index(2)
         $ 9,425                 $10,000                 $10,000
         $11,216                 $12,112                 $11,782
         $11,026                 $12,038                 $11,436
         $12,064                 $13,279                 $13,581
         $14,331                 $15,978                 $15,334
         $14,614                 $16,459                 $15,675
         $11,829                 $13,450                 $12,438
         $17,375                 $19,887                 $18,626
         $20,055                 $23,172                 $20,751
         $23,731                 $27,665                 $24,737
         $25,522                 $29,992                 $26,602

(1) The Standard & Poors SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The indexs returns include net reinvested dividends.

(3) Fund data is from Aug. 19, 1996. S&P SmallCap 600 Index and Lipper peer group data is from Sept. 1, 1996.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

12 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

                                               BEGINNING         ENDING        EXPENSES
                                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       ANNUALIZED
                                              AUG. 1, 2006   JAN. 31, 2007   THE PERIOD(a)    EXPENSE RATIO
Class A
   Actual(b)                                     $1,000        $1,125.70        $4.34              .81%
   Hypothetical                                  $1,000        $1,021.12        $4.13              .81%
   (5% return before expenses)

Class B
   Actual(b)                                     $1,000        $1,121.70        $8.45             1.58%
   Hypothetical                                  $1,000        $1,017.24        $8.03             1.58%
   (5% return before expenses)

Class R4
   Actual(b)                                     $1,000        $1,126.90        $3.43(c)           .64%
   Hypothetical                                  $1,000        $1,021.98        $3.26(c)           .64%
   (5% return before expenses)

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +12.57% for Class A, +12.17% for Class B and +12.69% for Class R4.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed
      0.68% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2007. If these changes had been in place for the six-month period ended Jan. 31, 2007, actual expenses paid for Class R4 would have been $3.65 and the hypothetical expenses paid for Class R4 would have been $3.47.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 13

INVESTMENTS IN SECURITIES

JAN. 31, 2007

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.7%)

ISSUER                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (2.1%)
AAR                                                65,585(b)   $     1,953,777
Applied Signal Technology                          21,230              310,170
Armor Holdings                                     53,905(b)         3,261,252
Ceradyne                                           48,200(b)         2,606,656
Cubic                                              27,670              578,303
Curtiss-Wright                                     78,430            2,994,457
EDO                                                29,395              682,552
Esterline Technologies                             45,480(b)         1,817,836
GenCorp                                            99,433(b,d)       1,487,518
Moog Cl A                                          75,535(b)         2,945,110
Teledyne Technologies                              61,894(b)         2,361,256
Triumph Group                                      28,991            1,629,294
                                                               ---------------
Total                                                               22,628,181
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                                56,650(b)         2,158,931
Forward Air                                        54,373            1,706,225
Hub Group Cl A                                     70,960(b)         2,118,866
                                                               ---------------
Total                                                                5,984,022
------------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines Holdings                         65,353(b,d)         485,573
Mesa Air Group                                     60,618(b)           454,029
SkyWest                                           114,128            3,097,434
                                                               ---------------
Total                                                                4,037,036
------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Drew Inds                                          33,165(b)           918,339
LKQ                                                80,870(b)         1,732,235
Standard Motor Products                            21,215              335,621
Superior Inds Intl                                 40,850(d)           832,115
                                                               ---------------
Total                                                                3,818,310
------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Coachmen Inds                                      27,951              301,871
Fleetwood Enterprises                             114,210(b)         1,051,874
Monaco Coach                                       47,804              720,884
Winnebago Inds                                     55,986(d)         1,877,771
                                                               ---------------
Total                                                                3,952,400
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
BIOTECHNOLOGY (0.6%)
ArQule                                             50,449(b)   $       330,441
Digene                                             42,300(b)         2,176,335
Regeneron Pharmaceuticals                         116,094(b)         2,309,110
Savient Pharmaceuticals                            82,767(b)         1,235,711
                                                               ---------------
Total                                                                6,051,597
------------------------------------------------------------------------------

BUILDING PRODUCTS (1.2%)
Apogee Enterprises                                 50,394              958,998
ElkCorp                                            36,748            1,593,393
Griffon                                            46,703(b)         1,203,069
Lennox Intl                                       103,022            3,125,687
NCI Building Systems                               35,405(b)         2,015,253
Simpson Mfg                                        65,356(d)         2,137,795
Universal Forest Products                          33,654            1,645,681
                                                               ---------------
Total                                                               12,679,876
------------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Investment Technology Group                        77,810(b)         3,392,515
LaBranche & Co                                     94,325(b,d)         884,769
Piper Jaffray Companies                            33,175(b)         2,287,085
SWS Group                                          43,239            1,090,920
TradeStation Group                                 45,570(b)           581,473
                                                               ---------------
Total                                                                8,236,762
------------------------------------------------------------------------------

CHEMICALS (1.3%)
Arch Chemicals                                     43,077            1,452,987
Georgia Gulf                                       61,088            1,271,241
HB Fuller                                         106,450            2,753,861
MacDermid                                          44,622            1,547,937
Material Sciences                                  22,677(b)           268,042
OM Group                                           52,430(b)         2,561,729
Omnova Solutions                                   74,774(b)           452,383
Penford                                            15,983              286,256
PolyOne                                           165,582(b)         1,213,716
Quaker Chemical                                    17,693              392,608
Schulman A                                         43,125              900,450
Tronox Cl B                                        73,630            1,049,964
Wellman                                            58,383              166,392
                                                               ---------------
Total                                                               14,317,566
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

ISSUER                                             SHARES             VALUE(a)
COMMERCIAL BANKS (5.6%)
Boston Private Financial Holdings                  65,184      $     1,885,121
Cascade Bancorp                                    50,295(d)         1,324,267
Central Pacific Financial                          54,745            2,139,435
Chittenden                                         82,121            2,501,406
Community Bank System                              53,435            1,210,837
East West Bancorp                                 109,326            4,198,119
First BanCorp                                     144,266(c)         1,540,761
First Commonwealth Financial                      112,115            1,474,312
First Financial Bancorp                            57,715              948,257
First Indiana                                      23,275              552,781
First Midwest Bancorp                              89,212            3,349,018
First Republic Bank                                55,163            2,963,356
Glacier Bancorp                                    93,235            2,188,225
Hanmi Financial                                    75,210            1,540,301
Independent Bank                                   36,312              801,406
Irwin Financial                                    33,545              732,287
Nara Bancorp                                       37,415              734,456
PrivateBancorp                                     32,090            1,199,845
Prosperity Bancshares                              61,370            2,147,950
Provident Bankshares                               58,377            2,068,881
South Financial Group                             134,309            3,470,545
Sterling Bancorp                                   33,405              621,333
Sterling Bancshares                               126,722(f)         1,527,000
Sterling Financial                                 74,576            2,473,686
Susquehanna Bancshares                             92,535            2,335,583
UCBH Holdings                                     177,478            3,327,713
Umpqua Holdings                                   103,600            2,947,420
United Bankshares                                  65,392            2,388,116
Whitney Holding                                   117,634            3,721,940
Wilshire Bancorp                                   27,610              503,883
Wintrust Financial                                 45,750            2,094,893
                                                               ---------------
Total                                                               60,913,133
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.5%)
ABM Inds                                           77,794            2,010,197
Administaff                                        43,210            1,769,017
Angelica                                           16,949              454,403
Bowne & Co                                         51,825              779,448
Brady Cl A                                         96,274            3,605,460
CDI                                                23,212              602,584
Central Parking                                    29,237              582,401
Consolidated Graphics                              21,022(b)         1,303,364
G&K Services Cl A                                  38,231            1,425,634
Healthcare Services Group                          49,005            1,417,225
Heidrick & Struggles Intl                          31,291(b)         1,366,478

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
John H Harland                                     45,610      $     2,297,832
Labor Ready                                        93,045(b)         1,747,385
Mobile Mini                                        63,674(b)         1,693,092
On Assignment                                      58,856(b)           759,831
School Specialty                                   33,114(b)         1,289,790
Spherion                                          100,961(b)           830,909
Standard Register                                  22,209              280,500
Tetra Tech                                        102,903(b)         1,850,196
United Stationers                                  54,036(b)         2,753,675
Viad                                               38,605            1,619,094
Volt Information Sciences                          23,026(b)           814,199
Waste Connections                                  80,862(b)         3,523,157
Watson Wyatt Worldwide Cl A                        75,660            3,350,981
                                                               ---------------
Total                                                               38,126,852
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Bel Fuse Cl B                                      21,160              687,277
Black Box                                          30,983            1,272,782
Blue Coat Systems                                  25,830(b)           646,008
C-COR                                              86,091(b)         1,178,586
Comtech Telecommunications                         41,210(b)         1,483,560
Digi Intl                                          44,780(b)           556,168
Ditech Networks                                    58,000(b)           415,860
Harmonic                                          133,321(b)         1,206,555
Inter-Tel                                          38,162              863,606
NETGEAR                                            60,210(b)         1,550,407
Network Equipment Technologies                     44,987(b)           405,783
PC-Tel                                             39,725(b)           375,401
Symmetricom                                        82,394(b)           703,645
Tollgrade Communications                           24,468(b)           246,148
ViaSat                                             43,452(b)         1,432,612
                                                               ---------------
Total                                                               13,024,398
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Adaptec                                           209,672(b)           754,819
Avid Technology                                    73,175(b)         2,707,476
Hutchinson Technology                              46,317(b)         1,029,164
Komag                                              55,370(b)         1,889,224
Neoware                                            35,605(b)           420,495
Novatel Wireless                                   53,505(b)           604,071
Synaptics                                          45,200(b)         1,223,112
                                                               ---------------
Total                                                                8,628,361
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 15

ISSUER                                              SHARES            VALUE(a)
CONSTRUCTION & ENGINEERING (1.3%)
EMCOR Group                                        56,618(b)   $     3,251,006
Insituform Technologies Cl A                       48,605(b)         1,356,566
Shaw Group                                        143,683(b)         4,850,737
URS                                                92,693(b)         3,983,018
                                                               ---------------
Total                                                               13,441,327
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Headwaters                                         75,550(b)         1,716,496
Texas Inds                                         42,807            3,142,890
                                                               ---------------
Total                                                                4,859,386
------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Cash America Intl                                  52,863            2,257,778
First Cash Financial Services                      48,975(b)         1,149,933
Rewards Network                                    47,460(b)           308,965
World Acceptance                                   31,295(b)         1,377,293
                                                               ---------------
Total                                                                5,093,969
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
AptarGroup                                         61,499            3,752,055
Caraustar Inds                                     51,916(b)           413,251
Chesapeake                                         35,395              621,536
Myers Inds                                         48,197              829,952
Rock-Tenn Cl A                                     58,820            1,924,590
                                                               ---------------
Total                                                                7,541,384
------------------------------------------------------------------------------

DISTRIBUTORS (0.3%)
Audiovox Cl A                                      32,137(b)           495,553
Building Materials Holding                         51,842(d)         1,235,394
Keystone Automotive Inds                           29,140(b)         1,044,669
                                                               ---------------
Total                                                                2,775,616
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Bright Horizons Family Solutions                   46,715(b)         1,829,827
Coinstar                                           49,385(b)         1,493,402
CPI                                                 9,292              501,675
Pre-Paid Legal Services                            16,740(b,d)         650,851
Universal Technical Institute                      41,245(b)           975,444
Vertrue                                            17,283(b)           803,487
                                                               ---------------
Total                                                                6,254,686
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                                  48,626(f)   $     1,390,704
Portfolio Recovery Associates                      28,420(b,d)       1,235,417
                                                               ---------------
Total                                                                2,626,121
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Commonwealth Telephone Enterprises                 37,670            1,591,181
CT Communications                                  35,755              873,495
General Communication Cl A                         79,872(b)         1,234,821
                                                               ---------------
Total                                                                3,699,497
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                             54,235            2,608,161
Central Vermont Public Service                     18,077              452,648
Cleco                                             102,630            2,621,171
El Paso Electric                                   83,329(b)         2,024,895
Green Mountain Power                                9,459              322,646
UIL Holdings                                       44,068            1,710,279
Unisource Energy                                   62,895            2,359,820
                                                               ---------------
Total                                                               12,099,620
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.6%)
Acuity Brands                                      76,843            4,457,663
AO Smith                                           40,499            1,553,137
Baldor Electric                                    68,464            2,418,148
Belden CDT                                         77,553            3,354,167
C&D Technologies                                   45,788(d)           247,255
Magnetek                                           52,326(b)           273,142
Regal-Beloit                                       55,211            2,778,218
Vicor                                              34,868              369,949
Woodward Governor                                  52,413            2,192,960
                                                               ---------------
Total                                                               17,644,639
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.5%)
Aeroflex                                          131,264(b)         1,569,917
Agilysys                                           54,652            1,035,655
Anixter Intl                                       60,326(b)         3,334,218
Bell Microproducts                                 54,279(b,f)         391,894
Benchmark Electronics                             128,483(b)         2,910,140
Brightpoint                                        90,286(b)           994,049
Checkpoint Systems                                 70,090(b)         1,316,991
Cognex                                             79,597            1,736,807
Coherent                                           55,787(b)         1,715,450

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

ISSUER                                             SHARES             VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
CTS                                                63,916      $       990,698
Daktronics                                         56,730            1,961,156
Electro Scientific Inds                            51,949(b)         1,090,410
FLIR Systems                                      116,980(b)         3,615,852
Gerber Scientific                                  41,020(b)           505,777
Global Imaging Systems                             91,260(b)         1,756,755
Insight Enterprises                                86,308(b)         1,754,642
Itron                                              45,685(b)         2,633,283
Keithley Instruments                               25,135              353,649
Littelfuse                                         39,965(b)         1,254,501
LoJack                                             32,485(b)           582,456
Mercury Computer Systems                           39,539(b)           510,844
Methode Electronics                                66,771              735,149
MTS Systems                                        32,505            1,390,239
Park Electrochemical                               36,040              961,908
Paxar                                              73,667(b)         1,619,201
Photon Dynamics                                    30,449(b)           343,769
Planar Systems                                     30,525(b)           317,765
RadiSys                                            38,851(b)           653,085
Rogers                                             31,472(b)         1,626,473
ScanSource                                         45,920(b)         1,347,293
Technitrol                                         72,666            1,600,105
Trimble Navigation                                 99,273(b)         5,616,867
X-Rite                                             51,157              574,493
                                                               ---------------
Total                                                               48,801,491
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Atwood Oceanics                                    48,214(b)         2,332,111
Bristow Group                                      41,939(b)         1,566,422
CARBO Ceramics                                     36,143            1,332,954
Compagnie Generale de Geophysique-Veritas ADR           1(b,c)              25
Dril-Quip                                          42,604(b)         1,584,869
Hornbeck Offshore Services                         44,250(b)         1,217,760
Hydril                                             34,255(b)         2,709,571
Input/Output                                      125,506(b)         1,718,177
Lone Star Technologies                             55,259(b)         2,671,773
Lufkin Inds                                        27,290            1,633,307
Oceaneering Intl                                   96,778(b)         3,819,827
SEACOR Holdings                                    38,013(b)         3,848,055
TETRA Technologies                                128,324(b)         2,971,984
Unit                                               82,616(b)         4,005,223
W-H Energy Services                                53,770(b)         2,440,083
                                                               ---------------
Total                                                               33,852,141
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores                             90,073      $     2,298,663
Great Atlantic & Pacific Tea                       34,813            1,005,051
Longs Drug Stores                                  50,690            2,179,670
Nash Finch                                         24,790              715,935
Performance Food Group                             62,238(b)         1,845,979
United Natural Foods                               75,912(b,d)       2,508,133
                                                               ---------------
Total                                                               10,553,431
------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Corn Products Intl                                132,516            4,538,672
Delta & Pine Land                                  65,083            2,648,878
Flowers Foods                                      92,233            2,593,592
Hain Celestial Group                               69,602(b)         2,046,299
J & J Snack Foods                                  24,442            1,008,966
Lance                                              55,073            1,171,403
Peet's Coffee & Tea                                24,700(b)           638,495
Ralcorp Holdings                                   47,596(b)         2,633,963
Sanderson Farms                                    28,300              894,846
TreeHouse Foods                                    55,700(b)         1,660,417
                                                               ---------------
Total                                                              19,835,531
------------------------------------------------------------------------------

GAS UTILITIES (3.3%)
Atmos Energy                                      155,885            4,869,847
Cascade Natural Gas                                20,539              534,219
Energen                                           129,164            5,977,710
Laclede Group                                      38,180            1,240,086
New Jersey Resources                               49,411            2,302,553
Northwest Natural Gas                              49,099            1,997,838
Piedmont Natural Gas                              134,468(d)         3,470,619
South Jersey Inds                                  52,270            1,727,001
Southern Union                                    192,219            5,345,602
Southwest Gas                                      74,018            2,905,207
UGI                                               188,900            5,177,749
                                                               ---------------
Total                                                               35,548,431
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.2%)
American Medical Systems Holdings                 126,630(b)         2,519,937
Analogic                                           24,929            1,463,831
ArthroCare                                         48,136(b)         1,776,218
BIOLASE Technology                                 42,270(b,d)         363,522
Biosite                                            29,025(b)         1,563,867
Conmed                                             49,916(b)         1,207,967
Cooper Companies                                   79,495            3,791,912
Cyberonics                                         38,640(b,d)         814,145
Datascope                                          22,531              832,295

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 17

ISSUER                                             SHARES             VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
DJO                                                41,155(b)   $     1,703,817
Greatbatch                                         39,300(b)         1,155,027
Haemonetics                                        48,052(b)         2,318,028
Hologic                                            94,072(b)         5,225,700
ICU Medical                                        26,195(b)         1,033,393
IDEXX Laboratories                                 55,878(b)         4,794,891
Immucor                                           120,912(b)         3,813,564
Integra LifeSciences Holdings                      35,200(b)         1,515,360
Invacare                                           56,930            1,229,119
Kensey Nash                                        20,890(b)           661,795
Mentor                                             75,245            3,836,743
Meridian Bioscience                                38,295            1,135,447
Merit Medical Systems                              48,970(b)           771,767
Osteotech                                          30,950(b)           169,606
Palomar Medical Technologies                       31,565(b)         1,570,674
PolyMedica                                         40,252            1,611,690
Possis Medical                                     30,745(b)           414,443
Respironics                                       130,302(b)         5,550,866
SurModics                                          28,471(b,d)       1,023,817
Theragenics                                        59,052(b)           292,307
Viasys Healthcare                                  58,503(b)         1,721,743
Vital Signs                                        13,927              724,204
                                                               ---------------
Total                                                               56,607,695
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.8%)
Amedisys                                           45,824(b)         1,481,032
AMERIGROUP                                         92,970(b)         3,371,092
AMN Healthcare Services                            60,740(b)         1,571,951
AmSurg                                             53,420(b)         1,175,240
Centene                                            77,060(b)         1,920,335
Chemed                                             46,900            1,711,850
Cross Country Healthcare                           38,845(b)           876,343
CryoLife                                           40,001(b)           336,408
Genesis HealthCare                                 35,080(b)         2,147,598
Gentiva Health Services                            48,725(b)           964,755
Healthways                                         61,880(b)         2,809,971
Hooper Holmes                                     120,756(b)           406,948
inVentiv Health                                    52,990(b)         1,859,419
LCA-Vision                                         37,107(d)         1,436,783
Matria Healthcare                                  38,280(b)         1,057,676
Odyssey HealthCare                                 61,327(b)           761,068
Owens & Minor                                      71,763            2,400,472
Pediatrix Medical Group                            86,582(b)         4,549,019
RehabCare Group                                    30,711(b)           466,193
Sierra Health Services                            101,960(b)         4,098,793

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Sunrise Senior Living                              79,966(b)   $     2,859,584
United Surgical Partners Intl                      79,645(b)         2,426,783
                                                               ---------------
Total                                                               40,689,313
------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.8%)
Allscripts Healthcare Solutions                    85,275(b)         2,609,415
Cerner                                            115,782(b)         5,202,085
Dendrite Intl                                      78,155(b)           852,671
                                                               ---------------
Total                                                                8,664,171
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.4%)
California Pizza Kitchen                           34,150(b)         1,217,448
CEC Entertainment                                  59,424(b)         2,513,041
CKE Restaurants                                   124,315            2,457,708
IHOP                                               28,015            1,490,398
Jack in the Box                                    60,036(b)         3,709,623
Landry's Restaurants                               30,269              906,557
Marcus                                             38,037              909,465
Multimedia Games                                   49,060(b)           508,752
O'Charley's                                        41,675(b)           885,177
Panera Bread Cl A                                  56,458(b)         3,328,764
Papa John's Intl                                   42,870(b)         1,184,069
PF Chang's China Bistro                            47,560(b)         1,883,852
Pinnacle Entertainment                            103,673(b)         3,579,828
RARE Hospitality Intl                              60,822(b)         1,918,326
Red Robin Gourmet Burgers                          29,625(b)         1,059,094
Shuffle Master                                     62,363(b,d)       1,659,479
SONIC                                             124,213(b)         2,758,771
Steak n Shake                                      50,348(b)           888,139
Triarc Companies Cl B                             111,115            2,172,298
WMS Inds                                           42,080(b,f)       1,668,893
                                                               ---------------
Total                                                               36,699,682
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
Bassett Furniture Inds                             21,059              333,575
Champion Enterprises                              136,484(b)         1,120,534
Ethan Allen Interiors                              56,657            2,134,269
Interface Cl A                                     92,920(b)         1,414,242
La-Z-Boy                                           91,695(d)         1,181,032
Lenox Group                                        25,220(b)            94,827
Libbey                                             25,533              303,843
M/I Homes                                          21,580              778,606
Meritage Homes                                     39,170(b)         1,741,107
Natl Presto Inds                                    8,409              528,085

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

ISSUER                                             SHARES             VALUE(a)
HOUSEHOLD DURABLES (CONT.)
NVR                                                 8,484(b)   $     5,875,339
Russ Berrie & Co                                   20,536(b)           303,933
Skyline                                            12,138              458,695
Standard-Pacific                                  115,284            3,163,393
                                                               ---------------
Total                                                               19,431,480
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet                               42,555(b)         1,906,038
Spectrum Brands                                    67,585(b)           817,779
WD-40                                              30,383            1,000,512
                                                               ---------------
Total                                                                3,724,329
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                       22,175              646,180
Tredegar                                           49,894            1,146,065
                                                               ---------------
Total                                                                1,792,245
------------------------------------------------------------------------------

INSURANCE (2.8%)
Delphi Financial Group Cl A                        77,064            3,039,404
Hilb Rogal & Hobbs                                 64,565            2,727,871
Infinity Property & Casualty                       35,385            1,692,818
LandAmerica Financial Group                        31,660            1,996,480
Philadelphia Consolidated Holding                 101,854(b)         4,589,542
Presidential Life                                  38,397              834,367
ProAssurance                                       59,285(b)         3,011,085
RLI                                                36,177            2,002,035
Safety Insurance Group                             25,455            1,243,222
SCPIE Holdings                                     17,920(b)           469,146
Selective Insurance Group                          51,207            2,634,600
Stewart Information Services                       32,532            1,367,645
United Fire & Casualty                             37,495            1,269,206
Zenith Natl Insurance                              66,043            3,018,165
                                                               ---------------
Total                                                               29,895,586
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Blue Nile                                          24,890(b,d)         921,179
PetMed Express                                     43,220(b)           510,860
Stamps.com                                         34,155(b)           499,688
                                                               ---------------
Total                                                                1,931,727
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
INTERNET SOFTWARE & SERVICES (1.2%)
Bankrate                                           20,370(b,d) $       804,819
Digital Insight                                    57,880(b)         2,250,953
InfoSpace                                          55,980(b)         1,300,975
j2 Global Communications                           88,690(b)         2,348,511
MIVA                                               50,040(b)           217,674
United Online                                     116,985            1,642,469
WebEx Communications                               76,835(b)         2,849,042
Websense                                           79,790(b)         1,727,454
                                                               ---------------
Total                                                               13,141,897
------------------------------------------------------------------------------

IT SERVICES (1.2%)
CACI Intl Cl A                                     54,736(b)         2,574,233
Carreker                                           36,158(b)           287,818
Ciber                                              97,029(b)           667,560
eFunds                                             83,600(b)         2,233,792
Gevity HR                                          44,960              992,267
Keane                                              79,580(b)           968,489
ManTech Intl Cl A                                  32,505(b)         1,109,071
MAXIMUS                                            38,442            1,159,026
StarTek                                            20,198              207,231
Sykes Enterprises                                  52,830(b)           771,846
TALX                                               55,745            1,776,036
                                                               ---------------
Total                                                               12,747,369
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                                         22,249              410,494
JAKKS Pacific                                      49,576(b)         1,004,906
K2                                                 88,059(b)         1,063,753
MarineMax                                          33,440(b)           807,910
Nautilus                                           56,185(d)           916,377
Polaris Inds                                       69,776(d)         3,262,726
Pool                                               90,537            3,313,654
RC2                                                37,390(b)         1,477,279
Sturm, Ruger & Co                                  32,734(b)           340,761
                                                               ---------------
Total                                                               12,597,860
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Cambrex                                            47,765            1,045,098
Dionex                                             34,320(b)         2,039,294
Enzo Biochem                                       53,974(b)           800,974
Kendle Intl                                        21,850(b)           848,654
PAREXEL Intl                                       48,562(b)         1,590,406
PharmaNet Development Group                        32,875(b)           652,569
                                                               ---------------
Total                                                                6,976,995
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 19

ISSUER                                             SHARES             VALUE(a)
MACHINERY (3.9%)
Albany Intl Cl A                                   52,020      $     1,765,559
Astec Inds                                         33,613(b)         1,210,404
ASV                                                36,670(b,d)         621,557
Barnes Group                                       70,794            1,516,407
Briggs & Stratton                                  87,978            2,607,668
Clarcor                                            91,088            3,157,110
EnPro Inds                                         37,790(b)         1,248,960
Gardner Denver                                     93,730(b)         3,613,292
IDEX                                               95,736            4,968,697
Kaydon                                             50,315            2,168,577
Lindsay                                            20,761              659,992
Lydall                                             28,961(b)           387,788
Manitowoc                                         109,958            5,702,421
Mueller Inds                                       66,062            2,151,639
Robbins & Myers                                    29,964            1,302,835
Toro                                               73,128            3,749,273
Valmont Inds                                       30,601            1,697,437
Wabash Natl                                        55,623              886,631
Watts Water Technologies Cl A                      51,868            2,280,636
                                                               ---------------
Total                                                               41,696,883
------------------------------------------------------------------------------

MARINE (0.3%)
Kirby                                              94,502(b)         3,355,766
------------------------------------------------------------------------------

MEDIA (0.8%)
4Kids Entertainment                                23,447(b)           458,858
ADVO                                               56,854            1,863,674
Arbitron                                           52,511            2,434,935
Live Nation                                       116,885(b)         2,884,722
Radio One Cl D                                    137,445(b)         1,010,221
                                                               ---------------
Total                                                                8,652,410
------------------------------------------------------------------------------

METALS & MINING (2.6%)
AM Castle & Co                                     22,473              561,825
AMCOL Intl                                         39,000            1,172,340
Brush Engineered Materials                         35,945(b)         1,189,420
Carpenter Technology                               45,640            5,344,445
Century Aluminum                                   41,134(b)         1,874,888
Chaparral Steel                                    82,644            4,237,984
Cleveland-Cliffs                                   73,532(d)         4,019,259
Gibraltar Inds                                     53,265            1,306,590
Quanex                                             65,984            2,585,913
RTI Intl Metals                                    40,793(b)         3,334,828
Ryerson                                            46,873(d)         1,470,406
Steel Technologies                                 20,508              380,423
                                                               ---------------
Total                                                               27,478,321
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
MULTILINE RETAIL (0.2%)
Fred's                                             71,435      $       960,801
Tuesday Morning                                    53,215              886,562
                                                               ---------------
Total                                                                1,847,363
------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Avista                                             92,818            2,334,373
CH Energy Group                                    24,200            1,235,168
                                                               ---------------
Total                                                                3,569,541
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.1%)
Cabot Oil & Gas                                    85,535            5,547,800
Frontier Oil                                      196,960            5,595,633
Helix Energy Solutions Group                      166,652(b)         5,361,195
Massey Energy                                     143,540            3,400,463
Penn Virginia                                      33,370            2,445,354
Petroleum Development                              26,370(b)         1,350,935
St. Mary Land & Exploration                        97,960            3,525,580
Stone Energy                                       49,948(b)         1,697,733
Swift Energy                                       52,715(b)         2,337,383
World Fuel Services                                50,615            2,320,698
                                                               ---------------
Total                                                               33,582,774
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                               67,234(b)           804,791
Deltic Timber                                      18,161              971,977
Neenah Paper                                       26,390              900,691
Pope & Talbot                                      29,153(b)           204,363
Schweitzer-Mauduit Intl                            27,586              670,064
Wausau Paper                                       79,810            1,136,493
                                                               ---------------
Total                                                                4,688,379
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.9%)
Chattem                                            33,165(b)         1,904,998
Mannatech                                          28,275              456,076
NBTY                                              100,787(b)         5,225,806
Playtex Products                                   99,350(b)         1,398,848
USANA Health Sciences                              16,190(b,d)         859,365
                                                               ---------------
Total                                                                9,845,093
------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Alpharma Cl A                                      76,402            2,104,875
Bradley Pharmaceuticals                            29,325(b)           589,726
MGI PHARMA                                        140,912(b)         2,708,328
Noven Pharmaceuticals                              43,486(b)         1,189,777
Sciele Pharma                                      52,290(b)         1,241,888

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

ISSUER                                             SHARES             VALUE(a)
PHARMACEUTICALS (CONT.)
ViroPharma                                        124,370(b)   $     2,118,021
                                                               ---------------
Total                                                                9,952,615
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.2%)
Acadia Realty Trust                                56,720            1,457,137
Colonial Properties Trust                          82,205            4,040,376
EastGroup Properties                               42,250            2,312,765
Entertainment Properties Trust                     47,270            3,065,932
Essex Property Trust                               41,690            6,017,535
Inland Real Estate                                121,040            2,447,429
Kilroy Realty                                      57,817            5,020,828
Lexington Realty Trust                            122,770            2,612,546
LTC Properties                                     37,005            1,043,541
Medical Properties Trust                           71,755            1,121,531
Mid-America Apartment Communities                  43,720            2,628,446
Natl Retail Properties                            105,385            2,502,894
New Century Financial                              80,205            2,427,805
Parkway Properties                                 26,565            1,457,090
PS Business Parks                                  28,510            2,144,237
Senior Housing Properties Trust                   122,110            3,177,302
Sovran Self Storage                                35,940            2,156,400
                                                               ---------------
Total                                                               45,633,794
------------------------------------------------------------------------------

ROAD & RAIL (1.4%)
Arkansas Best                                      44,550            1,702,701
Heartland Express                                 105,233            1,781,595
Kansas City Southern                              135,379(b)         4,069,493
Knight Transportation                             102,845            1,933,486
Landstar System                                   101,546            4,294,379
Old Dominion Freight Line                          49,920(b)         1,386,778
                                                               ---------------
Total                                                               15,168,432
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Actel                                              46,497(b)           830,436
Advanced Energy Inds                               63,198(b)         1,095,221
ATMI                                               62,327(b)         2,084,215
Axcelis Technologies                              180,828(b)         1,164,532
Brooks Automation                                 134,515(b)         1,872,449
Cabot Microelectronics                             42,770(b)         1,291,226
Cohu                                               40,371              807,420
Cymer                                              66,288(b)         2,799,342
Diodes                                             35,655(b)         1,307,469
DSP Group                                          51,865(b)         1,088,128

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Exar                                               65,587(b)   $       859,190
FEI                                                45,260(b)         1,138,742
Intevac                                            37,760(b)           834,874
Kopin                                             121,170(b)           467,716
Kulicke & Soffa Inds                              101,859(b)           945,252
Microsemi                                         133,318(b)         2,426,388
MKS Instruments                                    65,500(b)         1,432,485
Pericom Semiconductor                              46,669(b)           465,290
Photronics                                         74,470(b)         1,240,670
Rudolph Technologies                               44,448(b)           694,722
Skyworks Solutions                                287,498(b)         1,888,862
Standard Microsystems                              39,547(b)         1,103,361
Supertex                                           24,505(b)           915,017
Ultratech                                          41,398(b)           502,572
Varian Semiconductor Equipment Associates          98,768(b)         4,064,303
Veeco Instruments                                  55,476(b)         1,064,584
                                                               ---------------
Total                                                               34,384,466
------------------------------------------------------------------------------

SOFTWARE (3.6%)
Altiris                                            43,190(b)         1,413,609
ANSYS                                              68,780(b)         3,431,434
Captaris                                           48,261(b)           425,179
Catapult Communications                            17,775(b)           161,930
Concur Technologies                                49,770(b)           749,039
Epicor Software                                   103,240(b)         1,429,582
EPIQ Systems                                       25,725(b)           464,851
FactSet Research Systems                           67,340            3,911,107
Hyperion Solutions                                104,461(b)         4,410,342
JDA Software Group                                 52,360(b)           837,760
Kronos                                             56,896(b)         2,162,048
Manhattan Associates                               48,642(b)         1,365,381
MapInfo                                            38,091(b)           519,942
MICROS Systems                                     70,612(b,d)       3,975,455
Napster                                            80,153(b)           321,414
Phoenix Technologies                               45,395(b)           285,535
Progress Software                                  73,350(b)         2,083,874
Quality Systems                                    30,300            1,285,629
Radiant Systems                                    46,255(b)           521,756
Secure Computing                                  115,155(b)           766,932
Sonic Solutions                                    46,430(b)           851,991
SPSS                                               35,208(b)         1,092,152
Take-Two Interactive Software                     129,513(b)         2,250,936
THQ                                               114,823(b)         3,479,137
                                                               ---------------
Total                                                               38,197,015
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 21

ISSUER                                             SHARES             VALUE(a)
SPECIALTY RETAIL (4.1%)
Aaron Rents                                        86,821      $     2,562,956
Cato Cl A                                          56,269            1,269,991
Children's Place Retail Stores                     41,650(b)         2,257,847
Christopher & Banks                                67,903            1,207,315
Cost Plus                                          39,421(b,d)         406,036
Dress Barn                                         82,066(b)         1,844,023
Finish Line Cl A                                   74,600              952,642
Genesco                                            40,133(b)         1,580,839
Group 1 Automotive                                 43,004            2,279,212
Guitar Center                                      52,345(b)         2,394,784
Gymboree                                           56,453(b)         2,443,850
Hancock Fabrics                                    34,168(b)           136,672
Haverty Furniture Companies                        40,390              618,371
Hibbett Sporting Goods                             56,652(b)         1,819,096
Hot Topic                                          78,901(b)           821,359
Jo-Ann Stores                                      43,580(b)         1,101,702
Jos A Bank Clothiers                               32,161(b,d)         995,705
Men's Wearhouse                                    94,426            4,054,652
Midas                                              21,071(b)           476,837
Pep Boys - Manny, Moe & Jack                       97,103            1,486,647
Select Comfort                                     94,032(b,d)       1,733,950
Sonic Automotive Cl A                              53,670            1,682,555
Stage Stores                                       51,990            1,668,359
Stein Mart                                         48,220              651,452
Tractor Supply                                     61,800(b)         3,110,394
Tween Brands                                       57,069(b)         1,951,189
Zale                                               86,738(b)         2,387,030
                                                               ---------------
Total                                                               43,895,465
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.7%)
Ashworth                                           25,920(b)           197,251
Brown Shoe                                         51,296            2,787,938
crocs                                              59,905(b,d)       3,015,618
Deckers Outdoor                                    19,510(b)         1,137,628
Fossil                                             80,680(b)         1,816,107
Kellwood                                           44,914            1,473,179
K-Swiss Cl A                                       47,364            1,497,650
Movado Group                                       36,295            1,041,667
Oxford Inds                                        27,218            1,300,748
Phillips-Van Heusen                                99,137            5,467,405
Quiksilver                                        214,788(b)         3,052,137
Skechers USA Cl A                                  44,470(b)         1,576,017
Stride Rite                                        64,435            1,112,148

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES             VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Wolverine World Wide                               99,355      $     3,057,153
                                                               ---------------
Total                                                               28,532,646
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.0%)
Anchor BanCorp Wisconsin                           32,274              963,702
Bank Mutual                                       107,655            1,270,329
BankAtlantic Bancorp Cl A                          81,840            1,086,835
BankUnited Financial Cl A                          56,930            1,570,699
Brookline Bancorp                                 109,935            1,463,235
Corus Bankshares                                   58,890(d)         1,254,357
Dime Community Bancshares                          49,002              658,097
Downey Financial                                   34,810            2,490,307
FirstFed Financial                                 29,654(b)         2,044,643
Flagstar Bancorp                                   69,240            1,004,672
Franklin Bank                                      42,065(b)           799,235
Fremont General                                   120,930(d)         1,644,648
MAF Bancorp                                        49,859            2,240,663
Triad Guaranty                                     21,790(b)         1,122,185
Trustco Bank NY                                   133,932            1,408,965
                                                               ---------------
Total                                                               21,022,572
------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                 156,175(b)         1,197,862
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies                    66,586            1,632,689
Kaman                                              42,994              979,833
Lawson Products                                     7,441              330,306
Watsco                                             43,714            2,230,288
                                                               ---------------
Total                                                                5,173,116
------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                              30,420            1,192,160
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $728,570,780)                                           $ 1,050,992,786
------------------------------------------------------------------------------

MONEY MARKET FUND (4.4%)(e)

                                                 SHARES               VALUE(a)
RiverSource Short-Term
  Cash Fund                                    47,030,940(g)   $    47,030,940
------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $47,030,940)                                            $    47,030,940
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $775,601,720)(h)                                        $ 1,098,023,726
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

22 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2007, the value of foreign securities represented 0.1% of net assets.

(d) At Jan. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 4.0% of net assets. See
      Note 5 to the financial statements. 0.4% of net assets is the Fund's cash equivalent position.

(f)   Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):
      TYPE OF SECURITY                                              CONTRACTS
      ------------------------------------------------------------------------

      PURCHASE CONTRACTS
      Russell 2000 Futures, March 2007                                     59

(g)   Affiliated Money Market Fund -- See Note 7 to the financial statements.

(h) At Jan. 31, 2007, the cost of securities for federal income tax purposes was $788,800,879 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $371,283,739
      Unrealized depreciation                                     (62,060,892)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $309,222,847
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 23

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $728,570,780)                                             $ 1,050,992,786
   Affiliated money market fund (identified cost $47,030,940) (Note 7)                                   47,030,940
-------------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $775,601,720)                                        1,098,023,726
Capital shares receivable                                                                                    78,470
Dividends and accrued interest receivable                                                                   498,340
Receivable for investment securities sold                                                                20,128,143
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                          1,118,728,679
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                                                50
Capital shares payable                                                                                      197,861
Payable for investment securities purchased                                                                 498,925
Payable upon return of securities loaned (Note 5)                                                        42,547,450
Accrued investment management services fee                                                                   10,067
Accrued distribution fee                                                                                     11,964
Accrued transfer agency fee                                                                                     117
Accrued administrative services fee                                                                           2,258
Accrued plan administration services fee                                                                         70
Other accrued expenses                                                                                      207,020
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                        43,475,782
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                  $ 1,075,252,897
===================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                            $     1,313,284
Additional paid-in capital                                                                              717,400,609
Undistributed net investment income                                                                       1,141,240
Accumulated net realized gain (loss)                                                                     32,851,245
Unrealized appreciation (depreciation) on investments (Note 6)                                          322,546,519
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                            $ 1,075,252,897
===================================================================================================================
Net assets applicable to outstanding shares:                       Class A                          $   834,954,281
                                                                   Class B                          $   229,997,889
                                                                   Class R4                         $    10,300,727
Net asset value per share of outstanding capital stock:            Class A shares      99,373,376   $          8.40
                                                                   Class B shares      30,755,493   $          7.48
                                                                   Class R4 shares      1,199,527   $          8.59
-------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                                   $    41,037,304
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

24 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS

YEAR ENDED JAN. 31, 2007

INVESTMENT INCOME
Income:
Dividends                                                                               $    11,149,182
Interest                                                                                        365,020
Income distributions from affiliated money market fund (Note 7)                                 464,710
Fee income from securities lending (Note 5)                                                     432,494
   Less foreign taxes withheld                                                                   (4,493)
--------------------------------------------------------------------------------------------------------
Total income                                                                                 12,406,913
--------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                            3,889,499
Distribution fee
   Class A                                                                                    2,109,546
   Class B                                                                                    2,771,834
Transfer agency fee
   Class A                                                                                    1,620,173
   Class B                                                                                      571,801
   Class R4                                                                                      15,475
Service fee -- Class R4                                                                           9,088
Administrative services fees and expenses                                                       867,030
Plan administration services fee -- Class R4                                                      3,482
Compensation of board members                                                                    22,564
Custodian fees                                                                                  220,000
Printing and postage                                                                            281,570
Registration fees                                                                                65,300
Licensing fees                                                                                   27,900
Professional fees                                                                                34,303
Other                                                                                            20,126
--------------------------------------------------------------------------------------------------------
Total expenses                                                                               12,529,691
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)          (1,249,780)
--------------------------------------------------------------------------------------------------------
                                                                                             11,279,911
   Earnings and bank fee credits on cash balances (Note 2)                                      (84,375)
--------------------------------------------------------------------------------------------------------
Total net expenses                                                                           11,195,536
--------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                               1,211,377
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                           140,234,271
   Futures contracts                                                                            625,555
   Payment from affiliate (Note 2)                                                               52,250
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     140,912,076
Net change in unrealized appreciation (depreciation) on investments                         (66,536,698)
--------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                        74,375,378
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         $    75,586,755
========================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 25

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JAN. 31,                                                         2007              2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $     1,211,377   $      (490,846)
Net realized gain (loss) on investments                                   140,912,076       127,368,104
Net change in unrealized appreciation (depreciation) on investments       (66,536,698)       74,972,461
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            75,586,755       201,849,719
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                            (109,056,307)      (64,568,459)
      Class B                                                             (33,276,239)      (28,154,086)
      Class R4                                                             (1,258,312)         (798,388)
--------------------------------------------------------------------------------------------------------
Total distributions                                                      (143,590,858)      (93,520,933)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                123,678,472       137,448,192
   Class B shares                                                          16,143,052        29,941,339
   Class R4 shares                                                          2,871,989         5,147,710
Reinvestment of distributions at net asset value
   Class A shares                                                         107,229,509        63,541,983
   Class B shares                                                          32,845,091        27,800,426
   Class R4 shares                                                          1,258,312           798,388
Payments for redemptions
   Class A shares                                                        (235,769,616)     (237,986,825)
   Class B shares (Note 2)                                               (148,812,067)     (168,796,770)
   Class R4 shares                                                         (4,640,849)      (15,634,423)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (105,196,107)     (157,739,980)
--------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (173,200,210)      (49,411,194)
Net assets at beginning of year                                         1,248,453,107     1,297,864,301
--------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 1,075,252,897   $ 1,248,453,107
========================================================================================================
Undistributed net investment income                                   $     1,141,240   $       788,896
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

26 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth year of ownership.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) utilizes Fair Value Pricing
(FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or


--------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 27 event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------

28 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $859,033 and accumulated net realized gain has been increased by $859,033.


--------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 29

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31                                      2007           2006
-------------------------------------------------------------------------------
CLASS A
Distributions paid from:
   Ordinary income ..............................  $  2,421,319   $   1,060,392
   Long-term capital gain .......................   106,634,988      63,508,067

CLASS B
Distributions paid from:
   Ordinary income ..............................       742,004         448,529
   Long-term capital gain .......................    32,534,235      27,705,557

CLASS R4*
Distributions paid from:
   Ordinary income ..............................        28,038          12,309
   Long-term capital gain .......................     1,230,274         786,079

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

At Jan. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income .................................   $   2,361,182
Accumulated long-term gain (loss) .............................   $  44,954,975
Unrealized long-term appreciation (depreciation) ..............   $ 309,222,847

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.


--------------------------------------------------------------------------------

30 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.38% to 0.34% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a fee percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expenses, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2007, there were no expenses incurred for these particular items.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 31

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to these shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $743,710 for Class A and $229,869 for Class B for the year ended Jan. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


------------------------------------------------------------------------------

32 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

For the year ended Jan 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 0.81% for Class A, 1.58% for Class B and 0.64% for Class R4. Of these fees and expenses, the transfer agency fees waived for Class A, Class B and Class R4 were $949,338, $289,125 and $11,317, respectively. Under this agreement which was effective until Jan. 31, 2007, net expenses would not exceed 0.81% for Class A, 1.58% for Class B and 0.64% for Class R4 of the Fund's average daily net assets. Effective as of Feb. 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.81% for Class A, 1.58% for Class B and 0.68% for Class R4 of the Fund's average daily net assets.

During the year ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $84,375 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $52,250 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $128,772,135 and $364,911,892 respectively, for the year ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                         YEAR ENDED JAN. 31, 2007
                                                   CLASS A       CLASS B       CLASS R4*
-----------------------------------------------------------------------------------------
Sold                                              14,335,934     2,002,432       315,993
Issued for reinvested distributions               13,013,293     4,474,806       149,443
Redeemed                                         (26,574,814)  (18,933,267)     (508,752)
-----------------------------------------------------------------------------------------
Net increase (decrease)                              774,413   (12,456,029)      (43,316)
-----------------------------------------------------------------------------------------

                                                         YEAR ENDED JAN. 31, 2006
                                                   CLASS A       CLASS B       CLASS R4*
-----------------------------------------------------------------------------------------
Sold                                              15,977,947     3,820,218       594,800
Issued for reinvested distributions                7,591,685     3,643,525        93,818
Redeemed                                         (27,882,339)  (21,380,640)   (1,818,850)
-----------------------------------------------------------------------------------------
Net increase (decrease)                           (4,312,707)  (13,916,897)   (1,130,232)
-----------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 33

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Jan. 31, 2007, securities valued at $41,037,304 were on loan to brokers. For collateral, the Fund received $42,547,450 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $432,494 for the year ended Jan. 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2007, investments in securities included securities valued at $1,776,603 that were pledged as collateral to cover initial margin deposits on 59 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2007 was $23,729,800 with a net unrealized gain of $124,513. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within


------------------------------------------------------------------------------

34 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowing under the facility outstanding during the year ended Jan. 31, 2007.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 35 funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

36 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                               2007          2006          2005          2004         2003
Net asset value, beginning of period                   $   8.97      $   8.21      $   7.55      $   5.14      $  6.35
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01           .01            --            --           --
Net gains (losses) (both realized
   and unrealized)                                          .64          1.44          1.17          2.41        (1.21)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .65          1.45          1.17          2.41        (1.21)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                         (1.22)         (.69)         (.51)           --           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   8.40      $   8.97      $   8.21      $   7.55      $  5.14
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $    835      $    884      $    844      $    792      $   583
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(b),(c)                                  .81%(d)       .92%(d)       .91%          .96%         .98%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                              .29%          .20%          .24%         (.04%)       (.13%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         11%           14%           12%           10%          16%
------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            7.55%        18.33%        15.42%        46.89%      (19.06%)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.92% and 0.93% for the years ended Jan. 31, 2007 and 2006, respectively.

(e)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 37

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                               2007          2006          2005          2004         2003
Net asset value, beginning of period                   $   8.17      $   7.59      $   7.07      $   4.85      $  6.04
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 --          (.02)         (.01)         (.05)        (.04)
Net gains (losses) (both realized
   and unrealized)                                          .53          1.29          1.04          2.27        (1.15)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .53          1.27          1.03          2.22        (1.19)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                         (1.22)         (.69)         (.51)           --           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   7.48      $   8.17      $   7.59      $   7.07      $  4.85
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $    230      $    353      $    434      $    482      $   370
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(b),(c)                                 1.58%(d)      1.68%(d)      1.67%         1.73%        1.75%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             (.47%)        (.57%)        (.53%)        (.81%)       (.90%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         11%           14%           12%           10%          16%
------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            6.81%        17.45%        14.48%        45.77%      (19.70%)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.68% and 1.70% for the years ended Jan. 31, 2007 and 2006, respectively.

(e)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

38 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Jan. 31,                               2007          2006          2005          2004         2003
Net asset value, beginning of period                   $   9.12      $   8.32      $   7.63      $   5.19      $  6.40
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02           .01            --           .01           --
Net gains (losses) (both realized
   and unrealized)                                          .67          1.48          1.20          2.43        (1.21)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .69          1.49          1.20          2.44        (1.21)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                         (1.22)         (.69)         (.51)           --           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   8.59      $   9.12      $   8.32      $   7.63      $  5.19
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $     10      $     11      $     20      $     15      $    10
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(b),(c)                                  .64%(d)       .75%(d)       .74%          .79%         .82%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                              .46%          .36%          .42%          .13%         .04%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         11%           14%           12%           10%          16%
------------------------------------------------------------------------------------------------------------------------
Total return(e)                                            7.87%        18.57%        15.65%        47.01%      (18.91%)
------------------------------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.75% and 0.76% for the years ended Jan.
      31, 2007 and 2006, respectively.

(e)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Small Company Index Fund (a series of RiverSource Market Advantage Series, Inc.) as of January 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2007, and the financial highlights for each of the years or periods in the five-year period ended January 31, 2007. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund as of January 31, 2007, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
March 20, 2007


------------------------------------------------------------------------------

40 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2007

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................         100%
      Dividends Received Deduction for corporations ..............         100%
PAYABLE DATE                                                         PER SHARE
Dec. 20, 2006 ....................................................  $  0.02726
CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 20, 2006 ....................................................  $  1.19615
Total distributions ..............................................  $  1.22341

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................         100%
      Dividends Received Deduction for corporations ..............         100%
Payable date .....................................................   Per share
Dec. 20, 2006 ....................................................  $  0.02726
CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 20, 2006 ....................................................  $  1.19615
Total distributions ..............................................  $  1.22341

CLASS R4*

INCOME DISTRIBUTIONS -- taxable as dividend income:
      Qualified Dividend Income for individuals ..................         100%
      Dividends Received Deduction for corporations ..............         100%
PAYABLE DATE                                                         PER SHARE
Dec. 20, 2006 ....................................................  $  0.02726
CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.
PAYABLE DATE                                                         PER SHARE
Dec. 20, 2006 ....................................................  $  1.19615
Total distributions ..............................................  $  1.22341

*     Effective Dec. 11, 2006, Class Y was renamed R4.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 41

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                           POSITION HELD
ADDRESS,                        WITH FUND AND        PRINCIPAL OCCUPATION                  OTHER
AGE                             LENGTH OF SERVICE    DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                  Board member         Chief Justice, Minnesota Supreme
901 S. Marquette Ave.           since 2006           Court, 1998-2005
Minneapolis, MN 55402
Age 52
---------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                 Board member         Chair, RiverSource Funds,
901 S. Marquette Ave.           since 1999           1999-2006; former Governor
Minneapolis, MN 55402                                of Minnesota
Age 72
---------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn               Board member         Trustee Professor of Economics and
901 S. Marquette Ave.           since 2004           Management, Bentley College;
Minneapolis, MN 55402                                former Dean, McCallum Graduate
Age 56                                               School of Business, Bentley College
---------------------------------------------------------------------------------------------------------------------
Anne P. Jones                   Board member         Attorney and Consultant
901 S. Marquette Ave.           since 1985
Minneapolis, MN 55402
Age 72
---------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                 Board member         Former Managing Director,             American Progressive
901 S. Marquette Ave.           since 2005           Shikiar Asset Management              Insurance
Minneapolis, MN 55402
Age 71
---------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.           Board member         President Emeritus and                Valmont Industries, Inc.
901 S. Marquette Ave.           since 2002 and       Professor of Economics,               (manufactures irrigation
Minneapolis, MN 55402           Chair of the Board   Carleton College                      systems)
Age 68                          since 2007
---------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

42 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

NAME,                          POSITION HELD
ADDRESS,                       WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                            LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------
Catherine James Paglia         Board member          Director, Enterprise Asset            Strategic Distribution,
901 S. Marquette Ave.          since 2004            Management, Inc. (private real        Inc. (transportation,
Minneapolis, MN 55402                                estate and asset management           distribution and logistics
Age 54                                               company)                              consultants)
-----------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby           Board member          Chief Executive Officer, RiboNovix,   Hybridon, Inc.
901 S. Marquette Ave.          since 2002            Inc. since 2003 (biotechnology);      (biotechnology);
Minneapolis, MN 55402                                former President, Forester Biotech    American Healthways, Inc.
Age 62                                                                                     (health management programs)
-----------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                          POSITION HELD
ADDRESS,                       WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                            LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
William F. Truscott            Board member          President - U.S. Asset Management
53600 Ameriprise               since 2001,           and Chief Investment Officer,
Financial Center               Vice President        Ameriprise Financial, Inc. and
Minneapolis, MN 55474          since 2002            President, Chairman of the Board
Age 46                                               and Chief Investment Officer,
                                                     RiverSource Investments, LLC
                                                     since 2005; President, Ameriprise
                                                     Certificate Company since 2006;
                                                     Senior Vice President - Chief
                                                     Investment Officer, Ameriprise
                                                     Financial, Inc. and Chairman of the
                                                     Board and Chief Investment Officer,
                                                     RiverSource Investments, LLC,
                                                     2001-2005
---------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 43

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                           POSITION HELD
ADDRESS,                        WITH FUND AND       PRINCIPAL OCCUPATION
AGE                             LENGTH OF SERVICE   DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan             President           Senior Vice President - Asset Management, RiverSource Investments,
172 Ameriprise                  since 2006          LLC since 2006; Managing Director and Global Head of Product,
Financial Center                                    Morgan Stanley Investment Management, 2004-2006; President,
Minneapolis, MN 55474                               Touchstone Investments, 2002-2004; Director of Strategic Planning,
Age 41                                              Evergreen Investments, 1995-2002
----------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley              Vice President      Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise                  since 2004          Financial, Inc. and RiverSource Investments, LLC since 2006; Vice
Financial Center                                    President - Investments, Ameriprise Certificate Company since
Minneapolis, MN 55474                               2003; Senior Vice President - Fixed Income, Ameriprise Financial,
Age 42                                              Inc., 2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                    Managing Director, Zurich Global Assets, 2001-2002
----------------------------------------------------------------------------------------------------------------------
Amy K. Johnson                  Vice President      Vice President - Asset Management and Trust Company Services,
5228 Ameriprise                 since 2006          RiverSource Investments, LLC since 2006; Vice President -
Financial Center                                    Operations and Compliance, RiverSource Investments, LLC,
Minneapolis, MN 55474                               2004-2006; Director of Product Development - Mutual Funds,
Age 41                                              Ameriprise Financial, Inc., 2001-2004
----------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                  Treasurer           Vice President - Investment Accounting, Ameriprise Financial, Inc.
105 Ameriprise                  since 2002          since 2002; Vice President - Finance, American Express Company,
Financial Center                                    2000-2002
Minneapolis, MN 55474
Age 51
----------------------------------------------------------------------------------------------------------------------
Scott R. Plummer                Vice President,     Vice President and Chief Counsel - Asset Management, Ameriprise
5228 Ameriprise                 General Counsel     Financial, Inc. since 2005; Vice President, General Counsel and
Financial Center                and Secretary       Secretary, Ameriprise Certificate Company since 2005; Vice
Minneapolis, MN 55474           since 2006          President - Asset Management Compliance, Ameriprise Financial,
Age 47                                              Inc., 2004-2005; Senior Vice President and Chief Compliance
                                                    Officer, U.S. Bancorp Asset Management, 2002-2004; Second Vice
                                                    President and Assistant General Counsel, Hartford Life, 2001-2002
----------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers             Chief Compliance    U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise                  Officer since 2006  Investments, LLC since 2006; Director - Mutual Funds, Voyageur
Financial Center                                    Asset Management, 2003-2006; Director of Finance, Voyageur Asset
Minneapolis, MN 55474                               Management, 2000-2003
Age 46
----------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                  Money Laundering    Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise                 Prevention Officer  Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Financial Center                since 2004          Laundering, Ameriprise Financial, Inc., 2003-2004; Compliance
Minneapolis, MN 55474                               Director and Bank Secrecy Act Officer, American Express
Age 43                                              Centurion Bank, 2000-2003
----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

44 RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2007 ANNUAL REPORT 45

RIVERSOURCE(R) SMALL COMPANY INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds


RIVERSOURCE [LOGO](R)
       INVESTMENTS

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                                S-6357 T (3/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Market Advantage Series, Inc. were as follows:

                  2007 - $37,400;                       2006 - $242,500

(b) Audit - Related Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Market Advantage Series, Inc. were as follows:

                  2007 - $1,000;                        2006 - $657

(c) Tax Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for tax compliance related services for RiverSource Market Advantage Series, Inc. were as follows:

                  2007 - $14,800;                       2006 - $21,699

(d) All Other Fees. The fees paid for the years ended Jan. 31, to KPMG LLP for additional professional services for RiverSource Market Advantage Series, Inc. were as follows:

                  2007 - $2,449;                        2006 - $548


(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 and 2006 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Jan. 31, by the registrant for non-audit services to KPMG LLP were as follows:

                  2007 - $69,649;                       2006 - $109,247

         The fees paid for the years ended Jan. 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                  2007 - $52,400;                       2006 - $87,000

(h) 100% of the services performed for item (g) above during 2007 and 2006 were pre-approved by the audit committee.

*2006 represents bills paid 2/1/05 - 1/31/06
 2007 represents bills paid 2/1/06 - 1/31/07


Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Market Advantage Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007





By                                 /s/ Jeffrey P. Fox
                                   ------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 3, 2007